UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-4646
                                   ------------


                         AXP CALIFORNIA TAX-EXEMPT TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     6/30
                         --------------
Date of reporting period:   12/31
                         --------------

SEMIANNUAL REPORT

[RIVERSOURCE(SM) INVESTMENTS LOGO]


RIVERSOURCE(SM) CALIFORNIA TAX-EXEMPT FUND
RIVERSOURCE(SM) MASSACHUSETTS TAX-EXEMPT FUND
RIVERSOURCE(SM) MICHIGAN TAX-EXEMPT FUND
RIVERSOURCE(SM) MINNESOTA TAX-EXEMPT FUND
RIVERSOURCE(SM) NEW YORK TAX-EXEMPT FUND
RIVERSOURCE(SM) OHIO TAX-EXEMPT FUND


SEMIANNUAL REPORT FOR THE PERIOD ENDED DEC. 31, 2005


- EACH FUND SEEKS TO PROVIDE SHAREHOLDERS WITH A HIGH LEVEL OF INCOME GENERALLY EXEMPT FROM FEDERAL INCOME TAX AS WELL AS FROM THE RESPECTIVE STATE AND LOCAL INCOME TAX.

TABLE OF CONTENTS

Fund Snapshot                                                                3-9
   AXP California Tax-Exempt Fund                                              3
   AXP Massachusetts Tax-Exempt Fund                                           4
   AXP Michigan Tax-Exempt Fund                                                5
   AXP Minnesota Tax-Exempt Fund                                               6
   AXP New York Tax-Exempt Fund                                                7
   AXP Ohio Tax-Exempt Fund                                                    8

Performance Summary                                                        10-21
   AXP California Tax-Exempt Fund                                             10
   AXP Massachusetts Tax-Exempt Fund                                          12
   AXP Michigan Tax-Exempt Fund                                               14
   AXP Minnesota Tax-Exempt Fund                                              16
   AXP New York Tax-Exempt Fund                                               18
   AXP Ohio Tax-Exempt Fund                                                   20

Questions & Answers with Portfolio Management                                 22

Investments in Securities                                                  26-60
   AXP California Tax-Exempt Fund                                             26
   AXP Massachusetts Tax-Exempt Fund                                          33
   AXP Michigan Tax-Exempt Fund                                               37
   AXP Minnesota Tax-Exempt Fund                                              42
   AXP New York Tax-Exempt Fund                                               50
   AXP Ohio Tax-Exempt Fund                                                   56

Financial Statements                                                          61

Notes to Financial Statements                                                 68

Fund Expenses Example                                                         97

Approval of Investment Management Services Agreement                         104

Proxy Voting                                                                 109

[DALBAR RATED FOR COMMUNICATION 2005 LOGO]

American Express(R) Funds'* reports to shareholders have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

* As of Oct. 1, 2005, the RiverSource brand replaced "American Express" as the name of the American Express Funds.

--------------------------------------------------------------------------------
2 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

FUND SNAPSHOT AT DEC. 31, 2005

RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO MANAGER

PORTFOLIO MANAGER      SINCE     YEARS IN INDUSTRY
David Kerwin, CFA*     8/04             20

* The Fund is managed by a team of portfolio managers led by David Kerwin.

FUND OBJECTIVE

For California investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

Inception dates by class
A: 8/18/86 B: 3/20/95 C: 6/26/00

Ticker symbols by class
A: ICALX   B: ACABX  C: --

Total net assets             $192.8 million

Number of holdings                      108

Effective maturity(1)            14.6 years

Effective duration(2)             6.7 years

Weighted average bond rating(3)          AA

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

STYLE MATRIX

                       DURATION
QUALITY       SHORT      INT.       LONG
 HIGH                                 X
 MEDIUM
 LOW

SHADING WITHIN THE STYLE MATRIX INDICATES AREAS IN WHICH THE FUND GENERALLY INVESTS.

CREDIT QUALITY SUMMARY

PERCENTAGE OF BOND PORTFOLIO ASSETS

AAA bonds                             60.2%

AA bonds                               9.7

A bonds                               21.3

BBB bonds                              6.6

Non-investment grade bonds             2.2

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate. 3.4% of the portfolio rating above was determined through internal analysis.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

There are risks associated with an investment in a bond fund, including the impact of interest rates, credit and inflation. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.

Income from tax-exempt funds may be subject and local taxes and a portion of income may be subject to federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.

Fund holdings are subject to change.

--------------------------------------------------------------------------------
               RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 3

FUND SNAPSHOT AT DEC. 31, 2005

RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND

PORTFOLIO MANAGER

PORTFOLIO MANAGER      SINCE     YEARS IN INDUSTRY
David Kerwin, CFA*     8/04            20

* The Fund is managed by a team of portfolio managers led by David Kerwin.

FUND OBJECTIVE

For Massachusetts investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from respective state and local tax.

Inception dates by class
A: 7/2/87  B: 3/20/95 C: 6/26/00

Ticker symbols by class
A: IDMAX   B: AXMBX  C: --

Total net assets              $68.3 million

Number of holdings                       52

Effective maturity(1)            11.7 years

Effective duration(2)             6.7 years

Weighted average bond rating(3)         AA+

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

STYLE MATRIX

                              DURATION
QUALITY              SHORT       INT.       LONG
 HIGH                                         X
 MEDIUM
 LOW

SHADING WITHIN THE STYLE MATRIX INDICATES AREAS IN WHICH THE FUND GENERALLY INVESTS.

CREDIT QUALITY SUMMARY

PERCENTAGE OF BOND PORTFOLIO ASSETS

AAA bonds                             72.1%

AA bonds                              23.9

A bonds                                1.6

BBB bonds                              2.4

Non-investment grade bonds              --

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate. 1.4% of the portfolio rating above was determined through internal analysis.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

There are risks associated with an investment in a bond fund, including the impact of interest rates, credit and inflation. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.

Income from tax-exempt funds may be subject and local taxes and a portion of income may be subject to federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.

Fund holdings are subject to change.

--------------------------------------------------------------------------------
4 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

FUND SNAPSHOT AT DEC. 31, 2005

RIVERSOURCE MICHIGAN TAX-EXEMPT FUND

PORTFOLIO MANAGER

PORTFOLIO MANAGER      SINCE    YEARS IN INDUSTRY
David Kerwin, CFA*     8/04            20

* The Fund is managed by a team of portfolio managers led by David Kerwin.

FUND OBJECTIVE

For Michigan investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local tax.

Inception dates by class
A: 7/2/87  B: 3/20/95 C: 6/26/00

Ticker symbols by class
A: INMIX   B: --     C: --

Total net assets              $56.0 million

Number of holdings                       57

Effective maturity(1)            11.6 years

Effective duration(2)             6.2 years

Weighted average bond rating(3)         AA+

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

STYLE MATRIX

                               DURATION
QUALITY              SHORT       INT.       LONG
 HIGH                                        X
 MEDIUM
 LOW

SHADING WITHIN THE STYLE MATRIX INDICATES AREAS IN WHICH THE FUND GENERALLY INVESTS.

CREDIT QUALITY SUMMARY

PERCENTAGE OF BOND PORTFOLIO ASSETS

AAA bonds                             65.1%

AA bonds                              28.0

A bonds                                5.9

BBB bonds                              1.0

Non-investment grade bonds              --

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate. 1.0% of the portfolio above was determined through internal analysis.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

There are risks associated with an investment in a bond fund, including the impact of interest rates, credit and inflation. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.

Income from tax-exempt funds may be subject and local taxes and a portion of income may be subject to federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.

Fund holdings are subject to change.

--------------------------------------------------------------------------------
               RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 5

FUND SNAPSHOT AT DEC. 31, 2005

RIVERSOURCE MINNESOTA TAX-EXEMPT FUND

PORTFOLIO MANAGER

PORTFOLIO MANAGER      SINCE    YEARS IN INDUSTRY
David Kerwin, CFA*     8/04            20

* The Fund is managed by a team of portfolio managers led by David Kerwin.

FUND OBJECTIVE

For Minnesota investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local tax.

Inception dates by class
A: 8/18/86 B: 3/20/95 C: 6/26/00

Ticker symbols by class
A: IMNTX   B: IDSMX  C: --

Total net assets             $375.5 million

Number of holdings                      136

Effective maturity(1)            11.7 years

Effective duration(2)             6.4 years

Weighted average bond rating(3)         AA+

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

STYLE MATRIX

                             DURATION
QUALITY              SHORT     INT.       LONG
 HIGH                                      X
 MEDIUM
 LOW

SHADING WITHIN THE STYLE MATRIX INDICATES AREAS IN WHICH THE FUND GENERALLY INVESTS.

CREDIT QUALITY SUMMARY

PERCENTAGE OF BOND PORTFOLIO ASSETS

AAA bonds                             65.2%

AA bonds                              16.5

A bonds                                9.8

BBB bonds                              3.8

Non-investment grade bonds             2.7

Non-rated bonds                        2.0

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate. 2.2% of the portfolio rating above was determined through internal analysis.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

There are risks associated with an investment in a bond fund, including the impact of interest rates, credit and inflation. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.

Income from tax-exempt funds may be subject and local taxes and a portion of income may be subject to federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.

Fund holdings are subject to change.

--------------------------------------------------------------------------------
6 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

FUND SNAPSHOT AT DEC. 31, 2005

RIVERSOURCE NEW YORK TAX-EXEMPT FUND

PORTFOLIO MANAGER

PORTFOLIO MANAGER      SINCE     YEARS IN INDUSTRY
David Kerwin, CFA*     8/04             20

* The Fund is managed by a team of portfolio managers led by David Kerwin.

FUND OBJECTIVE

For New York investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

Inception dates by class
A: 8/18/86 B: 3/20/95 C: 6/26/00

Ticker symbols by class
A: INYKX   B: --      C: --

Total net assets              $78.8 million

Number of holdings                       78

Effective maturity(1)            13.8 years

Effective duration(2)             7.0 years

Weighted average bond rating(3)          AA

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

STYLE MATRIX

                              DURATION
QUALITY              SHORT       INT.       LONG
 HIGH                                        X
 MEDIUM
 LOW

SHADING WITHIN THE STYLE MATRIX INDICATES AREAS IN WHICH THE FUND GENERALLY INVESTS.

CREDIT QUALITY SUMMARY

PERCENTAGE OF BOND PORTFOLIO ASSETS

AAA bonds                             55.7%

AA bonds                              23.5

A bonds                               12.1

BBB bonds                              3.2

Non-investment grade bonds             4.1

Non-rated bonds                        1.4

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

There are risks associated with an investment in a bond fund, including the impact of interest rates, credit and inflation. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.

Income from tax-exempt funds may be subject and local taxes and a portion of income may be subject to federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.

Fund holdings are subject to change.

--------------------------------------------------------------------------------
               RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 7

FUND SNAPSHOT AT DEC. 31, 2005

RIVERSOURCE OHIO TAX-EXEMPT FUND

PORTFOLIO MANAGER

PORTFOLIO MANAGER      SINCE    YEARS IN INDUSTRY
David Kerwin, CFA*     8/04            20

* The Fund is managed by a team of portfolio managers led by David Kerwin.

FUND OBJECTIVE

For Ohio investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

Inception dates by class
A: 7/2/87  B: 3/20/95 C: 6/26/00

Ticker symbols by class
A: IOHIX   B: --      C: --

Total net assets              $56.6 million

Number of holdings                       58

Effective maturity(1)            12.8 years

Effective duration(2)             6.7 years

Weighted average bond rating(3)         AA+

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

STYLE MATRIX

                             DURATION
QUALITY              SHORT      INT.       LONG
 HIGH                                       X
 MEDIUM
 LOW

SHADING WITHIN THE STYLE MATRIX INDICATES AREAS IN WHICH THE FUND GENERALLY INVESTS.

CREDIT QUALITY SUMMARY

PERCENTAGE OF BOND PORTFOLIO ASSETS

AAA bonds                             63.2%

AA bonds                              30.0

A bonds                                4.2

BBB bonds                              2.6

Non-investment grade bonds              --

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

There are risks associated with an investment in a bond fund, including the impact of interest rates, credit and inflation. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.

Income from tax-exempt funds may be subject and local taxes and a portion of income may be subject to federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.

Fund holdings are subject to change.

--------------------------------------------------------------------------------
8 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

YIELD SNAPSHOT

RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND

SEC YIELDS

At Dec. 30, 2005* by class
A: 3.26%   B: 2.66%  C: 2.66%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 11 for additional performance information.

*The last business day of the period.

RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND

SEC YIELDS

At Dec. 30, 2005* by class
A: 3.13%   B: 2.54%  C: 2.54%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 13 for additional performance information.

*The last business day of the period.

RIVERSOURCE MICHIGAN TAX-EXEMPT FUND

SEC YIELDS

At Dec. 30, 2005* by class
A: 3.05%   B: 2.44%  C: 2.44%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 15 for additional performance information.

*The last business day of the period.

RIVERSOURCE MINNESOTA TAX-EXEMPT FUND

SEC YIELDS

At Dec. 30, 2005* by class
A: 3.18%   B: 2.58%  C: 2.58%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 17 for additional performance information.

*The last business day of the period.

RIVERSOURCE NEW YORK TAX-EXEMPT FUND

SEC YIELDS

At Dec. 30, 2005* by class
A: 3.36%   B: 2.77%  C: 2.77%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 19 for additional performance information.

*The last business day of the period.

RIVERSOURCE OHIO TAX-EXEMPT FUND

SEC YIELDS

At Dec. 30, 2005* by class
A: 3.08%   B: 2.48%  C: 2.48%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 21 for additional performance information.

*The last business day of the period.

--------------------------------------------------------------------------------
               RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 9

PERFORMANCE SUMMARY

[CHART]

                                   RIVERSOURCE
                           CALIFORNIA TAX-EXEMPT FUND
                             PERFORMANCE COMPARISON
                  FOR THE SIX-MONTH PERIOD ENDED DEC. 31, 2005

+0.68%   RiverSource California Tax-Exempt Fund Class A (excluding sales charge)

+0.85%   Lehman Brothers California 2 Plus Year Municipal Bond Index(1) (unmanaged)

+0.84%   Lehman Brothers California Municipal Bond Index(2) (unmanaged)

+0.60%   Lehman Brothers Municipal Bond Index(3) (unmanaged)

+0.78%   Lipper California Municipal Debt Funds Index(4)

THE PERFORMANCE INFORMATION SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF YOUR INVESTMENT WILL FLUCTUATE SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION SHOWN. YOU MAY OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END BY CALLING (800) 862-7919 OR VISITING www.riversource.com/funds.

(1) The Lehman Brothers California 2 Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of California investment-grade fixed-rate municipal bonds with maturities of two years or more.

(2) The Lehman Brothers California Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index is made up of investment-grade, tax-exempt, and fixed-rate bonds issued in the state of California. All securities have effective maturities greater than one year and are selected from issues larger than $50 million.

(3) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lehman Brothers indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(4) The Lipper California Municipal Debt Funds Index includes the 30 largest municipal debt funds in California tracked by Lipper Inc. The Lipper indexes' returns include net reinvested dividends.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
10 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND

AVERAGE ANNUAL TOTAL RETURNS

                             CLASS A                 CLASS B                    CLASS C
                            (8/18/86)               (3/20/95)                  (6/26/00)
(INCEPTION DATES)       NAV(1)     POP(2)     NAV(1)    AFTER CDSC(3)    NAV(1)    AFTER CDSC(4)
AT DEC. 31, 2005
6 months*                +0.68%     -4.11%     +0.30%          -4.59%     +0.30%          -0.68%
1 year                   +3.78%     -1.16%     +3.00%          -1.94%     +3.20%          +2.21%
3 years                  +4.13%     +2.45%     +3.35%          +2.12%     +3.34%          +3.34%
5 years                  +4.58%     +3.57%     +3.80%          +3.46%     +3.84%          +3.84%
10 years                 +4.80%     +4.29%     +4.02%          +4.02%       N/A             N/A
Since inception          +5.98%     +5.71%     +4.44%          +4.44%     +4.76%          +4.76%

(1)  EXCLUDING SALES CHARGE.
(2)  RETURNS AT PUBLIC OFFERING PRICE (POP) REFLECT A SALES CHARGE OF 4.75%.
(3)  RETURNS AT MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC). CDSC APPLIES AS
     FOLLOWS:
     FIRST YEAR 5%; SECOND AND THIRD YEAR 4%; FOURTH YEAR 3%; FIFTH YEAR 2%; SIXTH YEAR 1%; NO SALES CHARGE THEREAFTER.
(4)  1% CDSC APPLIES TO REDEMPTIONS MADE WITHIN THE FIRST YEAR OF PURCHASE.
 *   NOT ANNUALIZED.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 11

PERFORMANCE SUMMARY

[CHART]

                                   RIVERSOURCE
                          MASSACHUSETTS TAX-EXEMPT FUND
                             PERFORMANCE COMPARISON
                  FOR THE SIX-MONTH PERIOD ENDED DEC. 31, 2005

-0.14%  RiverSource Massachusetts Tax-Exempt Fund Class A (excluding sales charge)

+0.36%  Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index(1) (unmanaged)

+0.32%  Lehman Brothers Massachusetts Municipal Bond Index(2) (unmanaged)

+0.60%  Lehman Brothers Municipal Bond Index(3) (unmanaged)

+0.43%  Lipper Massachusetts Municipal Debt Funds Index(4)

THE PERFORMANCE INFORMATION SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF YOUR INVESTMENT WILL FLUCTUATE SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION SHOWN. YOU MAY OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END BY CALLING (800) 862-7919 OR VISITING www.riversource.com/funds.

(1) The Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index, an unmanaged index, is a market value-weighted index of Massachusetts investment-grade fixed-rate municipal bonds with maturities of three years or more.

(2) The Lehman Brothers Massachusetts Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index is made up of investment-grade, tax-exempt, and fixed-rate bonds issued in the state of Massachusetts. All securities have effective maturities greater than one year and are selected from issues larger than $50 million.

(3) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lehman Brothers indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(4) The Lipper Massachusetts Municipal Debt Funds Index includes the 10 largest municipal debt funds in Massachusetts tracked by Lipper Inc. The Lipper indexes' returns include net reinvested dividends.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
12 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND

AVERAGE ANNUAL TOTAL RETURNS

                             CLASS A                 CLASS B                   CLASS C
                             (7/2/87)               (3/20/95)                 (6/26/00)
(INCEPTION DATES)       NAV(1)     POP(2)     NAV(1)    AFTER CDSC(3)    NAV(1)    AFTER CDSC(4)
AT DEC. 31, 2005
6 months*                -0.14%     -4.89%     -0.52%          -5.40%     -0.34%          -1.32%
1 year                   +2.19%     -2.66%     +1.42%          -3.49%     +1.43%          +0.44%
3 years                  +3.27%     +1.61%     +2.49%          +1.24%     +2.50%          +2.50%
5 years                  +4.36%     +3.35%     +3.58%          +3.23%     +3.58%          +3.58%
10 years                 +4.41%     +3.91%     +3.63%          +3.63%       N/A             N/A
Since inception          +5.86%     +5.58%     +4.10%          +4.10%     +4.36%          +4.36%

(1)  EXCLUDING SALES CHARGE.
(2)  RETURNS AT PUBLIC OFFERING PRICE (POP) REFLECT A SALES CHARGE OF 4.75%.
(3)  RETURNS AT MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC). CDSC APPLIES AS
     FOLLOWS:
     FIRST YEAR 5%; SECOND AND THIRD YEAR 4%; FOURTH YEAR 3%; FIFTH YEAR 2%; SIXTH YEAR 1%; NO SALES CHARGE THEREAFTER.
(4)  1% CDSC APPLIES TO REDEMPTIONS MADE WITHIN THE FIRST YEAR OF PURCHASE.
 *   NOT ANNUALIZED.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 13

PERFORMANCE SUMMARY

[CHART]

                                   RIVERSOURCE
                            MICHIGAN TAX-EXEMPT FUND
                             PERFORMANCE COMPARISON
                  FOR THE SIX-MONTH PERIOD ENDED DEC. 31, 2005

+0.42%  RiverSource Michigan Tax-Exempt Fund Class A (excluding sales charge)

+0.55%  Lehman Brothers Michigan Municipal Bond Index(1) (unmanaged)

+0.60%  Lehman Brothers Municipal Bond Index(2) (unmanaged)

+0.44%  Lipper Michigan Municipal Debt Funds Index(3)

THE PERFORMANCE INFORMATION SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF YOUR INVESTMENT WILL FLUCTUATE SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION SHOWN. YOU MAY OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END BY CALLING (800) 862-7919 OR VISITING www.riversource.com/funds.

(1) The Lehman Brothers Michigan Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index is made up of investment-grade, tax-exempt, and fixed-rate bonds issued in the state of Michigan. All securities have effective maturities greater than one year and are selected from issues larger than $50 million.

(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lehman Brothers indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(3) The Lipper Michigan Municipal Debt Funds Index includes the 10 largest municipal debt funds in Michigan tracked by Lipper Inc. The Lipper indexes' returns include net reinvested dividends.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
14 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

RIVERSOURCE MICHIGAN TAX-EXEMPT FUND

AVERAGE ANNUAL TOTAL RETURNS

                             CLASS A                CLASS B                    CLASS C
                             (7/2/87)              (3/20/95)                  (6/26/00)
(INCEPTION DATES)       NAV(1)     POP(2)     NAV(1)    AFTER CDSC(3)    NAV(1)    AFTER CDSC(4)
AT DEC. 31, 2005
6 months*                +0.42%     -4.36%     +0.04%          -4.86%     +0.04%          -0.94%
1 year                   +2.71%     -2.17%     +1.93%          -2.99%     +1.93%          +0.95%
3 years                  +3.63%     +1.97%     +2.85%          +1.61%     +2.85%          +2.85%
5 years                  +4.80%     +3.78%     +4.01%          +3.67%     +4.01%          +4.01%
10 years                 +4.45%     +3.94%     +3.66%          +3.66%       N/A             N/A
Since inception          +6.03%     +5.75%     +4.18%          +4.18%     +4.66%          +4.66%

(1)  EXCLUDING SALES CHARGE.
(2)  RETURNS AT PUBLIC OFFERING PRICE (POP) REFLECT A SALES CHARGE OF 4.75%.
(3)  RETURNS AT MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC). CDSC APPLIES AS
     FOLLOWS:
     FIRST YEAR 5%; SECOND AND THIRD YEAR 4%; FOURTH YEAR 3%; FIFTH YEAR 2%; SIXTH YEAR 1%; NO SALES CHARGE THEREAFTER.
(4)  1% CDSC APPLIES TO REDEMPTIONS MADE WITHIN THE FIRST YEAR OF PURCHASE.
 *   NOT ANNUALIZED.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 15

PERFORMANCE SUMMARY

[CHART]

                                   RIVERSOURCE
                            MINNESOTA TAX-EXEMPT FUND
                             PERFORMANCE COMPARISON
                  FOR THE SIX-MONTH PERIOD ENDED DEC. 31, 2005

+0.24%  RiverSource Minnesota Tax-Exempt Fund Class A (excluding sales charge)

+0.67%  Lehman Brothers Minnesota 3 Plus Year Enhanced Municipal Bond Index(1) (unmanaged)

+0.59%  Lehman Brothers Minnesota Municipal Bond Index(2) (unmanaged)

+0.60%  Lehman Brothers Municipal Bond Index(3) (unmanaged)

+0.62%  Lipper Minnesota Municipal Debt Funds Index(4)

THE PERFORMANCE INFORMATION SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF YOUR INVESTMENT WILL FLUCTUATE SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION SHOWN. YOU MAY OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END BY CALLING (800) 862-7919 OR VISITING www.riversource.com/funds.

(1) The Lehman Brothers Minnesota 3 Plus Year Enhanced Municipal Bond Index, an unmanaged index, is a market value-weighted index of Minnesota investment-grade fixed-rate municipal bonds with maturities of three years or more.

(2) The Lehman Brothers Minnesota Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index is made up of investment-grade, tax-exempt, and fixed-rate bonds issued in the state of Minnesota. All securities have effective maturities greater than one year and are selected from issues larger than $50 million.

(3) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lehman Brothers indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(4) The Lipper Minnesota Municipal Debt Funds Index includes the 10 largest municipal debt funds in Minnesota tracked by Lipper Inc. The Lipper indexes' returns include net reinvested dividends.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
16 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

RIVERSOURCE MINNESOTA TAX-EXEMPT FUND

AVERAGE ANNUAL TOTAL RETURNS

                              CLASS A               CLASS B                    CLASS C
                             (8/18/86)             (3/20/95)                  (6/26/00)
(INCEPTION DATES)       NAV(1)     POP(2)     NAV(1)    AFTER CDSC(3)    NAV(1)    AFTER CDSC(4)
AT DEC. 31, 2005
6 months*                +0.24%     -4.53%     +0.05%          -4.88%     +0.04%          -0.94%
1 year                   +2.30%     -2.56%     +1.73%          -3.21%     +1.72%          +0.74%
3 years                  +3.64%     +1.97%     +2.93%          +1.66%     +2.92%          +2.92%
5 years                  +4.71%     +3.69%     +3.96%          +3.62%     +3.96%          +3.96%
10 years                 +4.73%     +4.22%     +3.96%          +3.96%       N/A             N/A
Since inception          +6.04%     +5.77%     +4.40%          +4.40%     +4.65%          +4.65%

(1)  EXCLUDING SALES CHARGE.
(2)  RETURNS AT PUBLIC OFFERING PRICE (POP) REFLECT A SALES CHARGE OF 4.75%.
(3)  RETURNS AT MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC). CDSC APPLIES AS
     FOLLOWS:
     FIRST YEAR 5%; SECOND AND THIRD YEAR 4%; FOURTH YEAR 3%; FIFTH YEAR 2%; SIXTH YEAR 1%; NO SALES CHARGE THEREAFTER.
(4)  1% CDSC APPLIES TO REDEMPTIONS MADE WITHIN THE FIRST YEAR OF PURCHASE.
 *   NOT ANNUALIZED.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 17

PERFORMANCE SUMMARY

[CHART]

                                   RIVERSOURCE
                            NEW YORK TAX-EXEMPT FUND
                             PERFORMANCE COMPARISON
                  FOR THE SIX-MONTH PERIOD ENDED DEC. 31, 2005

+0.10%  RiverSource New York Tax-Exempt Fund Class A (excluding sales charge)

+0.56%  Lehman Brothers New York 4 Plus Year Municipal Bond Index(1) (unmanaged)

+0.56%  Lehman Brothers New York Municipal Bond Index(2) (unmanaged)

+0.60%  Lehman Brothers Municipal Bond Index(3) (unmanaged)

+0.42%  Lipper New York Municipal Debt Funds Index(4)

THE PERFORMANCE INFORMATION SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF YOUR INVESTMENT WILL FLUCTUATE SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION SHOWN. YOU MAY OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END BY CALLING (800) 862-7919 OR VISITING www.riversource.com/funds.

(1) The Lehman Brothers New York 4 Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of New York investment-grade fixed-rate municipal bonds with maturities of four years or more.

(2) The Lehman Brothers New York Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index is made up of investment-grade, tax-exempt, and fixed-rate bonds issued in the state of New York. All securities have effective maturities greater than one year and are selected from issues larger than $50 million.

(3) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lehman Brothers indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(4) The Lipper New York Municipal Debt Funds Index includes the 30 largest municipal debt funds in New York tracked by Lipper Inc. The Lipper indexes' returns include net reinvested dividends.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
18 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

RIVERSOURCE NEW YORK TAX-EXEMPT FUND

AVERAGE ANNUAL TOTAL RETURNS

                              CLASS A               CLASS B                    CLASS C
                             (8/18/86)             (3/20/95)                  (6/26/00)
(INCEPTION DATES)       NAV(1)     POP(2)     NAV(1)    AFTER CDSC(3)    NAV(1)    AFTER CDSC(4)
AT DEC. 31, 2005
6 months*                +0.10%     -4.65%     -0.27%          -5.14%     -0.27%          -1.24%
1 year                   +2.66%     -2.21%     +1.89%          -3.01%     +1.90%          +0.92%
3 years                  +3.38%     +1.71%     +2.60%          +1.38%     +2.60%          +2.60%
5 years                  +4.59%     +3.58%     +3.81%          +3.47%     +3.81%          +3.81%
10 years                 +4.66%     +4.15%     +3.87%          +3.87%       N/A             N/A
Since inception          +5.81%     +5.54%     +4.23%          +4.23%     +4.66%          +4.66%

(1)  EXCLUDING SALES CHARGE.
(2)  RETURNS AT PUBLIC OFFERING PRICE (POP) REFLECT A SALES CHARGE OF 4.75%.
(3)  RETURNS AT MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC). CDSC APPLIES AS
     FOLLOWS:
     FIRST YEAR 5%; SECOND AND THIRD YEAR 4%; FOURTH YEAR 3%; FIFTH YEAR 2%; SIXTH YEAR 1%; NO SALES CHARGE THEREAFTER.
(4)  1% CDSC APPLIES TO REDEMPTIONS MADE WITHIN THE FIRST YEAR OF PURCHASE.
 *   NOT ANNUALIZED.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 19

PERFORMANCE SUMMARY

[CHART]

                                   RIVERSOURCE
                              OHIO TAX-EXEMPT FUND
                             PERFORMANCE COMPARISON
                  FOR THE SIX-MONTH PERIOD ENDED DEC. 31, 2005

-0.20%  RiverSource Ohio Tax-Exempt Fund Class A (excluding sales charge)

+0.52%  Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index(1) (unmanaged)

+0.52%  Lehman Brothers Ohio Municipal Bond Index(2) (unmanaged)

+0.60%  Lehman Brothers Municipal Bond Index(3) (unmanaged)

+0.33%  Lipper Ohio Municipal Debt Funds Index(4)

THE PERFORMANCE INFORMATION SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF YOUR INVESTMENT WILL FLUCTUATE SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION SHOWN. YOU MAY OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END BY CALLING (800) 862-7919 OR VISITING www.riversource.com/funds.

(1) The Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index, an unmanaged index, is a market value-weighted index of Ohio investment-grade fixed-rate municipal bonds with maturities of four years or more.

(2) The Lehman Brothers Ohio Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index is made up of investment-grade, tax-exempt, and fixed-rate bonds issued in the state of Ohio. All securities have effective maturities greater than one year and are selected from issues larger than $50 million.

(3) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lehman Brothers indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(4) The Lipper Ohio Municipal Debt Funds Index includes the 10 largest municipal debt funds in Ohio tracked by Lipper Inc. The Lipper indexes' returns include net reinvested dividends.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
20 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

RIVERSOURCE OHIO TAX-EXEMPT FUND

AVERAGE ANNUAL TOTAL RETURNS

                             CLASS A                CLASS B                    CLASS C
                             (7/2/87)              (3/20/95)                  (6/26/00)
(INCEPTION DATES)       NAV(1)     POP(2)     NAV(1)    AFTER CDSC(3)    NAV(1)    AFTER CDSC(4)
AT DEC. 31, 2005
6 months*                -0.20%     -4.94%     -0.58%          -5.49%     -0.39%          -1.37%
1 year                   +2.07%     -2.78%     +1.29%          -3.65%     +1.49%          +0.50%
3 years                  +3.11%     +1.45%     +2.33%          +1.06%     +2.32%          +2.32%
5 years                  +4.20%     +3.19%     +3.41%          +3.06%     +3.45%          +3.45%
10 years                 +4.37%     +3.86%     +3.59%          +3.59%       N/A             N/A
Since inception          +5.83%     +5.55%     +4.00%          +4.00%     +4.11%          +4.11%

(1)  EXCLUDING SALES CHARGE.
(2)  RETURNS AT PUBLIC OFFERING PRICE (POP) REFLECT A SALES CHARGE OF 4.75%.
(3)  RETURNS AT MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC). CDSC APPLIES AS
     FOLLOWS:
     FIRST YEAR 5%; SECOND AND THIRD YEAR 4%; FOURTH YEAR 3%; FIFTH YEAR 2%; SIXTH YEAR 1%; NO SALES CHARGE THEREAFTER.
(4)  1% CDSC APPLIES TO REDEMPTIONS MADE WITHIN THE FIRST YEAR OF PURCHASE.
 *   NOT ANNUALIZED.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 21

QUESTIONS & ANSWERS

                            WITH PORTFOLIO MANAGEMENT

BELOW, PORTFOLIO MANAGER DAVID KERWIN DISCUSSES THE FUNDS' POSITIONING AND RESULTS FOR THE FIRST HALF OF THE FISCAL YEAR.

Q: How did the RiverSource State Tax-Exempt Funds perform for the first half of the fiscal year?

A: All Fund returns are for Class A shares, excluding sales charge. All returns are for the six months ended Dec. 31, 2005. Recently, the Fund's investment manager recommended to the Board of Trustees that the Funds change their comparative indexes from the Lehman Brothers California Municipal Bond Index, Lehman Brothers Massachusetts Municipal Bond Index, Lehman Brothers Minnesota Municipal Bond Index, Lehman Brothers New York Municipal Bond Index and Lehman Brothers Ohio Municipal Bond Index to the Lehman Brothers California 2 Plus Year Municipal Bond Index, Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index, Lehman Brothers Minnesota 3 Plus Year Enhanced Municipal Bond Index, Lehman Brothers New York 4 Plus Year Municipal Bond Index and Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index, respectively. The investment manager made these recommendations because the new indexes more closely represent the Funds' holdings. Both indexes are shown in this transition year. In the future, however, only the Lehman Brothers California 2 Plus Year Municipal Bond Index, Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index, Lehman Brothers Minnesota 3 Plus Year Enhanced Municipal Bond Index, Lehman Brothers New York 4 Plus Year Municipal Bond Index and Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index will be included.

     All Lipper categories represent the respective Fund's peer group.

     - RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND gained 0.68%. The Fund underperformed the Lehman Brothers California 2 Plus Year Municipal Bond Index, which returned 0.85%, and the Lehman Brothers California Municipal Bond Index, which returned 0.84%. The Lipper California Municipal Debt Funds Index rose 0.78% for the same period.

     - RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND fell 0.14%. The Fund underperformed the Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index, which rose 0.36%, and the Lehman Brothers Massachusetts Municipal Bond Index, which gained 0.32%. The Lipper Massachusetts Municipal Debt Funds Index rose 0.43% for the same period.

     - RIVERSOURCE MICHIGAN TAX-EXEMPT FUND gained 0.42%. The Fund underperformed the Lehman Brothers Michigan Municipal Bond Index, which advanced 0.55%. The Lipper Michigan Municipal Debt Funds Index produced a total return of 0.44% for the same period.

     - RIVERSOURCE MINNESOTA TAX-EXEMPT FUND increased 0.24%. The Fund underperformed the Lehman Brothers Minnesota 3 Plus Year Municipal Bond Index, which rose 0.67%, and the Lehman Brothers Minnesota Municipal

--------------------------------------------------------------------------------
22 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

- EACH OF THE FUNDS UNDERPERFORMED DUE PRIMARILY TO YIELD CURVE POSITIONING, THAT IS, THE WAY THE FUNDS WERE POSITIONED TO RESPOND TO CHANGES IN SHORT-TERM VS. LONG-TERM INTEREST RATES.

          Bond Index, which gained 0.59%. The Lipper Minnesota Municipal Debt Funds Index rose 0.62% for the same period.

     - RIVERSOURCE NEW YORK TAX-EXEMPT FUND advanced 0.10%. The Fund underperformed the Lehman Brothers New York 4 Plus Year Municipal Bond Index, which rose 0.56%, and the Lehman Brothers New York Municipal Bond Index, which gained 0.56% as well. The Lipper New York Municipal Debt Funds Index increased 0.42% for the same period.

     - RIVERSOURCE OHIO TAX-EXEMPT FUND declined 0.20%. The Fund underperformed the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index, which gained 0.52%, and the Lehman Brothers Ohio Municipal Bond Index, which returned 0.52% as well. The Lipper Ohio Municipal Debt Funds Index gained 0.33% for the same period.

     A broad barometer applicable to each of the Funds, the Lehman Brothers Municipal Bond Index, gained 0.60% for the same six-month period.

Q: What factors most significantly affected performance during the semiannual period?

A: The tax-exempt bond market overall had a relatively strong period, despite four additional interest rate hikes by the Federal Reserve Board (the Fed) during the six months, bringing the targeted federal funds rate to 4.25% by the end of December.

     The Funds benefited modestly during the period from their duration positioning, a measure of the Funds' sensitivity to changes in interest rates. In each Fund, we maintained a duration shorter than that of their respective Lehman benchmark index in anticipation of rising rates. Indeed, rates did rise across the municipal yield curve. The Funds also benefited from their positions in health care municipal bonds, a sector that performed well and is a large sector within the Lehman Brothers Municipal Bond Index.

     Significant positions in bonds rated BBB contributed positively to the returns of RiverSource Massachusetts Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund, as these bonds overall outperformed higher quality bonds during the semiannual period. However, a comparatively lower exposure to bonds rated BBB than their respective Lehman benchmarks detracted from the performance of the other four RiverSource state tax-exempt funds.

     Similarly, positions in select non-investment grade or non-rated bonds produced mixed results. These positions helped the RiverSource state tax-exempt funds of California,

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 23

QUESTIONS & ANSWERS

- WE INTEND TO POSITION THE FUNDS FOR ONGOING U.S. ECONOMIC RECOVERY AND STILL HIGHER INTEREST RATES, AS THESE THEMES ARE LIKELY TO CONTINUE TO WEIGH ON THE FIXED INCOME MARKETS THROUGH EARLY 2006.

     Massachusetts, Michigan and Minnesota. These bonds had a rather neutral effect on RiverSource Ohio Tax-Exempt Fund and detracted from RiverSource New York Tax-Exempt Fund.

     Detracting from the RiverSource state tax-exempt funds of California, Michigan and New York was exposure to municipal bonds from Puerto Rico. Puerto Rico has been experiencing significant fiscal distress, and the fundamentals of its municipal bond market deteriorated somewhat during the period.

     Each of the Funds underperformed due primarily to yield curve positioning, that is, the way the Funds were positioned to respond to changes in short-term vs. long-term interest rates. Specifically, the Funds began the period with a significant exposure to the intermediate segment of the municipal yield curve and a modest position in long-term bonds. As in the taxable bond market, the municipal yield curve flattened, as the difference in yields between short- and long-term securities narrowed. This flattening of the yield curve had a greater positive price impact on longer-term bonds than on intermediate bonds. During the period, the longer the maturity of the municipal bond, the better the performance.

Q: What changes did you make to the Funds and how are they currently positioned?

A: We made several strategic moves within the Funds during the semiannual period. We reduced the Funds' exposure to bonds with maturities of ten years and shorter and increased their allocation to bonds with maturities of 15 years and longer.

     In our ongoing effort to upgrade the quality of what we call the Funds' "credit baskets," we reduced the Funds' positions in below investment grade securities and non-rated securities. We also moved the Funds toward neutral positions in bonds rated BBB, as valuations of these bonds appeared fair to us, and redeployed assets into bonds rated A.

     In the RiverSource state tax-exempt funds of Massachusetts, Minnesota and Ohio, we increased exposure to Puerto Rico municipal bonds, adding to positions on market weakness.

     We focused on further diversifying the portfolios by bond holding, maturity, coupon and call dates. We believe this disciplined approach to portfolio diversification -- across multiple parameters -- should help reduce the volatility and risks associated with interest rate movements and produce more consistent returns for the Funds over the

--------------------------------------------------------------------------------
24 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

     long term. At the same time, we sought opportunities to carry out tactical strategies wherever and whenever possible.

Q:   How do you intend to manage the Funds in the coming months?

A: We intend to position the Funds for ongoing U.S. economic recovery and still higher interest rates, as these themes are likely to continue to weigh on the fixed income markets through early 2006. We believe the Fed will ultimately continue its gradualist approach, raising the targeted federal rate from its current 4.25% to a 4.75% or 5.00% rate. Typically, rising rates are negative for the bond market. However, municipal bonds have historically weathered this environment better than taxable bonds.

     Given this view, we intend to maintain the Funds' durations moderately shorter than that of their respective benchmark indices for the near term. At the same time, we intend to further reduce the Funds' exposure to the intermediate segment of the yield curve (i.e., 10-year municipal bonds) and redeploy assets into bonds with 15- to 20-year maturities.

     We intend to monitor opportunities to enhance the Funds' holdings in uninsured essential service revenue bonds, such as public power and water and sewer issues. We feel these two sectors may enable the Funds to potentially pick up incremental yield without taking on significant risk. We are also watching closely for opportunities to increase the Funds' allocation to Puerto Rico municipal bonds. Puerto Rico's government is currently working on the introduction of a local sales tax to raise revenues. Should this potential fiscal remedy be enacted, Puerto Rico municipal bonds may be increasingly attractive to investors, given the triple-tax-exemption (i.e., federal, state and local) they offer.

     We intend to maintain our focus on seeking higher-quality securities with good structure and on further diversifying the portfolios. Each Fund's emphasis continues to be on generating a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 25

INVESTMENTS IN SECURITIES

RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND

DEC. 31, 2005 (UNAUDITED)

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

MUNICIPAL BONDS (95.6%)

NAME OF
ISSUER AND
TITLE OF                                                         COUPON     PRINCIPAL
ISSUE(d),(e)                                                      RATE        AMOUNT         VALUE(a)
Abag Finance Authority for Nonprofit Corporations
  Certificate of Participation
  National Center for International Schools Project
  Series 1996
   05-01-26                                                       7.38%     $2,200,000     $2,252,184
Abag Finance Authority for Nonprofit Corporations
  Revenue Bonds
  San Diego Hospital Association
  Series 2001A
   08-15-20                                                       6.13       2,500,000      2,723,725
Alhambra City Elementary School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1999A (FSA)
   09-01-22                                                       5.95       1,055,000(f)     489,826
Anaheim Union High School District
  Prerefunded Unlimited General Obligation Bonds
  Series 2002A (FSA)
   08-01-16                                                       5.38       1,550,000      1,719,276
Beaumont Financing Authority
  Revenue Bonds
  Series 2000A
   09-01-32                                                       7.38       1,955,000      2,090,990
Beverly Hills Public Financing Authority
  Revenue Bonds
  Capital Improvements Project
  Series 1998A
   06-01-23                                                       5.00       3,000,000      3,088,350
California Educational Facilities Authority
  Revenue Bonds
  Stanford University
  Series 1997N
   12-01-27                                                       5.20       1,000,000      1,037,580
California Educational Facilities Authority
  Revenue Bonds
  University of Southern California
  Series 2003A
   10-01-33                                                       5.00       2,000,000      2,086,160
California Health Facilities Financing Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004G
   07-01-23                                                       5.25%     $3,500,000     $3,653,369
California Health Facilities Financing Authority
  Revenue Bonds
  Sutter Health
  Series 1999A (MBIA)
   08-15-28                                                       5.35       2,500,000      2,656,325
California Infrastructure & Economic Development Bank
  Revenue Bonds
  Bay Area Toll Bridges
   1st Lien
  Series 2003A (AMBAC)
   07-01-36                                                       5.00         200,000        208,816
California Rural Home Mortgage Finance Authority
  Revenue Bonds
  Mortgage-backed Securities Program
  Series 1997A-2 (GNMA/FNMA/FHLMC) A.M.T.
   09-01-29                                                       7.00          75,000         75,917
California Rural Home Mortgage Finance Authority
  Revenue Bonds
  Mortgage-backed Securities Program
  Series 1998B-5 (GNMA/FNMA/FHLMC) A.M.T.
   12-01-29                                                       6.35          65,000         65,417
California State Department of Water Resources
  Revenue Bonds
  Series 2002A (MBIA)
   05-01-09                                                       5.25       3,200,000      3,388,479
   05-01-10                                                       5.25       3,000,000      3,216,210
   05-01-15                                                       6.00       2,000,000      2,296,100
California State Public Works Board
  Revenue Bonds
  Department of General Services
  Capital East End
  Series 2002A
   12-01-06                                                       5.00       1,000,000      1,013,580

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
26 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND

NAME OF
ISSUER AND
TITLE OF                                                         COUPON      PRINCIPAL
ISSUE(d),(e)                                                      RATE         AMOUNT              VALUE(a)
California Statewide Communities Development Authority
  Prerefunded Revenue Bonds
  Thomas Jefferson School of Law Project
  Series 2001
   10-01-31                                                       7.75%      $2,500,000          $3,002,600
California Statewide Communities Development Authority
  Revenue Bonds
  Daughters of Charity Health
  Series 2005G
   07-01-13                                                       5.25          200,000             212,844
California Statewide Communities Development Authority
  Revenue Bonds
  Kaiser Permanente
  Series 2004E
   04-01-32                                                       3.88          750,000             745,763
City of Chula Vista
  Revenue Bonds
  San Diego Gas
  Series 2005B A.M.T.
   12-01-27                                                       5.00        2,000,000           2,034,040
City of Los Angeles
  Revenue Bonds
  Series 2003A (FSA)
   02-01-13                                                       5.00        2,000,000           2,172,100
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2004A
   07-01-24                                                       5.00        1,000,000(c)        1,019,390
Contra Costa County
  Revenue Bonds
  Cypress Meadows Project
  Series 1998E A.M.T.
   09-01-28                                                       7.00          236,638(b),(g)       70,992
Contra Costa Water District
  Refunding Revenue Bonds
  Series 2003M (FSA)
   10-01-16                                                       5.00        1,500,000           1,619,625
Coronado Community Development Agency
  Tax Allocation Bonds
  Coronado Community Development Project
  Series 2005 (AMBAC)
   09-01-35                                                       5.00        2,000,000           2,077,820
County of Riverside
  Certificate of Participation
  Series 1998 (MBIA)
   12-01-21                                                       5.00%      $1,530,000          $1,591,996
County of San Diego
  Certificate of Participation
  Series 1993 Inverse Floater (AMBAC)
   09-01-07                                                       8.13        3,200,000(h)        3,440,447
Desert Sands Unified School District
  Refunding Certificate of Participation
  Series 2003 (MBIA)
   03-01-17                                                       5.25        1,135,000           1,240,930
Encinitas Union School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1996 (MBIA)
   08-01-15                                                       5.85        2,500,000(f)        1,674,650
Fontana Unified School District
  Unlimited General Obligation Bonds
  Convertible Capital Appreciation
  Series 1997D (FGIC)
   05-01-22                                                       5.75        2,000,000           2,174,860
Golden State Tobacco Securitization Corporation
  Enhanced Asset-backed Revenue Bonds
  Series 2005A
   06-01-19                                                       5.00        1,500,000           1,551,120
   06-01-45                                                       5.00        1,200,000           1,207,404
Golden State Tobacco Securitization Corporation
  Prerefunded Enhanced Asset-backed Revenue Bonds
  Series 2003B (FSA)
   06-01-43                                                       5.00          110,000             118,594
Golden State Tobacco Securitization Corporation
  Revenue Bonds
  Series 2003A-1
   06-01-33                                                       6.25        2,490,000           2,707,925
   06-01-39                                                       6.75        1,250,000           1,397,950
   06-01-40                                                       6.63          750,000             830,528
Grossmont-Cuyamaca Community College District
  Unlimited General Obligation Bonds
  Election of 2002
  Series 2005B (FGIC)
   08-01-26                                                       5.00        3,000,000           3,170,520

                            See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 27

RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND

NAME OF
ISSUER AND
TITLE OF                                                         COUPON      PRINCIPAL
ISSUE(d),(e)                                                      RATE         AMOUNT            VALUE(a)
Inglewood Redevelopment Agency
  Refunding Tax Allocation Bonds
  Merged Redevelopment Project
  Series 1998A (AMBAC)
   05-01-23                                                       5.25%      $1,100,000        $1,228,832
Lake Elsinore Public Financing Authority
  Revenue Bonds
  Series 1997F
   09-01-20                                                       7.10          800,000           851,352
Lancaster Redevelopment Agency
  Refunding Tax Allocation Bonds
  Combined Redevelopment Project Areas
  Series 2003 (MBIA)
   08-01-17                                                       5.13        1,840,000         2,030,201
Los Angeles County Sanitation Districts Financing Authority
  Revenue Bonds
  Capital Project
  Series 2003A (FSA)
   10-01-13                                                       5.00        2,000,000         2,179,080
Los Angeles Department of Water & Power
  Revenue Bonds
  Power System
  Series 2003B (FSA)
   07-01-16                                                       5.13        1,460,000         1,585,049
   07-01-17                                                       5.13        2,315,000         2,505,432
Los Angeles Harbor Department
  Revenue Bonds
  Series 1988 Escrowed to Maturity
   10-01-18                                                       7.60          925,000         1,144,780
Los Angeles Unified School District
  Certificate of Participation
  Multiple Properties Project
  Series 2002B (FSA)
   10-01-08                                                       5.00        1,000,000         1,044,650
Menlo Park
  Unlimited General Obligation Bonds
  Series 2002
   08-01-32                                                       5.30        1,900,000         2,034,482
Metropolitan Water District of Southern California
  Prerefunded Revenue Bonds
  Series 1997A
   07-01-26                                                       5.00          645,000           673,509
   07-01-26                                                       5.00        1,090,000         1,138,178
Oxnard School District
  Unlimited General Obligation Refunding Bonds
  Series 2001A (MBIA)
   08-01-30                                                       5.75%      $2,575,000        $3,033,968
Palomar Pomerado Health
  Unlimited General Obligation Bonds
  Election of 2004
  Series 2005A (AMBAC)
   08-01-29                                                       4.50        2,500,000         2,478,400
Pittsburg Redevelopment Agency
  Tax Allocation Bonds
  Los Medanos Community Development Project
  Zero Coupon
  Series 1999 (AMBAC)
   08-01-24                                                       6.05        2,100,000(f)        870,219
Port of Oakland
  Revenue Bonds
  Series 1997G (MBIA) A.M.T.
   11-01-25                                                       5.38        3,080,000         3,221,957
Port of Oakland
  Revenue Bonds
  Series 2000K (FGIC) A.M.T.
   11-01-18                                                       5.63        1,000,000         1,061,410
Puerto Rico Public Finance Corporation
  Revenue Bonds
  Commonwealth Appropriation
  Series 2004A (MBIA)
   08-01-29                                                       5.25        1,000,000(c)      1,081,880
Sacramento Municipal Utility District
  Refunding Revenue Bonds
  Series 2003S (FSA)
   11-15-10                                                       5.00        2,500,000         2,678,900
Sacramento Municipal Utility District
  Revenue Bonds
  Series 2001N (MBIA)
   08-15-28                                                       5.00          350,000           362,789
San Diego Public Water Facilities Financing Authority
  Revenue Bonds
  Series 2002 (MBIA)
   08-01-26                                                       5.00        2,500,000         2,603,550

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
28 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND

NAME OF
ISSUER AND
TITLE OF                                                         COUPON      PRINCIPAL
ISSUE(d),(e)                                                      RATE         AMOUNT            VALUE(a)
San Diego Unified School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1999A (FGIC)
   07-01-12                                                       3.70%      $3,420,000(f)     $2,661,820
San Francisco Bay Area Transit Financing Authority
  Revenue Bonds
  Series 2001 (AMBAC)
   07-01-36                                                       5.13        2,000,000         2,070,020
San Francisco City & County Airports Commission
  Refunding Revenue Bonds
  2nd Series 2001B-27 (FGIC)
   05-01-16                                                       5.25        2,170,000         2,325,611
San Francisco City & County Public Utilities Commission
  Revenue Bonds
  Series 2002A (MBIA)
   11-01-25                                                       5.00        2,000,000         2,093,940
San Francisco State Building Authority
  Prerefunded Revenue Bonds
  San Francisco Civic Center Complex
  Series 1996A (AMBAC)
   12-01-16                                                       5.25        1,750,000         1,817,008
San Jose Redevelopment Agency
  Refunding Tax Allocation Bonds
  Merged Area Redevelopment Project
  Series 2004A (MBIA)
   08-01-18                                                       4.54        2,000,000         2,047,740
San Jose Redevelopment Agency
  Tax Allocation Bonds
  Merged Area Redevelopment Project
  Series 2003 (FGIC)
   08-01-33                                                       4.90        2,395,000         2,446,564
San Juan Unified School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1999 (FSA)
   08-01-21                                                       5.68          820,000(f)        402,645
   08-01-24                                                       5.70        1,810,000(f)        756,888
San Mateo County Community College District
  Unlimited General Obligation Bonds
  Election of 2001
  Series 2002A (FGIC)
   09-01-18                                                       5.38        1,000,000         1,094,880
Santa Maria Joint Union High School District
  Unlimited General Obligation Bonds
  Election of 2000
  Series 2003B (FSA)
   08-01-27                                                       5.00%      $3,000,000        $3,163,260
Semitropic Improvement District
  Revenue Bonds
  Series 2004A (XLCA)
   12-01-28                                                       5.00        2,000,000         2,066,700
State of California
  Prerefunded Unlimited General Obligation Bonds
  Series 2000
   10-01-25                                                       5.38        2,060,000         2,234,688
State of California
  Revenue Bonds
  Series 2004A
   01-01-11                                                       5.25        3,000,000         3,227,039
   07-01-14                                                       5.25        1,000,000         1,099,040
State of California
  Unlimited General Obligation Bonds
  Series 2000 (MBIA)
   09-01-13                                                       5.25        1,500,000         1,625,205
State of California
  Unlimited General Obligation Bonds
  Series 2001
   03-01-31                                                       5.13        2,500,000         2,583,800
   06-01-31                                                       5.13        2,500,000         2,587,475
State of California
  Unlimited General Obligation Bonds
  Series 2002
   02-01-15                                                       6.00        1,000,000         1,148,420
State of California
  Unlimited General Obligation Bonds
  Series 2003
   02-01-10                                                       5.00        1,000,000         1,054,890
   02-01-21                                                       5.25        2,500,000         2,673,700
   02-01-29                                                       5.25        2,500,000         2,640,300
   02-01-32                                                       5.00        2,500,000         2,579,375
State of California
  Unlimited General Obligation Bonds
  Series 2003 (FGIC)
   11-01-20                                                       5.25        1,000,000         1,083,890

                            See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 29

RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND

NAME OF
ISSUER AND
TITLE OF                                                         COUPON      PRINCIPAL
ISSUE(d),(e)                                                      RATE         AMOUNT         VALUE(a)
State of California
  Unlimited General Obligation Bonds
  Series 2004
   03-01-14                                                       5.25%      $2,000,000     $2,195,760
   02-01-33                                                       5.00        1,000,000      1,032,810
State of California
  Unlimited General Obligation Bonds
  Series 2004 (FGIC)
   02-01-33                                                       5.00        2,500,000      2,600,900
State of California
  Unlimited General Obligation Bonds
  Series 2004A (FGIC)
   07-01-17                                                       5.00        2,000,000      2,138,320
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2003
   11-01-22                                                       5.00        2,000,000      2,089,340
   11-01-23                                                       5.13        2,500,000      2,635,625
   11-01-24                                                       5.13        2,000,000      2,104,420
State of California
  Unlimited General Obligation Bonds
  Veterans
  Series 2000B A.M.T.
   12-01-12                                                       4.95        2,250,000      2,321,303
   12-01-13                                                       5.05        1,435,000      1,480,332
   12-01-14                                                       5.15        2,535,000      2,612,191
State of California
  Unlimited General Obligation Refunding Bonds
  Series 2000
   05-01-19                                                       5.63        3,000,000      3,259,169
State of California
  Unrefunded Unlimited General Obligation Bonds
  Series 2000
   10-01-25                                                       5.38          440,000        467,808
Stockton
  Revenue Bonds
  Mortgage-backed Securities Program
  Series 1990A (GNMA/FNMA/FHLMC) A.M.T.
   02-01-23                                                       7.50           30,000         30,597
Tobacco Securitization Authority of Northern California
  Prerefunded Asset-backed Revenue Bonds
  Series 2001A
   06-01-41                                                       5.38          255,000        277,437
Tobacco Securitization Authority of Southern California
  Asset-backed Revenue Bonds
  Series 2002A
   06-01-43                                                       5.63%      $1,000,000     $1,023,790
University of California
  Revenue Bonds
  Multiple Purpose Projects
  Series 2003Q (FSA)
   09-01-18                                                       5.00        2,000,000      2,126,660
University of California
  Revenue Bonds
  Multiple Purpose
  Series 2000K (FGIC)
   09-01-20                                                       5.00        1,010,000      1,055,955
Walnut Energy Center Authority
  Revenue Bonds
  Series 2004A (AMBAC)
   01-01-29                                                       5.00        2,500,000      2,596,700
   01-01-34                                                       5.00        1,000,000      1,036,630
Western Hills Water District
  Special Tax Bonds
  Diablo Grande Community Facilities #1
  Series 2001
   09-01-31                                                       6.88        1,000,000      1,051,080
Whittier Union High School District
  Prerefunded Unlimited General Obligation Bonds
  Election of 1999
  Series 2003D (FSA)
   08-01-28                                                       5.00        2,615,000      2,866,249
------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $177,899,679)                                                                      $184,420,994
------------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
30 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND

MUNICIPAL NOTES (3.1%)

                                                                               AMOUNT
                                                               EFFECTIVE     PAYABLE AT
ISSUE(d),(e),(i)                                                 YIELD        MATURITY        VALUE(a)
California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  V.R.D.N. Series 2001J FSA A.M.T.
   02-01-32                                                       3.78%     $  300,000   $    300,000
California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  V.R.D.N. Series 2002J
  (Lloyds TSB Bank) MBIA A.M.T.
   02-01-33                                                       3.78       2,400,000      2,400,000
California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  V.R.D.N. Series 2003U FSA A.M.T.
   02-01-31                                                       3.78         200,000        200,000
Irvine
  Special Assessment Bonds
  V.R.D.N. Series 2004A
  (Bank of New York)
   09-02-29                                                       3.62%     $  900,000   $    900,000
Regional Airports Improvement Corporation
  Revenue Bonds
  Los Angeles International Airport
  V.R.D.N. Series 1989 A.M.T.
   12-01-25                                                       3.84       2,200,000      2,200,000
-----------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $6,000,000)                                                                       $  6,000,000
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $183,899,679)(j)                                                                  $190,420,994
=====================================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.1% of net assets at Dec. 31, 2005.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA   -- ACA Financial Guaranty Corporation
     AMBAC -- Ambac Assurance Corporation
     BIG   -- Bond Investors Guarantee
     CGIC  -- Capital Guaranty Insurance Company
     FGIC  -- Financial Guaranty Insurance Company
     FHA   -- Federal Housing Authority
     FNMA  -- Federal National Mortgage Association
     FHLMC -- Federal Home Loan Mortgage Corporation
     FSA   -- Financial Security Assurance
     GNMA  -- Government National Mortgage Association
     MBIA  -- MBIA Insurance Corporation
     XLCA  -- XL Capital Assurance

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 31

RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND

(e)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   -- Alternative Minimum Tax-- At Dec. 31, 2005, the value of securities subject to alternative minimum tax represented 9.4% of net assets.
     B.A.N.   -- Bond Anticipation Note
     C.P.     -- Commercial Paper
     R.A.N.   -- Revenue Anticipation Note
     T.A.N.   -- Tax Anticipation Note
     T.R.A.N. -- Tax & Revenue Anticipation Note
     V.R.     -- Variable Rate
     V.R.D.B. -- Variable Rate Demand Bond
     V.R.D.N. -- Variable Rate Demand Note

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Dec. 31, 2005, is as follows:

     SECURITY                                     ACQUISITION DATE        COST
     -------------------------------------------------------------------------
     Contra Costa County
     Revenue Bonds
     Cypress Meadows Project
     Series 1998E A.M.T.
       7.00% 2028                                     09-21-98        $236,638

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Dec. 31, 2005. At Dec. 31, 2005, the value of inverse floaters represented 1.8% of net assets.

(i) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2005.

(j) At Dec. 31, 2005, the cost of securities for federal income tax purposes was approximately $183,900,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                        $7,137,000
     Unrealized depreciation                                          (616,000)
     -------------------------------------------------------------------------
     Net unrealized appreciation                                    $6,521,000
     -------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
32 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

INVESTMENTS IN SECURITIES

RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND

DEC. 31, 2005 (UNAUDITED)

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

MUNICIPAL BONDS (97.1%)

NAME OF
ISSUER AND
TITLE OF                                                            COUPON  PRINCIPAL
ISSUE(d),(e)                                                         RATE     AMOUNT         VALUE(a)
Boston Metropolitan District
  Unlimited General Obligation Refunding Bonds
  Series 2002A
   12-01-11                                                          5.13%  $2,050,000     $2,209,265
City of Boston
  Revenue Bonds
  Series 2004A
   11-01-22                                                          5.00    1,000,000      1,060,680
City of Boston
  Unlimited General Obligation Bonds
  Series 2005A
   01-01-14                                                          5.00    1,000,000      1,087,040
City of Boston
  Unlimited General Obligation Refunding Bonds
  Series 2003A (MBIA)
   02-01-23                                                          5.00    1,000,000      1,047,860
City of Springfield
  Limited General Obligation Bonds
  State Qualified
  Series 2003 (MBIA)
   01-15-20                                                          5.25    1,405,000      1,521,489
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidated Loan
  Series 2002C (FSA)
   11-01-15                                                          5.50    2,500,000      2,823,650
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidated Loan
  Series 2002E
   01-01-10                                                          5.50    3,000,000      3,222,719
Commonwealth of Massachusetts
  Limited General Obligation Refunding Bonds
  Series 1997A (AMBAC)
   08-01-10                                                          5.75    2,185,000      2,392,925
Commonwealth of Massachusetts
  Prerefunded Limited General Obligation Bonds
  Consolidated Loan
  Series 2002A (FGIC)
   01-01-14                                                          5.00    2,500,000      2,611,325
Commonwealth of Massachusetts
  Prerefunded Limited General Obligation Bonds
  Consolidated Loan
  Series 2002C
   11-01-30                                                          5.25%  $2,000,000     $2,167,740
Commonwealth of Massachusetts
  Prerefunded Unlimited General Obligation Bonds
  Consolidated Loan
  Series 2003D
   10-01-22                                                          5.25    1,000,000      1,094,270
Commonwealth of Massachusetts
  Revenue Bonds
  Grant Anticipation Notes
  Series 1998A (FSA)
   06-15-09                                                          5.25    1,500,000      1,587,945
Commonwealth of Massachusetts
  Special Obligation Refunding Bonds
  Federal Highway Grant Anticipation Notes
  Series 2003A (FSA)
   12-15-14                                                          5.00    1,000,000      1,079,230
Commonwealth of Massachusetts
  Unlimited General Obligation Bonds
  Consolidated Loan
  Series 2005B
   08-01-14                                                          5.00      750,000        811,305
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001 (FSA)
   07-01-16                                                          5.50      500,000(c)     567,865
Freetown Lakeville Regional School District
  Unlimited General Obligation Bonds
  Series 2003 (MBIA)
   01-01-13                                                          5.00    1,865,000      2,022,667
Massachusetts Bay Transportation Authority
  Refunding Revenue Bonds
  Series 1992B
   03-01-16                                                          6.20    1,500,000      1,741,545

                            See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 33

RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND

NAME OF
ISSUER AND
TITLE OF                                                         COUPON     PRINCIPAL
ISSUE(d),(e)                                                      RATE        AMOUNT         VALUE(a)
Massachusetts Bay Transportation Authority
  Special Assessment Bonds
  Series 2005A
   07-01-25                                                       5.00%     $  250,000     $  264,115
   07-01-26                                                       5.00         250,000        263,715
   07-01-31                                                       5.00         500,000        523,460
Massachusetts Development Finance Agency
  Prerefunded Revenue Bonds
  Briarwood
  Series 2001B
   12-01-30                                                       8.25         750,000        909,165
Massachusetts Development Finance Agency
  Revenue Bonds
   1st Mortgage Berkshire Retirement
  Series 1999
   07-01-29                                                       5.63       1,250,000      1,254,188
Massachusetts Development Finance Agency
  Revenue Bonds
  Devens Electric System
  Series 2001
   12-01-30                                                       6.00       1,000,000      1,074,360
Massachusetts Development Finance Agency
  Revenue Bonds
  May Institute
  Series 1999 (Radian Group Financial Guaranty)
   09-01-29                                                       5.75       1,000,000      1,058,630
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Boston College
  Series 2003N
   06-01-21                                                       5.25       1,000,000      1,081,400
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Harvard University
  Series 2002FF
   07-15-37                                                       5.13       3,000,000      3,134,309
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Massachusetts Institute of Technology
  Series 2003L
   07-01-13                                                       5.00       1,000,000      1,087,080
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Massachusetts Institute of Technology
  Series 2004M
   07-01-25                                                       5.25%     $1,000,000     $1,144,570
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Williams College
  Series 2003H
   07-01-33                                                       5.00       1,750,000      1,819,755
Massachusetts Housing Finance Agency
  Revenue Bonds
  Single Family
  Series 2003-98 A.M.T.
   06-01-23                                                       4.88         985,000        978,676
Massachusetts Industrial Finance Agency
  Revenue Bonds
  Tufts University
  Series 1998H (MBIA)
   02-15-28                                                       4.75       1,000,000      1,010,900
Massachusetts Municipal Wholesale Electric Company
  Revenue Bonds
  Nuclear Project #5
  Series 2001A (MBIA)
   07-01-10                                                       5.00       1,000,000      1,059,680
Massachusetts Port Authority
  Revenue Bonds
  Series 2003A (MBIA)
   07-01-18                                                       5.00       1,000,000      1,059,510
Massachusetts School Building Authority
  Revenue Bonds
  Series 2005A (FSA)
   08-15-22                                                       5.00       1,000,000      1,061,870
   08-15-24                                                       5.00       1,000,000      1,057,010
   08-15-30                                                       5.00         750,000        787,328
Massachusetts State Water Pollution Abatement
  Prerefunded Revenue Bonds
  Pool Program
  Series 2002-8
   08-01-20                                                       5.00       1,475,000      1,581,480
Massachusetts State Water Pollution Abatement
  Revenue Bonds
  Pool Program
  Series 2004-10
   08-01-34                                                       5.00       1,000,000      1,041,700

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
34 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND

NAME OF
ISSUER AND
TITLE OF                                                         COUPON      PRINCIPAL
ISSUE(d),(e)                                                      RATE         AMOUNT             VALUE(a)
Massachusetts State Water Pollution Abatement
  Unrefunded Revenue Bonds
  Pool Program
  Series 2002-8
   08-01-20                                                       5.00%      $   25,000        $    26,447
Massachusetts Water Resources Authority
  Refunding Revenue Bonds
  Series 1998B (FSA)
   08-01-11                                                       5.50        1,930,000          2,118,696
Massachusetts Water Resources Authority
  Revenue Bonds
  Series 1992A (FGIC)
   07-15-19                                                       6.50        2,000,000          2,418,520
Massachusetts Water Resources Authority
  Revenue Bonds
  Series 2004D (MBIA)
   08-01-27                                                       4.75        1,000,000          1,025,540
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13                                                       5.13        1,000,000(c)       1,059,810
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 2002A Inverse Floater (MBIA)
   07-01-17                                                       5.79        1,500,000(b),(c)   1,923,120
Puerto Rico Highway & Transportation Authority
  Revenue Bonds
  Series 1996Y
   07-01-13                                                       6.25          300,000(c)         340,608
Puerto Rico Public Buildings Authority
  Refunding Revenue Bonds
  Government Facilities
  Series 2004J (AMBAC)
   07-01-36                                                       5.00          625,000(c)         670,000
University of Massachusetts Building Authority
  Refunding Revenue Bonds
  Series 2003-1 (AMBAC)
   11-01-21                                                       5.25        1,000,000          1,091,610
University of Massachusetts Building Authority
  Revenue Bonds
  Series 1976 Escrowed to Maturity
   05-01-11                                                       7.50           60,000             66,424
Westfield
  Limited General Obligation Refunding Bonds
  Series 2003 (MBIA)
   09-01-17                                                       5.00%      $  940,000        $ 1,004,465
Woods Hole Martha's Vineyard & Nantucket Steamship
Authority
  Revenue Bonds
  Series 2004B
   03-01-20                                                       5.00          750,000            800,468
Worcester
  Limited General Obligation Bonds
  Series 2001A (FGIC)
   08-15-12                                                       5.50        1,400,000          1,531,026
----------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $64,993,453)                                                                            $66,379,155
----------------------------------------------------------------------------------------------------------

MUNICIPAL NOTE (1.3%)

                                                                               AMOUNT
                                                               EFFECTIVE     PAYABLE AT
ISSUE(e),(f)                                                     YIELD        MATURITY            VALUE(a)
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Capital Asset Program
  V.R.D.N. Series 1985E (Fleet National Bank)
   01-01-35                                                       3.75%        $860,000        $   860,000
----------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTE
(Cost: $860,000)                                                                               $   860,000
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $65,853,453)(g)                                                                         $67,239,155
==========================================================================================================

                            See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 35

RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 2005. At Dec. 31, 2005, the value of inverse floaters represented 2.8% of net assets.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 6.7% of net assets at Dec. 31, 2005.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA      -- ACA Financial Guaranty Corporation
     AMBAC    -- Ambac Assurance Corporation
     BIG      -- Bond Investors Guarantee
     CGIC     -- Capital Guaranty Insurance Company
     FGIC     -- Financial Guaranty Insurance Company
     FHA      -- Federal Housing Authority
     FNMA     -- Federal National Mortgage Association
     FHLMC    -- Federal Home Loan Mortgage Corporation
     FSA      -- Financial Security Assurance
     GNMA     -- Government National Mortgage Association
     MBIA     -- MBIA Insurance Corporation
     XLCA     -- XL Capital Assurance

(e)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   -- Alternative Minimum Tax -- At Dec. 31, 2005, the value of securities subject to alternative minimum tax represented 1.4% of net assets.
     B.A.N.   -- Bond Anticipation Note
     C.P.     -- Commercial Paper
     R.A.N.   -- Revenue Anticipation Note
     T.A.N.   -- Tax Anticipation Note
     T.R.A.N. -- Tax & Revenue Anticipation Note
     V.R.     -- Variable Rate
     V.R.D.B. -- Variable Rate Demand Bond
     V.R.D.N. -- Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2005.

(g) At Dec. 31, 2005, the cost of securities for federal income tax purposes was approximately $65,853,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                        $1,633,000
     Unrealized depreciation                                          (247,000)
     -------------------------------------------------------------------------
     Net unrealized appreciation                                    $1,386,000
     -------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
36 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

INVESTMENTS IN SECURITIES

RIVERSOURCE MICHIGAN TAX-EXEMPT FUND

DEC. 31, 2005 (UNAUDITED)

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

MUNICIPAL BONDS (94.3%)

NAME OF
ISSUER AND
TITLE OF                                                         COUPON        PRINCIPAL
ISSUE(d)                                                          RATE           AMOUNT            VALUE(a)
Allen Park Public School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-12                                                           5.00%    $1,000,000         $1,073,220
   05-01-18                                                           5.00      1,000,000          1,060,270
Anchor Bay School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-29                                                           5.00      1,000,000          1,041,300
Chippewa Valley Schools
  Unlimited General Obligation Refunding Bonds
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-21                                                           5.00        745,000            785,550
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001 (FSA)
   07-01-16                                                           5.50        500,000(c)         567,865
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2004A
   07-01-24                                                           5.00        500,000(c)         509,695
Detroit City School District
  Unlimited General Obligation Bonds
  School Building & Site Improvement
  Series 2003B (FGIC)
  (Qualified School Bond Loan Fund)
   05-01-11                                                           5.25      1,000,000          1,084,760
Detroit
  Revenue Bonds
  Second Lien
  Series 2005A (MBIA)
   07-01-30                                                           5.00        500,000            521,490
Detroit
  Revenue Bonds
  Senior Lien
  Series 2003A (MBIA)
   07-01-34                                                           5.00%    $1,375,000         $1,427,140
Detroit
  Revenue Bonds
  Series 2003B (MBIA)
   07-01-32                                                           5.25      1,500,000          1,589,430
Detroit
  Unlimited General Obligation Bonds
  Series 2001A-1 (MBIA)
   04-01-15                                                           5.38      1,000,000          1,087,450
Eastern Michigan University
  Refunding Revenue Bonds
  Series 2003A (FGIC)
   06-01-28                                                           5.00      1,000,000          1,038,810
Goodrich Area School District
  Unlimited General Obligation Bonds
  Series 2003B
  (Qualified School Bond Loan Fund)
   05-01-27                                                           5.00      1,000,000          1,044,670
Grand Rapids Building Authority
  Prerefunded Revenue Bonds
  Series 2002A (AMBAC)
   10-01-17                                                           5.50        505,000            561,934
Grand Rapids Building Authority
  Unrefunded Revenue Bonds
  Series 2002A (AMBAC)
   10-01-17                                                           5.50        765,000            839,718
Howell Public Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
   (Qualified School Bond Loan Fund)
   05-01-29                                                           5.00      1,000,000          1,041,300

                            See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 37

RIVERSOURCE MICHIGAN TAX-EXEMPT FUND

NAME OF
ISSUER AND
TITLE OF                                                         COUPON        PRINCIPAL
ISSUE(d)                                                          RATE           AMOUNT             VALUE(a)
Jackson
  Limited General Obligation Bonds
  Capital Appreciation
  Downtown Development
  Zero Coupon
  Series 2001 (FSA)
   06-01-21                                                           5.58%    $1,450,000(b)        $720,679
L'Anse Creuse Public Schools
  Unlimited General Obligation Refunding Bonds
  Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-11                                                           4.00      1,000,000          1,019,660
Lansing Community College
  Limited General Obligation Bonds
  Series 2002 (FGIC)
   05-01-12                                                           5.00      1,000,000          1,080,240
Lawton Community Schools
  Unlimited General Obligation Bonds
  Series 2001
  (Qualified School Bond Loan Fund)
   05-01-31                                                           5.00      1,000,000          1,029,430
Manchester Community Schools
  Unlimited General Obligation Refunding Bonds
  Building & Site
  Series 2001
  (Qualified School Bond Loan Fund)
   05-01-26                                                           5.00      1,400,000          1,453,522
Michigan Municipal Bond Authority
  Refunding Revenue Bonds
  Clean Water State Revolving Fund
  Series 2005
   10-01-15                                                           5.00        500,000            545,875
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water Revolving Fund
  Series 2001
   10-01-14                                                           5.00        500,000            531,710
   10-01-20                                                           5.00      1,000,000          1,053,910
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water State Revolving Fund
  Series 2002
   10-01-07                                                           5.25%    $1,000,000         $1,032,980
   10-01-20                                                           5.38      1,000,000          1,093,420
   10-01-21                                                           5.38      1,000,000          1,094,670
Michigan Municipal Bond Authority
  Revenue Bonds
  School District City of Detroit
  Series 2005 (FSA)
   06-01-19                                                           5.00        500,000            531,995
Michigan Public Power Agency
  Refunding Revenue Bonds
  Belle River Project
  Series 2002A (MBIA)
   01-01-09                                                           5.25      2,000,000          2,107,219
   01-01-13                                                           5.25        500,000            547,340
   01-01-14                                                           5.25        500,000            550,275
Michigan State Building Authority
  Refunding Revenue Bonds
  Facilities Program
  Series 2003 II (MBIA)
   10-15-29                                                           5.00      1,000,000          1,041,770
Michigan State Building Authority
  Revenue Bonds
  State Police Communications System
  Series 2002 Escrowed to Maturity
   10-01-07                                                           4.00      1,000,000          1,011,690
Michigan State Building Authority
  Revenue Bonds
  State Police Communications System
  Series 2004 (MBIA)
   10-01-13                                                           5.38        500,000            554,110
Michigan State Hospital Finance Authority
  Revenue Bonds
  McLaren Health Care
  Series 2005C
   08-01-35                                                           5.00      1,000,000          1,019,790
Michigan State Hospital Finance Authority
  Revenue Bonds
  Oakwood Obligated Group
  Series 2003
   11-01-18                                                           5.50      1,000,000          1,073,780

                            See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
38 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

RIVERSOURCE MICHIGAN TAX-EXEMPT FUND

NAME OF
ISSUER AND
TITLE OF                                                         COUPON        PRINCIPAL
ISSUE(d)                                                          RATE           AMOUNT           VALUE(a)
Michigan Strategic Fund
  Refunding Revenue Bonds
  Detroit Edison
  Series 1990BB (MBIA)
   07-15-08                                                           7.00%    $1,000,000       $  1,086,730
Plymouth-Canton Community School District
  Unlimited General Obligation Refunding Bonds
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-15                                                           5.25        600,000            655,926
Pontiac Tax Increment Finance Authority
  Refunding Revenue Bonds
  Tax Increment
  Development Area #2
  Series 2002 (ACA)
   06-01-22                                                           5.63      1,000,000          1,048,950
Puerto Rico Public Buildings Authority
  Refunding Revenue Bonds
  Government Facilities
  Series 2002C (XLCA)
   07-01-13                                                           5.50      1,000,000(c)       1,117,490
Saline Area Schools
  Unlimited General Obligation Bonds
  Series 2000A
  (Qualified School Bond Loan Fund)
   05-01-09                                                           4.75      1,000,000          1,041,070
South Lyon Community Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003 (FGIC)
   05-01-28                                                           5.00      1,000,000          1,039,150
Southfield Public Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003A
  (Qualified School Bond Loan Fund)
   05-01-22                                                           5.25      1,025,000          1,104,222
State of Michigan
  Certificate of Participation
  Series 2004A (MBIA)
   09-01-31                                                           4.25        750,000            765,465
State of Michigan
  Unlimited General Obligation Bonds
  Environmental Programs
  Series 2003A
   05-01-10                                                           5.00      1,000,000          1,061,700
Summit Academy North
  Prerefunded Certificate of Participation
  Series 2001
   07-01-30                                                           7.38%    $  750,000       $    869,078
Summit Academy
  Prerefunded Certificate of Participation
  Full Term
  Series 1998
   09-01-18                                                           7.00        480,000            521,126
Warren Consolidated School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003 (FGIC)
   05-01-13                                                           5.00        875,000            949,673
Waverly Community School
  Prerefunded Unlimited General Obligation Bonds
  Series 2000 (FGIC)
   05-01-17                                                           5.25      1,000,000          1,074,150
Wayne State University
  Revenue Bonds
  Series 1999 (FGIC)
   11-15-19                                                           5.25      1,000,000          1,060,590
Western Michigan University
  Refunding Revenue Bonds
  Series 2003 (MBIA)
   11-15-23                                                           4.25      1,000,000            987,620
Western Township Utilities Authority
  Limited General Obligation Bonds
  Series 2002 (FGIC)
   01-01-08                                                           5.00      1,500,000          1,548,690
Williamston Community School District
  Unlimited General Obligation Bonds
  Series 1996 (MBIA)
  (Qualified School Bond Loan Fund)
   05-01-25                                                           5.50      1,000,000          1,143,740
Wyandotte City School District
  Unlimited General Obligation Refunding Bonds
  Building & Site
  Series 2002
  (Qualified School Bond Loan Fund)
   05-01-14                                                           5.38      1,250,000          1,377,363
------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $51,601,168)                                                                             $ 52,821,400
------------------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 39

RIVERSOURCE MICHIGAN TAX-EXEMPT FUND

MUNICIPAL NOTES (5.5%)

                                                                                 AMOUNT
                                                                 EFFECTIVE     PAYABLE AT
ISSUE(d),(e),(f)                                                   YIELD        MATURITY          VALUE(a)
Detroit
  Revenue Bonds
  Senior Lien
  V.R.D.N. Series 2003B
  (Dexia Credit Local) FSA
   07-01-33                                                           3.70%    $1,400,000        $ 1,400,000
Michigan State University
  Revenue Bonds V.R.D.N. Series 2002A
  (Depfa Bank)
   08-15-32                                                           3.70      1,500,000          1,500,000
University of Michigan
  Refunding Revenue Bonds
  University of Michigan Hospitals
  V.R.D.N. Series 1992A
   12-01-19                                                           3.75        200,000            200,000
------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $3,100,000)                                                                               $ 3,100,000
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $54,701,168)(g)                                                                           $55,921,400
============================================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 3.9% of net assets at Dec. 31, 2005.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA   -- ACA Financial Guaranty Corporation
     AMBAC -- Ambac Assurance Corporation
     BIG   -- Bond Investors Guarantee
     CGIC  -- Capital Guaranty Insurance Company
     FGIC  -- Financial Guaranty Insurance Company
     FHA   -- Federal Housing Authority
     FNMA  -- Federal National Mortgage Association
     FHLMC -- Federal Home Loan Mortgage Corporation
     FSA   -- Financial Security Assurance
     GNMA  -- Government National Mortgage Association
     MBIA  -- MBIA Insurance Corporation
     XLCA  -- XL Capital Assurance

--------------------------------------------------------------------------------
40 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

RIVERSOURCE MICHIGAN TAX-EXEMPT FUND

(e)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   -- Alternative Minimum Tax
     B.A.N.   -- Bond Anticipation Note
     C.P.     -- Commercial Paper
     R.A.N.   -- Revenue Anticipation Note
     T.A.N.   -- Tax Anticipation Note
     T.R.A.N. -- Tax & Revenue Anticipation Note
     V.R.     -- Variable Rate
     V.R.D.B. -- Variable Rate Demand Bond
     V.R.D.N. -- Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2005.

(g) At Dec. 31, 2005, the cost of securities for federal income tax purposes was approximately $54,701,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                        $1,309,000
     Unrealized depreciation                                           (89,000)
     -------------------------------------------------------------------------
     Net unrealized appreciation                                    $1,220,000
     -------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 41

INVESTMENTS IN SECURITIES

RIVERSOURCE MINNESOTA TAX-EXEMPT FUND

DEC. 31, 2005 (UNAUDITED)

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

MUNICIPAL BONDS (93.4%)

NAME OF
ISSUER AND
TITLE OF                                                          COUPON       PRINCIPAL
ISSUE(d),(e)                                                       RATE          AMOUNT             VALUE(a)
Anoka County Housing & Redevelopment Authority
  Unlimited General Obligation Bonds
  Housing Development
  Series 2004 (AMBAC)
   02-01-34                                                           5.00%    $1,355,000         $1,404,105
Anoka-Hennepin Independent School District #11
  Unlimited General Obligation Bonds
  Series 2001A
(School District Credit Enhancement Program)
   02-01-09                                                           5.00      2,415,000          2,528,191
   02-01-10                                                           5.00      1,000,000          1,058,000
   02-01-13                                                           5.00      4,175,000          4,423,788
   02-01-15                                                           5.00      1,990,000          2,097,301
   02-01-16                                                           5.00      2,000,000          2,105,940
Austin Housing & Redevelopment Authority
  Revenue Bonds
  Courtyard Residence Project
  Series 2000A
   01-01-32                                                           7.25      2,000,000          2,115,040
Bloomington Independent School District #271
  Unlimited General Obligation Bonds
  Building
  Series 1999B
(School District Credit Enhancement Program)
   02-01-15                                                           5.00      1,500,000          1,573,050
Bloomington Independent School District #271
  Unlimited General Obligation Bonds
  Series 2001A (FSA)
(School District Credit Enhancement Program)
   02-01-24                                                           5.13      2,000,000          2,109,140
City of Breckenridge
  Revenue Bonds
  Catholic Health Initiatives
  Series 2004A
   05-01-30                                                           5.00      5,000,000          5,192,750
City of Chaska
  Refunding Revenue Bonds
  Generating Facilities
  Series 2005A
   10-01-20                                                           5.25%    $1,165,000         $1,248,391
   10-01-30                                                           5.00      3,800,000          3,890,972
City of Maple Grove
  Revenue Bonds
  North Memorial Health Care
  Series 2005
   09-01-29                                                           5.00      2,000,000          2,046,020
City of Minneapolis
  Revenue Bonds
  Fairview Health Services
  Series 2002B (MBIA)
   05-15-14                                                           5.50      2,050,000          2,268,674
   05-15-15                                                           5.50      2,160,000          2,382,653
   05-15-16                                                           5.50      2,200,000          2,425,478
   05-15-17                                                           5.50      1,295,000          1,423,101
City of Minneapolis
  Unlimited General Obligation Bonds
  Convention Center
  Series 2002
   12-01-12                                                           5.00      1,500,000          1,592,925
City of Minneapolis
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2001
   12-01-11                                                           5.00      3,035,000          3,269,181
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001 (FSA)
   07-01-16                                                           5.50      1,500,000(c)       1,703,595
County of Anoka
  Limited General Obligation Refunding Bonds
  Capital Improvement
  Series 2001C (MBIA)
   02-01-09                                                           4.60      2,960,000          3,072,362

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
42 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

RIVERSOURCE MINNESOTA TAX-EXEMPT FUND

NAME OF
ISSUER AND
TITLE OF                                                          COUPON       PRINCIPAL
ISSUE(d),(e)                                                       RATE          AMOUNT             VALUE(a)
County of Ramsey
  Unlimited General Obligation Refunding Bonds
  Capital Improvement Plan
  Series 2002B
   02-01-10                                                           5.25%    $2,150,000         $2,303,403
   02-01-14                                                           5.25      3,840,000          4,118,362
County of Washington
  Unlimited General Obligation Bonds
  Capital Improvement Plan
  Series 2000A
   02-01-20                                                           5.50      1,000,000          1,072,440
Edina Independent School District #273
  Unlimited General Obligation Bonds
  Series 2004
   02-01-12                                                           4.00      3,700,000          3,784,064
   02-01-22                                                           4.25      3,000,000          2,975,760
   02-01-23                                                           4.50      3,000,000          3,054,480
   02-01-24                                                           4.50      3,400,000          3,476,364
Elk River Independent School District #728
  Unlimited General Obligation Bonds
  Series 2002 II Inverse Floater (FSA)
  (School District Credit Enhancement Program)
   02-01-18                                                           6.12      1,200,000(h)       1,509,348
   02-01-19                                                           6.12      1,150,000(h)       1,437,558
   02-01-20                                                           6.12        950,000(h)       1,180,223
   02-01-21                                                           6.12      1,285,000(h)       1,587,322
Elk River Independent School District #728
  Unlimited General Obligation Bonds
  Series 2002A (FSA)
  (School District Credit Enhancement Program)
   02-01-16                                                           5.00      3,000,000          3,211,740
Hennepin County
  Unlimited General Obligation Bonds
  Series 2003
   12-01-06                                                           4.00      2,000,000          2,014,300
   12-01-23                                                           4.75      2,000,000          2,062,200
Hopkins Independent School District #270
  Unlimited General Obligation Refunding Bonds
  Series 2002B
  (School District Credit Enhancement Program)
   02-01-09                                                           4.00      2,925,000          2,977,445
Lake Superior Independent School District #381
  Unlimited General Obligation Bonds
  Building
  Series 2002A (FSA)
  (School District Credit Enhancement Program)
   04-01-13                                                           5.00%    $1,795,000         $1,941,903
Lakeville Independent School District #194
  Unlimited General Obligation Bonds
  Series 1997A
  (School District Credit Enhancement Program)
   02-01-22                                                           5.13      2,400,000          2,481,624
Maplewood
  Revenue Bonds
  Care Institute
  Series 1994
   01-01-24                                                           7.75      3,775,000(b),(i)   2,265,000
Marshall Independent School District #413
  Unlimited General Obligation Bonds
  Series 2003A (FSA)
  (School District Credit Enhancement Program)
   02-01-19                                                           4.13      1,560,000          1,549,829
Metropolitan Council Minneapolis-St. Paul
  Metropolitan Area
  Unlimited General Obligation Bonds
  Transportation
  Series 2002C
   02-01-09                                                           5.00      3,240,000          3,400,574
Minneapolis & St. Paul
  Housing & Redevelopment Authority
  Revenue Bonds
  HealthPartners Obligation Group Project
  Series 2003
   12-01-12                                                           5.25      1,000,000          1,064,800
   12-01-15                                                           5.13      1,500,000          1,569,855
   12-01-16                                                           5.25      1,250,000          1,316,838
Minneapolis & St. Paul
  Housing & Redevelopment Authority
  Revenue Bonds
  HealthSpan
  Series 1993A (AMBAC)
   11-15-18                                                           4.75     10,500,000         10,511,759

                            See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 43

RIVERSOURCE MINNESOTA TAX-EXEMPT FUND

NAME OF
ISSUER AND
TITLE OF                                                          COUPON       PRINCIPAL
ISSUE(d),(e)                                                       RATE          AMOUNT             VALUE(a)
Minneapolis Community Development Agency
  Revenue Bonds
  Limited Tax - Common Bond Fund
  Series 1996-1
   06-01-11                                                           6.00%    $  980,000         $989,918
Minneapolis Community Development Agency
  Revenue Bonds
  Limited Tax - Common Bond Fund
  Series 1997A-7
   06-01-12                                                           5.50        250,000            258,943
Minneapolis Community Development Agency
  Revenue Bonds
  Limited Tax - Common Bond Fund
  Series 2001A-2 A.M.T.
   06-01-19                                                           5.88      1,000,000          1,069,730
Minneapolis Special School District #1
  Refunding Certificate of Participation
  Series 2002B (FSA)
(School District Credit Enhancement Program)
   02-01-10                                                           5.00      1,000,000          1,060,730
   02-01-11                                                           5.00      1,040,000          1,112,394
Minneapolis Special School District #1
  Unlimited General Obligation Bonds
  Series 2001 (FSA)
(School District Credit Enhancement Program)
   02-01-09                                                           5.00      1,325,000          1,390,667
Minneapolis-St. Paul Metropolitan Airports Commission
  Refunding Subordinated Revenue Bonds
  Series 2005C (FGIC)
   01-01-25                                                           5.00      4,000,000          4,200,840
   01-01-26                                                           5.00      4,000,000          4,194,760
Minneapolis-St. Paul Metropolitan Airports Commission
  Revenue Bonds
  Series 1998A (AMBAC)
   01-01-24                                                           5.20      4,000,000          4,150,440
Minneapolis-St. Paul Metropolitan Airports Commission
  Revenue Bonds
  Series 1999B (FGIC) A.M.T.
   01-01-16                                                           5.63      2,920,000          3,102,120
Minneapolis-St. Paul Metropolitan Airports Commission
  Revenue Bonds
  Series 2001B (FGIC) A.M.T.
   01-01-16                                                           5.75      4,875,000          5,230,046
Minneapolis-St. Paul Metropolitan Airports Commission
  Subordinated Revenue Bonds
  Series 2001C (FGIC)
   01-01-18                                                           5.50%    $2,000,000         $2,158,840
   01-01-32                                                           5.25      7,000,000          7,337,329
Minneapolis-St. Paul Metropolitan Airports Commission
  Subordinated Revenue Bonds
  Series 2005 (AMBAC)
   01-01-29                                                           5.00      1,900,000          1,982,441
Minnesota Agricultural & Economic Development Board
  Prerefunded Revenue Bonds
  Health Care System
  Series 2000A
   11-15-22                                                           6.38      4,845,000          5,498,736
   11-15-29                                                           6.38      2,910,000          3,302,646
Minnesota Agricultural & Economic Development Board
  Revenue Bonds
  Health Care System - Benedictine Health
  Series 1999A (MBIA)
   02-15-16                                                           4.75      1,000,000          1,038,540
Minnesota Agricultural & Economic Development Board
  Unrefunded Revenue Bonds
  Health Care System
  Series 2000A
   11-15-22                                                           6.38        155,000            172,822
   11-15-29                                                           6.38         90,000            100,306
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  Macalester College
  6th Series 2004B
   03-01-17                                                           5.00      2,395,000          2,554,986
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  St. John's University
  6th Series 2005G
   10-01-22                                                           5.00      2,000,000          2,090,860
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  University of St. Thomas
  5th Series 2004Y
   10-01-34                                                           5.25      2,800,000          2,937,760

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
44 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

RIVERSOURCE MINNESOTA TAX-EXEMPT FUND

NAME OF
ISSUER AND
TITLE OF                                                          COUPON       PRINCIPAL
ISSUE(d),(e)                                                       RATE          AMOUNT           VALUE(a)
Minnesota Housing Finance Agency
  Revenue Bonds
  Series 2002R II Inverse Floater A.M.T.
   07-01-33                                                           6.96%    $1,200,000(h)    $  1,284,960
Minnesota Housing Finance Agency
  Revenue Bonds
  Single Family Mortgage
  Series 1996J A.M.T.
   07-01-21                                                           5.60        115,000            117,259
Minnesota Housing Finance Agency
  Revenue Bonds
  Single Family Mortgage
  Series 1997K A.M.T.
   01-01-26                                                           5.75      1,130,000          1,150,306
Minnesota Public Facilities Authority
  Prerefunded Revenue Bonds
  Series 2001A
   03-01-20                                                           5.00      4,000,000          4,247,480
Minnesota Public Facilities Authority
  Revenue Bonds
  Series 1998A
   03-01-11                                                           5.00      2,500,000          2,585,525
Minnesota Public Facilities Authority
  Revenue Bonds
  Series 2002B
   03-01-10                                                           5.00      2,500,000          2,654,675
   03-01-13                                                           5.25      2,500,000          2,753,075
   03-01-14                                                           5.25      2,500,000          2,772,400
Minnesota Public Facilities Authority
  Revenue Bonds
  Series 2005C
   03-01-25                                                           5.00      2,000,000          2,117,340
Minnesota State Municipal Power Agency
  Revenue Bonds
  Series 2004A
   10-01-29                                                           5.13      3,500,000          3,625,650
Minnesota State Municipal Power Agency
  Revenue Bonds
  Series 2005
   10-01-30                                                           5.00      2,000,000          2,047,880
Monticello Big Lake Community Hospital District
  Revenue Bonds
  Health Care Facilities
  Series 1998A
  (Radian Group Financial Guaranty)
   12-01-19                                                           5.75%    $1,600,000       $  1,703,232
Northern Municipal Power Agency
  Refunding Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1989A (AMBAC)
   01-01-10                                                           3.80      2,000,000(g)       1,723,180
Northern Municipal Power Agency
  Refunding Revenue Bonds
  Series 1998B (AMBAC)
   01-01-20                                                           4.75      5,000,000          5,148,150
Osseo Independent School District #279
  Unlimited General Obligation Bonds
  School Building
  Series 2000A
  (School District Credit Enhancement Program)
   02-01-13                                                           5.75      3,200,000          3,486,400
   02-01-14                                                           5.75      1,100,000          1,198,450
Osseo Independent School District #279
  Unlimited General Obligation Bonds
  Series 2002A (FSA)
  (School District Credit Enhancement Program)
   02-01-11                                                           5.00      1,570,000          1,680,041
   02-01-12                                                           5.00      3,455,000          3,722,486
   02-01-15                                                           5.25      3,585,000          3,886,642
Osseo Independent School District #279
  Unlimited General Obligation Refunding Bonds
  Series 2001B
  (School District Credit Enhancement Program)
   02-01-09                                                           5.00      2,860,000          2,994,048
Plymouth Housing & Redevelopment Authority
  Unlimited General Obligation Bonds
  Governmental Housing Project
  Series 2005
   02-01-35                                                           5.00      2,135,000          2,239,679
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13                                                           5.13      3,000,000(c)       3,179,430

                            See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 45

RIVERSOURCE MINNESOTA TAX-EXEMPT FUND

NAME OF
ISSUER AND
TITLE OF                                                          COUPON       PRINCIPAL
ISSUE(d),(e)                                                       RATE          AMOUNT           VALUE(a)
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 2003NN (MBIA)
   07-01-32                                                           5.00%    $2,820,000(c)    $  2,934,238
Puerto Rico Highway & Transportation Authority
  Revenue Bonds
  Series 1996Y
   07-01-13                                                           6.25      1,650,000(c)       1,873,344
Puerto Rico Municipal Finance Agency
  Revenue Bonds
  Series 2002A (FSA)
   08-01-17                                                           5.25      2,250,000(c)       2,443,545
Puerto Rico Public Finance Corporation
  Revenue Bonds
  Commonwealth Appropriation
  Series 2004A (MBIA)
   08-01-29                                                           5.25      2,000,000(c)       2,163,760
Shakopee
  Revenue Bonds
  St. Francis Regional Medical Center
  Series 2004
   09-01-25                                                           5.10      3,300,000          3,397,515
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1994A (MBIA)
   01-01-19                                                           6.67     17,000,000(g)       9,561,309
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2002A (AMBAC)
   01-01-17                                                           5.25      6,000,000          6,667,259
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2003A (MBIA)
   01-01-11                                                           5.00      5,500,000          5,864,264
St. Cloud Housing & Redevelopment Authority
  Revenue Bonds
  State University Foundation Project
  Series 2002
   05-01-18                                                           5.13      3,000,000          3,188,430
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Community of Peace Academy Project
  Series 2001A
   12-01-30                                                           7.88%    $2,390,000       $  2,569,513
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Healtheast Project
  Series 2005
   11-15-25                                                           6.00      1,250,000          1,337,125
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Lyngblomsten Care Center Housing Project
  Series 1993
   11-01-06                                                           7.13        265,000            268,729
   11-01-17                                                           7.13      1,480,000          1,494,756
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Rental - Lyngblomsten Housing Project
  Series 1993
   11-01-24                                                           7.00      1,680,000          1,695,372
St. Paul Port Authority
  Revenue Bonds
  Office Building at Cedar Street
  Series 2003
   12-01-23                                                           5.00      5,000,000          5,242,500
   12-01-27                                                           5.13      5,350,000          5,635,637
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2001
   10-01-10                                                           5.00      5,000,000          5,347,150
   10-01-14                                                           5.00      4,000,000          4,279,240
   10-01-15                                                           5.00      4,455,000          4,751,748
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2002
   08-01-10                                                           5.00      4,075,000          4,350,633
   11-01-15                                                           5.25      3,575,000          3,924,278
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2004
   11-01-24                                                           5.00      3,500,000          3,715,040

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
46 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

RIVERSOURCE MINNESOTA TAX-EXEMPT FUND

NAME OF
ISSUER AND
TITLE OF                                                          COUPON       PRINCIPAL
ISSUE(d),(e)                                                       RATE          AMOUNT           VALUE(a)
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2005
   10-01-19                                                           5.00%    $3,500,000       $  3,785,670
Steele County
  Revenue Bonds
  Elderly Housing Project
  Series 2000
   06-01-30                                                           6.88      2,205,000          2,486,248
Stillwater
  Revenue Bonds
  Health System Obligation Group
  Series 2005
   06-01-19                                                           5.00      2,505,000          2,607,880
   06-01-25                                                           5.00      1,750,000          1,797,495
   06-01-35                                                           5.00      3,145,000          3,182,520
Todd Morrison Cass & Wadena Counties
  United Hospital District
  Unlimited General Obligation Bonds
  Health Care Facilities-Lakewood
  Series 2004
   12-01-34                                                           5.00      2,500,000          2,541,225
University of Minnesota
  Revenue Bonds
  Residual
  Inverse Floater Series 2002
   07-01-21                                                           7.06      2,830,000(h)       4,092,718
Virginia Housing & Redevelopment Authority
  Revenue Bonds
  Series 2005
   10-01-20                                                           5.13      1,350,000          1,385,829
Western Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2003A (MBIA)
   01-01-26                                                           5.00      7,250,000          7,602,567
   01-01-30                                                           5.00      5,000,000          5,209,350
White Bear Lake Independent School District #624
  Unlimited General Obligation Refunding Bonds
  School Building
  Series 2002C (FSA)
  (School District Credit Enhancement Program)
   02-01-09                                                           5.00      1,375,000          1,443,145
White Bear Lake Independent School District #624
  Unlimited General Obligation Refunding Bonds
  Series 2002B (FGIC)
  (School District Credit Enhancement Program)
   02-01-13                                                           5.00%    $1,405,000       $  1,507,439
   02-01-14                                                           5.00      1,480,000          1,581,247
Willmar
  Unlimited General Obligation Bonds
  Rice Memorial Hospital Project
  Series 2002 (FSA)
   02-01-11                                                           5.00      1,025,000          1,091,451
   02-01-12                                                           5.00      1,120,000          1,199,766
   02-01-13                                                           5.00      1,200,000          1,291,620
------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $340,215,627)                                                                            $350,563,545
------------------------------------------------------------------------------------------------------------

MUNICIPAL NOTES (4.9%)

                                                                                 AMOUNT
                                                                 EFFECTIVE     PAYABLE AT
ISSUE(e),(f)                                                       YIELD        MATURITY          VALUE(a)
Center City
  Revenue Bonds
  Hazelden Foundation Project
  V.R.D.N. Series 2005
  (Bank of New York)
   11-01-35                                                           3.75%    $5,800,000       $  5,800,000
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  St. Olaf Collage
  V.R.D.N. 5th Series 2002M2
  (Harris Trust & Savings Bank)
   10-01-20                                                           3.75      1,700,000          1,700,000
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  St. Olaf College
  V.R.D.N. 5th Series 2000H
  (Harris Trust & Savings Bank)
   10-01-30                                                           3.75        850,000            850,000
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  St. Olaf College
  V.R.D.N. 5th Series 2002M1
  (Harris Trust & Savings Bank)
   10-01-32                                                           3.75        400,000            400,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 47

RIVERSOURCE MINNESOTA TAX-EXEMPT FUND

                                                                                 AMOUNT
                                                                 EFFECTIVE     PAYABLE AT
ISSUE(e),(f)                                                       YIELD        MATURITY          VALUE(a)
Minnesota Housing Finance Agency
  Revenue Bonds
  Residential Housing Finance
  V.R.D.N. Series 2005M A.M.T
   01-01-36                                                           3.45%    $2,000,000       $  2,000,000
Oak Park Heights
  Refunding Revenue Bonds
  Boutwells Landing
  V.R.D.N. Series 2005 Freddie Mac
   11-01-35                                                           3.55      1,700,000          1,700,000
Robbinsdale
  Revenue Bonds
  North Memorial Healthcare-Tranche II
  V.R.D.N Series 2003 AMBAC
   05-15-33                                                           3.20      1,950,000          1,950,000
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Minnesota Public Radio Project
  V.R.D.N. Series 2005
  (Allied Irish Bank)
   10-01-25                                                           3.75%    $1,470,000       $  1,470,000
St. Paul Port Authority
  Revenue Bonds
  Minnesota Public Radio Project
  V.R.D.N. 7th Series 2005
  (Allied Irish Bank)
   05-01-25                                                           3.75      2,400,000          2,400,000
------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $18,270,000)                                                                             $ 18,270,000
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $358,485,627)(j)                                                                         $368,833,545
============================================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 3.8% of net assets at Dec. 31, 2005.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA   -- ACA Financial Guaranty Corporation
     AMBAC -- Ambac Assurance Corporation
     BIG   -- Bond Investors Guarantee
     CGIC  -- Capital Guaranty Insurance Company
     FGIC  -- Financial Guaranty Insurance Company
     FHA   -- Federal Housing Authority
     FNMA  -- Federal National Mortgage Association
     FHLMC -- Federal Home Loan Mortgage Corporation
     FSA   -- Financial Security Assurance
     GNMA  -- Government National Mortgage Association
     MBIA  -- MBIA Insurance Corporation
     XLCA  -- XL Capital Assurance

--------------------------------------------------------------------------------
48 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

RIVERSOURCE MINNESOTA TAX-EXEMPT FUND

(e)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   -- Alternative Minimum Tax-- At Dec. 31, 2005, the value of securities subject to alternative minimum tax represented 3.7% of net assets.
     B.A.N.   -- Bond Anticipation Note
     C.P.     -- Commercial Paper
     R.A.N.   -- Revenue Anticipation Note
     T.A.N.   -- Tax Anticipation Note
     T.R.A.N. -- Tax & Revenue Anticipation Note
     V.R.     -- Variable Rate
     V.R.D.B. -- Variable Rate Demand Bond
     V.R.D.N. -- Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2005.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 2005. At Dec. 31, 2005, the value of inverse floaters represented 3.0% of net assets.

(i)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Dec. 31, 2005, is as follows:

     SECURITY                                     ACQUISITION DATE         COST
     --------------------------------------------------------------------------
     Maplewood
     Revenue Bonds
     Care Institute
     Series 1994
       7.75% 2024                                     03-02-94       $3,677,432

(j) At Dec. 31, 2005, the cost of securities for federal income tax purposes was approximately $358,486,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $12,653,000
     Unrealized depreciation                                        (2,305,000)
     Net unrealized appreciation                                   $10,348,000

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 49

INVESTMENTS IN SECURITIES

RIVERSOURCE NEW YORK TAX-EXEMPT FUND

DEC. 31, 2005 (UNAUDITED)

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

MUNICIPAL BONDS (96.1%)

NAME OF
ISSUER AND
TITLE OF                                                           COUPON       PRINCIPAL
ISSUE(b),(c)                                                        RATE         AMOUNT          VALUE(a)
City of New York
  Unlimited General Obligation Bonds
  Series 2000 Inverse Floater (FGIC)
   05-15-16                                                            7.78%   $  830,000(g)    $ 1,106,100
City of New York
  Unlimited General Obligation Bonds
  Series 2002C (XLCA)
   03-15-12                                                            5.00     1,000,000         1,069,040
City of New York
  Unlimited General Obligation Bonds
  Series 2002E
   08-01-16                                                            5.75     2,000,000         2,204,099
City of New York
  Unlimited General Obligation Bonds
  Series 2003I
   03-01-27                                                            5.38     2,000,000         2,141,280
City of New York
  Unlimited General Obligation Bonds
  Series 2003J
   06-01-18                                                            5.50     2,000,000         2,177,199
   06-01-20                                                            5.50     2,000,000         2,173,199
City of New York
  Unlimited General Obligation Bonds
  Series 2004D
   11-01-34                                                            5.00     1,000,000         1,027,940
City of New York
  Unlimited General Obligation Bonds
  Series 2004E (FSA)
   11-01-22                                                            5.00       750,000           793,245
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2004A
   07-01-24                                                            5.00       500,000(d)        509,695
County of Erie
  Prerefunded Unlimited General Obligation Bonds
  Series 1995B (FGIC)
   06-15-25                                                            5.50       700,000           710,416
County of Monroe
  Unlimited General Obligation Refunding Bonds
  Public Improvement
  Series 1996 (MBIA)
   03-01-15                                                            6.00%   $1,250,000       $ 1,444,163
Long Island Power Authority
  Revenue Bonds
  Series 1998-8 (AMBAC)
   04-01-09                                                            5.25     1,000,000         1,057,810
Metropolitan Transportation Authority
  Prerefunded Revenue Bonds
  Series 1998A (FGIC)
   04-01-28                                                            4.75     1,000,000         1,079,210
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A
   01-01-16                                                            5.75       500,000           567,060
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A (AMBAC)
   11-15-19                                                            5.50     1,000,000         1,101,140
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002A (FSA)
   11-15-26                                                            5.50       750,000           820,650
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2005F
   11-15-12                                                            5.00       560,000           599,878
   11-15-35                                                            5.00       500,000           517,290
New York City Housing Development Corporation
  Revenue Bonds
  Capital Funding Program
  New York City Housing Authority Program
  Series 2005A (FGIC)
   07-01-25                                                            5.00     1,500,000         1,571,565

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
50 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

RIVERSOURCE NEW YORK TAX-EXEMPT FUND

NAME OF
ISSUER AND
TITLE OF                                                           COUPON       PRINCIPAL
ISSUE(b),(c)                                                        RATE         AMOUNT          VALUE(a)
New York City Industrial Development Agency
  Revenue Bonds
  Terminal One Group Association Project
  Series 2005 A.M.T
   01-01-24                                                            5.50%   $  500,000       $   529,955
New York City Municipal Water Finance Authority
  Refunding Revenue Bonds
  Series 1996B (MBIA)
   06-15-26                                                            5.75       320,000           326,515
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2002A
   06-15-29                                                            5.00     1,000,000         1,037,870
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2004A
   06-15-39                                                            5.00     1,000,000         1,033,360
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2005D (AMBAC)
   06-15-39                                                            5.00       750,000           780,330
New York City Transitional Finance Authority
  Prerefunded Revenue Bonds
  Future Tax
  Series 1999C
   05-01-25                                                            5.50       220,000           237,290
New York City Transitional Finance Authority
  Refunding Revenue Bonds
  Future Tax Secured
  Series 2005A-1
   11-01-20                                                            5.00       750,000           800,018
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2003D
   02-01-23                                                            5.00       500,000           524,240
   02-01-31                                                            5.00     1,000,000         1,034,250
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2004C
   02-01-33                                                            5.00     1,000,000         1,035,550
New York City Trust for Cultural Resources
  Revenue Bonds
  Museum of American Folk Art
  Series 2000 (ACA)
   07-01-22                                                            6.00%   $1,000,000       $ 1,082,090
New York Counties Tobacco Trust II
  Revenue Bonds
  Tobacco Settlement Pass Thru Bonds
  Series 2001
   06-01-35                                                            5.63       500,000           511,895
New York Local Government Assistance Corporation
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1993C (MBIA)
   04-01-14                                                            3.65     1,000,000(f)        720,420
New York Mortgage Agency
  Revenue Bonds
  Series 2002B
  Inverse Floater A.M.T
   04-01-32                                                            6.43     1,000,000(g)      1,081,570
New York Power Authority
  Revenue Bonds
  Series 2000A
   11-15-30                                                            5.25     1,000,000         1,059,210
New York State Dormitory Authority
  Prerefunded Revenue Bonds
  Series 1990B
   05-15-11                                                            7.50       415,000           473,702
New York State Dormitory Authority
  Revenue Bonds
  Brooklyn Law School
  Series 2003B (XLCA)
   07-01-30                                                            5.13     1,000,000         1,055,620
New York State Dormitory Authority
  Revenue Bonds
  Consolidated City University System
  Series 1993A
   07-01-13                                                            5.75     3,000,000         3,299,339
New York State Dormitory Authority
  Revenue Bonds
  Education
  Series 2005F
   03-15-23                                                            5.00       250,000           263,353

                            See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 51

RIVERSOURCE NEW YORK TAX-EXEMPT FUND

NAME OF
ISSUER AND
TITLE OF                                                           COUPON       PRINCIPAL
ISSUE(b),(c)                                                        RATE         AMOUNT          VALUE(a)
New York State Dormitory Authority
  Revenue Bonds
  Hospital
  Series 2004A (FHA/FSA)
   08-15-13                                                            5.25%   $  500,000       $   546,815
New York State Dormitory Authority
  Revenue Bonds
  Memorial Sloan-Kettering Center
  Series 2003-1 (MBIA)
   07-01-21                                                            5.00     1,000,000         1,052,260
New York State Dormitory Authority
  Revenue Bonds
  Mental Health Services Facilities Improvement
  Series 2005E (FGIC)
   02-15-22                                                            5.00       750,000           792,675
New York State Dormitory Authority
  Revenue Bonds
  Montefiore Hospital
  Series 2004 (FGIC/FHA)
   08-01-19                                                            5.00       735,000           785,245
New York State Dormitory Authority
  Revenue Bonds
  Pratt Institute
  Series 1999
  (Radian Group Financial Guaranty)
   07-01-20                                                            6.00     1,500,000         1,640,415
New York State Dormitory Authority
  Revenue Bonds
  Series 2002B (AMBAC)
   11-15-26                                                            5.25     1,000,000         1,082,380
New York State Dormitory Authority
  Unrefunded Revenue Bonds
  Series 1990B
   05-15-11                                                            7.50     1,200,000         1,334,148
New York State Energy Research & Development Authority
  Revenue Bonds
  New York State Electric & Gas
  Series 1985B (MBIA)
   10-15-15                                                            4.00     1,000,000           999,950
New York State Energy Research & Development Authority
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (MBIA)
   01-01-21                                                            7.05       330,000(g)        351,879
New York State Environmental Facilities Corporation
  Revenue Bonds
  New York City Municipal Water Financing Project
  Series 2004
   06-15-26                                                            5.00%   $1,000,000       $ 1,055,630
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  New York City Municipal Water Project
  Series 2002B
   06-15-31                                                            5.00     1,000,000         1,038,440
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  New York City Municipal Water Project
  Series 2002K
   06-15-28                                                            5.00     1,000,000         1,043,590
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  Series 2003
   06-15-32                                                            5.00     1,000,000         1,042,220
New York State Thruway Authority
  Revenue Bonds
  Second General Resolution
  Series 2003B (FSA)
   04-01-21                                                            4.75       835,000           864,417
New York State Thruway Authority
  Revenue Bonds
  Second General Resolution
  Series 2005B (AMBAC)
   04-01-22                                                            5.00       500,000           532,085
New York State Thruway Authority
  Revenue Bonds
  Series 2004A (AMBAC)
   03-15-12                                                            5.25       750,000           818,993
New York State Thruway Authority
  Revenue Bonds
  Series 2004A (MBIA)
   04-01-19                                                            5.00     1,000,000         1,065,210
New York State Thruway Authority
  Revenue Bonds
  Series 2005G (FSA)
   01-01-24                                                            5.00     1,000,000         1,058,860
   01-01-28                                                            5.00       750,000           794,145

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
52 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

RIVERSOURCE NEW YORK TAX-EXEMPT FUND

NAME OF
ISSUER AND
TITLE OF                                                           COUPON       PRINCIPAL
ISSUE(b),(c)                                                        RATE         AMOUNT          VALUE(a)
New York State Thruway Authority
  Revenue Bonds
  Transportation
  Series 2003A (MBIA)
   03-15-22                                                            5.00%   $1,000,000       $ 1,049,800
New York State Urban Development Corporation
  Refunding Revenue Bonds
  Service Contract
  Series 2005 (FSA)
   01-01-17                                                            5.00     1,000,000         1,079,950
New York State Urban Development Corporation
  Revenue Bonds
  Series 2002A (XLCA)
   01-01-11                                                            5.25     1,000,000         1,077,100
Niagara Falls Public Water Authority
  Prerefunded Revenue Bonds
  Series 2003A (MBIA)
   07-15-28                                                            5.50     1,000,000         1,011,830
Port Authority of New York & New Jersey
  Revenue Bonds
  5th Installment Special Project
  Series 1996-4 A.M.T
   10-01-19                                                            6.75     1,500,000         1,496,550
Port Authority of New York & New Jersey
  Revenue Bonds
  Consolidated 134th
  Series 2004
   07-15-34                                                            5.00     1,000,000         1,038,350
Puerto Rico Municipal Finance Agency
  Revenue Bonds
  Series 2002A (FSA)
   08-01-17                                                            5.25     1,000,000(d)      1,086,020
Puerto Rico Public Finance Corporation
  Revenue Bonds
  Commonwealth Appropriation
  Series 2004A (MBIA)
   08-01-29                                                            5.25     1,000,000(d)      1,081,880
Sales Tax Asset Receivables Corporation
  Revenue Bonds
  Series 2004A (MBIA)
   10-15-23                                                            5.00       750,000           796,455
Suffolk County Industrial Development Agency
  Revenue Bonds
   1st Mortgage Jeffersons Ferry
  Series 1999A
   11-01-28                                                            7.25%   $1,500,000       $ 1,614,135
Tobacco Settlement Financing Authority
  Asset-backed Revenue Bonds
  Series 2003A-1
   06-01-16                                                            5.50       500,000           536,260
Tobacco Settlement Financing Authority
  Revenue Bonds
  Series 2003C-1
   06-01-14                                                            5.50       500,000           530,505
   06-01-15                                                            5.50       500,000           536,470
Triborough Bridge & Tunnel Authority
  Refunding Revenue Bonds
  Series 2002B
   11-15-10                                                            5.00     2,000,000         2,132,960
   11-15-29                                                            5.13     1,000,000         1,056,420
Triborough Bridge & Tunnel Authority
  Revenue Bonds
  Convention Center Project
  Series 1990E
   01-01-11                                                            6.00     1,145,000         1,266,164
Westchester Tobacco Asset Securitization
  Revenue Bonds
  Series 2005
   06-01-26                                                            5.00       875,000           845,609
-----------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $73,291,476)                                                                             $75,693,371
-----------------------------------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 53

RIVERSOURCE NEW YORK TAX-EXEMPT FUND

MUNICIPAL NOTES (2.7%)

                                                                                 AMOUNT
                                                                 EFFECTIVE     PAYABLE AT
ISSUE(b),(c),(e)                                                   YIELD        MATURITY         VALUE(a)
City of New York
  Unlimited General Obligation Bonds
  V.R.D.N. Series 1994H-2
(Wachovia Bank) MBIA
   08-01-13                                                            3.75%   $1,200,000       $ 1,200,000
City of New York
  Unlimited General Obligation Bonds
  V.R.D.N. Series 1994H-3
  (State Street B&T) FSA
   08-01-20                                                            3.65       500,000           500,000
City of New York
  Unlimited General Obligation Bonds
  V.R.D.N. Series 2005E-2 (Bank of America)
   08-01-34                                                            3.70       300,000           300,000
New York City Municipal Water Finance Authority
  Revenue Bonds
  V.R.D.N. Series 2002C-3
  (Bank of New York)
   06-15-18                                                            3.65%   $  100,000       $   100,000
-----------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $2,100,000)                                                                              $ 2,100,000
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $75,391,476)(h)                                                                          $77,793,371
===========================================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA   -- ACA Financial Guaranty Corporation
     AMBAC -- Ambac Assurance Corporation
     BIG   -- Bond Investors Guarantee
     CGIC  -- Capital Guaranty Insurance Company
     FGIC  -- Financial Guaranty Insurance Company
     FHA   -- Federal Housing Authority
     FNMA  -- Federal National Mortgage Association
     FHLMC -- Federal Home Loan Mortgage Corporation
     FSA   -- Financial Security Assurance
     GNMA  -- Government National Mortgage Association
     MBIA  -- MBIA Insurance Corporation
     XLCA  -- XL Capital Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   -- Alternative Minimum Tax -- At Dec. 31, 2005, the value of securities subject to alternative minimum tax represented 3.9% of net assets.
     B.A.N.   -- Bond Anticipation Note
     C.P.     -- Commercial Paper
     R.A.N.   -- Revenue Anticipation Note
     T.A.N.   -- Tax Anticipation Note
     T.R.A.N. -- Tax & Revenue Anticipation Note
     V.R.     -- Variable Rate
     V.R.D.B. -- Variable Rate Demand Bond
     V.R.D.N. -- Variable Rate Demand Note

--------------------------------------------------------------------------------
54 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

RIVERSOURCE NEW YORK TAX-EXEMPT FUND

(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 3.4% of net assets at Dec. 31, 2005.

(e) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2005.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 2005. At Dec. 31, 2005, the value of inverse floaters represented 3.2% of net assets.

(h) At Dec. 31, 2005, the cost of securities for federal income tax purposes was approximately $75,391,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                  $2,566,000
     Unrealized depreciation                                    (164,000)
     -------------------------------------------------------------------
     Net unrealized appreciation                              $2,402,000
     -------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 55

INVESTMENTS IN SECURITIES

RIVERSOURCE OHIO TAX-EXEMPT FUND

DEC. 31, 2005 (UNAUDITED)

(PERCENTAGES REPRESENT VALUE OF INVESTMENTS COMPARED TO NET ASSETS)

MUNICIPAL BONDS (95.2%)

NAME OF
ISSUER AND
TITLE OF                                                           COUPON       PRINCIPAL
ISSUE(b)                                                            RATE         AMOUNT          VALUE(a)
Bowling Green State University
  Revenue Bonds
  Series 2003 (AMBAC)
   06-01-12                                                            5.00%   $1,145,000       $ 1,234,573
Brookville Local School District
  Unlimited General Obligation Bonds
  Series 2003 (FSA)
   12-01-18                                                            5.25     1,000,000         1,088,210
Canal Winchester Local School District
  Unlimited General Obligation Bonds
  Series 2005 (MBIA)
   12-01-25                                                            5.00       500,000           528,010
Cincinnati City School District
  Limited General Obligation Bonds
  School Improvement
  Series 2002 (FSA)
   06-01-21                                                            5.25     1,000,000         1,077,240
Cincinnati City School District
  Unlimited General Obligation Bonds
  Classroom Facilities Construction & Improvement
  Series 2003 (FSA)
   12-01-31                                                            5.00       500,000           521,185
City of Cincinnati
  Unlimited General Obligation Bonds
  Series 2000
   12-01-16                                                            5.25     1,000,000         1,076,820
City of Cleveland
  Revenue Bonds
  Series 2002K (FGIC)
   01-01-10                                                            5.00     2,000,000         2,118,419
City of Columbus
  Prerefunded Unlimited General Obligation Bonds
  Series 1999-2
   06-15-15                                                            5.75     1,000,000         1,103,890
City of Hamilton
  Refunding Revenue Bonds
  Series 2002A (FSA)
   10-15-25                                                            4.70     1,500,000         1,520,235
Cleveland State University
  Revenue Bonds
  Series 2003A (FGIC)
   06-01-15                                                            5.00%   $1,000,000       $ 1,072,120
Cleveland State University
  Revenue Bonds
  Series 2004 (FGIC)
   06-01-24                                                            5.25       500,000           536,105
Columbus City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003 (FGIC)
   12-01-11                                                            5.00     1,000,000         1,077,160
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001 (FSA)
   07-01-16                                                            5.50       500,000(d)        567,865
County of Cuyahoga
  Limited General Obligation Bonds
  Series 1993
   05-15-13                                                            5.60       500,000           533,935
County of Cuyahoga
  Refunding Revenue Bonds
  Series 2003A
   01-01-17                                                            6.00     1,000,000         1,133,860
   01-01-32                                                            6.00     1,000,000         1,101,810
County of Cuyahoga
  Revenue Bonds
  Canton Incorporated Project
  Series 2000
   01-01-30                                                            7.50     1,000,000         1,114,240
County of Montgomery
  Revenue Bonds
  Catholic Health Initiatives
  Series 2004A
   05-01-30                                                            5.00       750,000           775,215
   05-01-32                                                            5.00       500,000           516,110

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
56 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

RIVERSOURCE OHIO TAX-EXEMPT FUND

NAME OF
ISSUER AND
TITLE OF                                                           COUPON       PRINCIPAL
ISSUE(b)                                                            RATE         AMOUNT          VALUE(a)
Dayton City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003A (FGIC)
   12-01-27                                                            5.00%   $1,250,000       $ 1,304,138
   12-01-31                                                            5.00     1,000,000         1,038,810
Dayton City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003D (FGIC)
   12-01-17                                                            5.00     1,000,000         1,064,170
Franklin County
  Refunding Revenue Bonds
  OhioHealth Corporation
  Series 2003C
   05-15-24                                                            5.25     1,000,000         1,060,640
Franklin County
  Refunding Revenue Bonds
  Trinity Health Credit
  Series 2005A
   06-01-20                                                            5.00       500,000           525,240
Hamilton County Convention Facilities Authority
  Revenue Bonds
  First Lien
  Series 2004 (FGIC)
   12-01-33                                                            5.00     1,000,000         1,038,180
Jackson
  Prerefunded Revenue Bonds
  Consolidated Health System - Jackson Hospital
  Series 1999
  (Radian Group Financial Guaranty)
   10-01-20                                                            6.13     1,000,000         1,105,530
Kenston Local School District
  Unlimited General Obligation Bonds
  School Improvement
  Series 2003 (MBIA)
   12-01-16                                                            5.00     1,000,000         1,067,480
Lakewood
  Limited General Obligation Bonds
  Series 2003
   12-01-19                                                            5.00     1,515,000         1,598,825
Licking Heights Local School District
  Unlimited General Obligation Bonds
  Series 2004 (FGIC)
   12-01-28                                                            5.00     1,000,000         1,045,310
Miami University
  Refunding Revenue Bonds
  Series 2005 (AMBAC)
   09-01-23                                                            4.75%   $  500,000       $   519,605
Ohio Air Quality Development Authority
  Refunding Revenue Bonds
  Pollution Control - Dayton Power
  Series 2005B (FGIC)
   01-01-34                                                            4.80       500,000           506,465
Ohio Municipal Electric Generation Agency
  Refunding Revenue Bonds
  Joint Venture 5
  Series 2004 (AMBAC)
   02-15-24                                                            4.75       750,000           770,805
Ohio State Building Authority
  Refunding Revenue Bonds
  State Facilities Adult Correction
  Series 2001A (FSA)
   10-01-14                                                            5.50     1,000,000         1,091,700
Ohio State Building Authority
  Revenue Bonds
  State Facilities Adult Correction
  Series 2005A (FSA)
   04-01-22                                                            5.00       750,000           794,325
Ohio State Higher Educational Facility Commission
  Refunding Revenue Bonds
  Oberlin College
  Series 1999
   10-01-29                                                            5.00     1,000,000         1,033,990
Ohio State University
  Revenue Bonds
  Series 2005A
   06-01-30                                                            4.75       500,000           510,250
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13                                                            5.13     1,000,000(d)      1,059,810
Puerto Rico Highway & Transportation Authority
  Revenue Bonds
  Series 1996Y
   07-01-13                                                            6.25       250,000(d)        283,840
Puerto Rico Municipal Finance Agency
  Revenue Bonds
  Series 2002A (FSA)
   08-01-17                                                            5.25       750,000(d)        814,515

                            See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 57

RIVERSOURCE OHIO TAX-EXEMPT FUND

NAME OF
ISSUER AND
TITLE OF                                                           COUPON       PRINCIPAL
ISSUE(b)                                                            RATE         AMOUNT          VALUE(a)
Puerto Rico Public Buildings Authority
  Refunding Revenue Bonds
  Government Facilities
  Series 2004J (AMBAC)
   07-01-36                                                            5.00%   $  500,000(d)    $   536,000
State of Ohio
  Revenue Bonds
  Case Western Reserve University Project
  Series 2004A (AMBAC)
   12-01-27                                                            5.00     1,000,000         1,045,770
State of Ohio
  Unlimited General Obligation Bonds
  Common Schools Capital Facilities
  Series 2001A
   06-15-13                                                            5.00     1,500,000         1,590,570
State of Ohio
  Unlimited General Obligation Bonds
  Common Schools Capital Facilities
  Series 2001B
   09-15-20                                                            5.00     1,000,000         1,058,250
State of Ohio
  Unlimited General Obligation Bonds
  Common Schools
  Series 2003C
   03-15-10                                                            5.00     1,000,000         1,060,800
State of Ohio
  Unlimited General Obligation Bonds
  Conservation Projects
  Series 2005A
   03-01-20                                                            5.00       500,000           529,225
State of Ohio
  Unlimited General Obligation Bonds
  Higher Education
  Series 2003A
   05-01-11                                                            5.00     1,000,000         1,071,210
State of Ohio
  Unlimited General Obligation Bonds
  Higher Education
  Series 2005B
   05-01-23                                                            5.00       500,000           530,565
State of Ohio
  Unlimited General Obligation Bonds
  Highway Capital Improvement
  Series 2002G
   05-01-12                                                            5.25       750,000           818,490
State of Ohio
  Unlimited General Obligation Bonds
  Highway Capital Improvement
  Series 2005I
   05-01-14                                                            5.00%   $1,000,000       $ 1,087,110
State of Ohio
  Unlimited General Obligation Bonds
  Infrastructure Improvement
  Series 2005A
   09-01-21                                                            5.00       500,000           532,855
Summit County
  Limited General Obligation Bonds
  Series 2003
   12-01-18                                                            5.25     1,490,000         1,645,929
Toledo City School District
  Unlimited General Obligation Bonds
  School Facilities Improvement
  Series 2003 (FSA)
  (School District Credit Enhancement Program)
   12-01-15                                                            5.00     1,000,000         1,077,000
University of Akron
  Revenue Bonds
  Series 2003A (AMBAC)
   01-01-22                                                            5.00     1,595,000         1,674,543
University of Cincinnati
  Revenue Bonds
  Series 2001A (FGIC)
   06-01-14                                                            5.50     1,000,000         1,093,050
University of Cincinnati
  Revenue Bonds
  Series 2005A (AMBAC)
   06-01-19                                                            5.00     1,000,000         1,072,040
Warren County
  Limited General Obligation Bonds
  Series 1992
   12-01-12                                                            6.10       500,000           543,490
-----------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $53,130,754)                                                                             $53,897,527
-----------------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
58 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

RIVERSOURCE OHIO TAX-EXEMPT FUND

MUNICIPAL NOTES (4.0%)

                                                                                 AMOUNT
                                                                 EFFECTIVE     PAYABLE AT
ISSUE(c),(e)                                                       YIELD        MATURITY         VALUE(a)
Ohio Air Quality Development Authority
  Revenue Bonds
  Pollution Control - Ohio Edison Company
  V.R.D.N. Series 1988
  (Wachovia Bank) A.M.T
   09-01-18                                                            3.85%   $2,100,000       $ 2,100,000
State of Ohio
  Revenue Bonds
  BP Exploration & Oil Project
  V.R.D.N. Series 1999 A.M.T
   08-01-34                                                            3.85       150,000           150,000
-----------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $2,250,000)                                                                              $ 2,250,000
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $55,380,754)(f)                                                                          $56,147,527
===========================================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA   -- ACA Financial Guaranty Corporation
     AMBAC -- Ambac Assurance Corporation
     BIG   -- Bond Investors Guarantee
     CGIC  -- Capital Guaranty Insurance Company
     FGIC  -- Financial Guaranty Insurance Company
     FHA   -- Federal Housing Authority
     FNMA  -- Federal National Mortgage Association
     FHLMC -- Federal Home Loan Mortgage Corporation
     FSA   -- Financial Security Assurance
     GNMA  -- Government National Mortgage Association
     MBIA  -- MBIA Insurance Corporation
     XLCA  -- XL Capital Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   -- Alternative Minimum Tax -- At Dec. 31, 2005, the value of securities subject to alternative minimum tax represented 4.0% of net assets.
     B.A.N.   -- Bond Anticipation Note
     C.P.     -- Commercial Paper
     R.A.N.   -- Revenue Anticipation Note
     T.A.N.   -- Tax Anticipation Note
     T.R.A.N. -- Tax & Revenue Anticipation Note
     V.R.     -- Variable Rate
     V.R.D.B. -- Variable Rate Demand Bond
     V.R.D.N. -- Variable Rate Demand Note

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 59

RIVERSOURCE OHIO TAX-EXEMPT FUND

(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 5.8% of net assets at Dec. 31, 2005.

(e) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2005.

(f) At Dec. 31, 2005, the cost of securities for federal income tax purposes was approximately $55,381,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                  $ 952,000
     Unrealized depreciation                                   (185,000)
     ------------------------------------------------------------------
     Net unrealized appreciation                              $ 767,000
     ------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
60 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

RIVERSOURCE STATE TAX-EXEMPT FUNDS

                                                                          CALIFORNIA    MASSACHUSETTS      MICHIGAN
                                                                          TAX-EXEMPT      TAX-EXEMPT      TAX-EXEMPT
DEC. 31, 2005 (UNAUDITED)                                                    FUND            FUND           FUND
ASSETS
Investments in securities, at value (Note 1)
   (identified cost $183,899,679, $65,853,453
   and $54,701,168)                                                      $190,420,994     $67,239,155     $55,921,400
Cash in bank on demand deposit                                                 75,324          36,305          55,121
Capital shares receivable                                                          --             500             191
Accrued interest receivable                                                 2,624,382       1,181,269         690,386
---------------------------------------------------------------------------------------------------------------------
Total assets                                                              193,120,700      68,457,229      56,667,098
---------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable to shareholders                                             156,244          48,482          41,616
Capital shares payable                                                         17,765           5,107             500
Payable for investment securities purchased                                        --              --         552,843
Accrued investment management services fee                                      2,484             881             722
Accrued distribution fee                                                       85,059          30,065          24,439
Accrued transfer agency fee                                                       236              60              53
Accrued administrative services fee                                               370             131             107
Other accrued expenses                                                         49,062          29,789          35,135
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                                             311,220         114,515         655,415
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                              $192,809,480     $68,342,714     $56,011,683
=====================================================================================================================

REPRESENTED BY
Shares of beneficial interest -- $.01 par value (Note 1)                 $    374,363     $   128,452     $   106,865
Additional paid-in capital                                                185,989,645      66,918,660      54,789,653
Undistributed net investment income                                            23,566           2,223              --
Accumulated net realized gain (loss)                                          (99,409)        (92,323)       (105,067)
Unrealized appreciation (depreciation) on investments                       6,521,315       1,385,702       1,220,232
---------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding shares        $192,809,480     $68,342,714     $56,011,683
=====================================================================================================================
Net assets applicable to outstanding shares:      Class A                $178,182,022     $52,733,905     $49,886,925
                                                  Class B                $ 12,218,938     $14,373,532     $ 4,171,608
                                                  Class C                $  2,408,520     $ 1,235,277     $ 1,953,150
Outstanding shares of beneficial interest:        Class A shares           34,595,574       9,911,473       9,518,261
                                                  Class B shares            2,373,687       2,701,446         795,597
                                                  Class C shares              467,065         232,266         372,626
Net asset value per share:                        Class A                $       5.15     $      5.32     $      5.24
                                                  Class B                $       5.15     $      5.32     $      5.24
                                                  Class C                $       5.16     $      5.32     $      5.24

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 61

STATEMENTS OF ASSETS AND LIABILITIES

RIVERSOURCE STATE TAX-EXEMPT FUNDS

                                                                           MINNESOTA       NEW YORK          OHIO
                                                                          TAX-EXEMPT      TAX-EXEMPT      TAX-EXEMPT
DEC. 31, 2005 (UNAUDITED)                                                    FUND            FUND            FUND
ASSETS
Investments in securities, at value (Note 1)
  (identified cost $358,485,627, $75,391,476
  and $55,380,754)                                                       $368,833,545     $77,793,371     $56,147,527
Cash in bank on demand deposit                                                     --          55,959          30,141
Capital shares receivable                                                      11,180          19,436             619
Accrued interest receivable                                                 5,601,001       1,027,151         550,063
Receivable for investment securities sold                                   1,756,649              --              --
---------------------------------------------------------------------------------------------------------------------
Total assets                                                              376,202,375      78,895,917      56,728,350
---------------------------------------------------------------------------------------------------------------------

LIABILITIES
Disbursements in excess of cash on demand deposit                             115,565              --              --
Dividends payable to shareholders                                             277,658          63,851          41,430
Capital shares payable                                                         95,134              --              --
Accrued investment management services fee                                      4,749           1,014             729
Accrued distribution fee                                                      164,512          34,294          24,367
Accrued transfer agency fee                                                       217             141             103
Accrued administrative services fee                                               720             151             109
Other accrued expenses                                                         48,855          28,504          23,083
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                                             707,410         127,955          89,821
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                              $375,494,965     $78,767,962     $56,638,529
=====================================================================================================================

REPRESENTED BY
Shares of beneficial interest -- $.01 par value (Note 1)                 $    713,222     $   156,227     $   107,795
Additional paid-in capital                                                365,760,546      76,402,644      55,839,634
Undistributed net investment income                                           402,404          10,156              --
Accumulated net realized gain (loss) (Note 6)                              (1,729,125)       (202,960)        (75,673)
Unrealized appreciation (depreciation) on investments                      10,347,918       2,401,895         766,773
---------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding shares        $375,494,965     $78,767,962     $56,638,529
=====================================================================================================================
Net assets applicable to outstanding shares:      Class A                $326,108,441     $68,489,854     $47,915,639
                                                  Class B                $ 40,967,488     $ 8,977,332     $ 6,999,089
                                                  Class C                $  8,419,036     $ 1,300,776     $ 1,723,801
Outstanding shares of beneficial interest:        Class A shares           61,942,825      13,584,077       9,119,371
                                                  Class B shares            7,780,402       1,780,585       1,332,113
                                                  Class C shares            1,599,013         257,993         327,967
Net asset value per share:                        Class A                $       5.26     $      5.04     $      5.25
                                                  Class B                $       5.27     $      5.04     $      5.25
                                                  Class C                $       5.27     $      5.04     $      5.26

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
62 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

STATEMENTS OF OPERATIONS

RIVERSOURCE STATE TAX-EXEMPT FUNDS

                                                                          CALIFORNIA    MASSACHUSETTS      MICHIGAN
                                                                          TAX-EXEMPT      TAX-EXEMPT      TAX-EXEMPT
SIX MONTHS ENDED DEC. 31, 2005 (UNAUDITED)                                   FUND            FUND            FUND
INVESTMENT INCOME
Income:
Interest                                                                  $ 4,462,335     $ 1,474,184      $1,213,398
---------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                            472,726         168,315         136,675
Distribution fee
      Class A                                                                 231,036          68,495          64,315
      Class B                                                                  67,591          77,761          24,002
      Class C                                                                  14,059           6,368           9,526
Transfer agency fee                                                            39,985          22,746          16,193
Incremental transfer agency fee
      Class A                                                                   3,468           1,711           1,325
      Class B                                                                     648             773             290
      Class C                                                                     224             108             154
Administrative services fees and expenses                                      63,866          19,263          15,323
Compensation of board members                                                   5,094           5,094           5,094
Custodian fees                                                                 15,555           5,336           4,575
Printing and postage                                                           16,470           5,691           3,660
Registration fees                                                              18,300          15,840          18,300
Audit fees                                                                     10,250           9,500           9,500
Other                                                                           2,272           2,382           1,666
---------------------------------------------------------------------------------------------------------------------
Total expenses                                                                961,544         409,383         310,598
     Expenses waived/reimbursed by the
       Investment Manager and its affiliates (Note 2)                         (61,851)        (45,932)        (41,930)
---------------------------------------------------------------------------------------------------------------------
                                                                              899,693         363,451         268,668
      Earnings credits on cash balances (Note 2)                               (7,654)         (2,026)         (2,581)
---------------------------------------------------------------------------------------------------------------------
Total net expenses                                                            892,039         361,425         266,087
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                             3,570,296       1,112,759         947,311
---------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions (Note 3)                    459,396         154,454         203,790
Net change in unrealized appreciation (depreciation) on investments        (2,757,323)     (1,431,441)       (959,029)
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                             (2,297,927)     (1,276,987)       (755,239)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           $ 1,272,369     $  (164,228)     $  192,072
=====================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 63

STATEMENTS OF OPERATIONS

RIVERSOURCE STATE TAX-EXEMPT FUNDS

                                                                           MINNESOTA       NEW YORK          OHIO
                                                                          TAX-EXEMPT      TAX-EXEMPT      TAX-EXEMPT
SIX MONTHS ENDED DEC. 31, 2005 (UNAUDITED)                                   FUND            FUND           FUND
INVESTMENT INCOME
Income:
Interest                                                                  $ 8,343,101     $ 1,850,734     $ 1,188,324
---------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                            895,701         191,414         137,647
Distribution fee
      Class A                                                                 419,694          88,121          61,543
      Class B                                                                 219,429          48,102          37,516
      Class C                                                                  44,183           6,669           9,171
Transfer agency fee                                                            96,972          24,023          17,570
Incremental transfer agency fee
      Class A                                                                   8,075           1,976           1,392
      Class B                                                                   2,084             555             407
      Class C                                                                     617             121             172
Administrative services fees and expenses                                     110,168          22,354          15,410
Compensation of board members                                                   5,861           5,094           5,094
Custodian fees                                                                 17,175           6,090           4,490
Printing and postage                                                           43,365           4,140           4,575
Registration fees                                                              21,396          18,300          16,470
Audit fees                                                                     11,000           9,750           9,500
Other                                                                           5,743           3,320           1,807
---------------------------------------------------------------------------------------------------------------------
Total expenses                                                              1,901,463         430,029         322,764
      Expenses waived/reimbursed by the
        Investment Manager and its affiliates (Note 2)                        (98,956)        (47,875)        (42,285)
---------------------------------------------------------------------------------------------------------------------
                                                                            1,802,507         382,154         280,479
      Earnings credits on cash balances (Note 2)                              (14,054)         (2,982)         (2,531)
---------------------------------------------------------------------------------------------------------------------
Total net expenses                                                          1,788,453         379,172         277,948
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                             6,554,648       1,471,562         910,376
---------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions (Note 3)                 (1,666,165)        328,767          17,690
Net change in unrealized appreciation (depreciation) on investments        (4,271,579)     (1,772,319)     (1,032,083)
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                             (5,937,744)     (1,443,552)     (1,014,393)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           $   616,904     $    28,010     $  (104,017)
=====================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
64 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

RIVERSOURCE STATE TAX-EXEMPT FUNDS

                                                              CALIFORNIA TAX-EXEMPT FUND        MASSACHUSETTS TAX-EXEMPT FUND
                                                            DEC. 31, 2005     JUNE 30, 2005    DEC. 31, 2005      JUNE 30, 2005
                                                          SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                                             (UNAUDITED)                         (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                             $  3,570,296      $  7,820,739       $ 1,112,759      $  2,366,050
Net realized gain (loss) on investments                          459,396         2,843,277           154,454           522,273
Net change in unrealized appreciation
  (depreciation) on investments                               (2,757,323)        6,675,883        (1,431,441)        2,650,326
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    1,272,369        17,339,899          (164,228)        5,538,649
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
      Net Investment income
            Class A                                           (3,344,979)       (7,236,425)         (971,902)       (1,880,881)
            Class B                                             (192,544)         (544,611)         (215,183)         (449,620)
            Class C                                              (40,164)         (100,096)          (17,734)          (35,315)
      Net realized gain
            Class A                                           (2,060,963)       (2,650,310)         (260,911)         (266,380)
            Class B                                             (141,135)         (248,451)          (70,980)          (82,558)
            Class C                                              (28,036)          (42,061)           (6,115)           (6,105)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           (5,807,821)      (10,821,954)       (1,542,825)       (2,720,859)
------------------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
      Class A shares (Note 2)                                 11,360,780        18,129,921         3,838,309         5,250,331
      Class B shares                                             542,783           964,281           618,436           643,022
      Class C shares                                              97,886           755,510            90,790           265,254
Reinvestment of distributions at net asset value
      Class A shares                                           3,989,265         7,334,232           987,976         1,789,144
      Class B shares                                             288,037           670,599           221,218           419,010
      Class C shares                                              63,100           132,696            21,292            38,737
Payments for redemptions
      Class A shares                                         (22,689,336)      (35,789,588)       (6,867,959)      (12,453,873)
      Class B shares (Note 2)                                 (4,463,710)       (7,417,183)       (3,613,489)       (4,843,199)
      Class C shares (Note 2)                                   (744,307)       (1,664,249)         (215,506)         (600,562)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from share transactions                                    (11,555,502)      (16,883,781)       (4,918,933)       (9,492,136)
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                      (16,090,954)      (10,365,836)       (6,625,986)       (6,674,346)
Net assets at beginning of period                            208,900,434       219,266,270        74,968,700        81,643,046
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                 $192,809,480      $208,900,434       $68,342,714      $ 74,968,700
==============================================================================================================================
Undistributed net investment income                         $     23,566      $     30,957       $     2,223      $     94,283
------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 65

STATEMENTS OF CHANGES IN NET ASSETS

RIVERSOURCE STATE TAX-EXEMPT FUNDS

                                                               MICHIGAN TAX-EXEMPT FUND            MINNESOTA TAX-EXEMPT FUND
                                                            DEC. 31, 2005     JUNE 30, 2005     DEC. 31, 2005     JUNE 30, 2005
                                                          SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                                             (UNAUDITED)                         (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                              $   947,311      $  2,102,624      $  6,554,648      $ 13,459,781
Net realized gain (loss) on investments                          203,790           545,582        (1,666,165)        1,307,808
Net change in unrealized appreciation
  (depreciation) on investments                                 (959,029)        1,522,358        (4,271,579)       11,874,424
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      192,072         4,170,564           616,904        26,642,013
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
      Net Investment income
            Class A                                             (860,775)       (1,891,829)       (5,821,506)      (11,812,371)
            Class B                                              (61,932)         (159,945)         (593,733)       (1,350,479)
            Class C                                              (24,604)          (50,776)         (119,392)         (240,632)
      Net realized gain
            Class A                                             (405,309)         (261,330)         (630,199)       (1,142,029)
            Class B                                              (33,837)          (28,921)          (79,985)         (166,188)
            Class C                                              (15,842)           (9,068)          (16,239)          (29,796)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           (1,402,299)       (2,401,869)       (7,261,054)      (14,741,495)
------------------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
      Class A shares (Note 2)                                  2,439,562         5,810,522        15,858,013        40,052,864
      Class B shares                                              60,108           294,638         1,052,731         2,238,758
      Class C shares                                             373,061           335,521           878,700         2,013,530
Reinvestment of distributions at net asset value
      Class A shares                                           1,000,390         1,756,355         5,143,430        10,737,021
      Class B shares                                              65,012           131,427           549,271         1,294,698
      Class C shares                                              35,903            53,472           115,439           234,993
Payments for redemptions
      Class A shares                                          (5,757,171)      (11,580,469)      (30,569,225)      (66,760,048)
      Class B shares (Note 2)                                 (1,329,322)       (2,230,452)       (8,520,308)      (15,765,912)
      Class C shares (Note 2)                                   (257,729)         (559,800)       (1,426,963)       (2,730,362)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from share transactions                                     (3,370,186)       (5,988,786)      (16,918,912)      (28,684,458)
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                       (4,580,413)       (4,220,091)      (23,563,062)      (16,783,940)
Net assets at beginning of period                             60,592,096        64,812,187       399,058,027       415,841,967
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                  $56,011,683      $ 60,592,096      $375,494,965      $399,058,027
==============================================================================================================================
Undistributed net investment income                          $        --      $         --      $    402,404      $    382,387
------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
66 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

RIVERSOURCE STATE TAX-EXEMPT FUNDS

                                                                NEW YORK TAX-EXEMPT FUND             OHIO TAX-EXEMPT FUND
                                                            DEC. 31, 2005     JUNE 30, 2005     DEC. 31, 2005     JUNE 30, 2005
                                                          SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                                            (UNAUDITED)                         (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                              $ 1,471,562      $  3,103,932       $   910,376      $  1,931,489
Net realized gain (loss) on investments                          328,767           571,057            17,690           618,488
Net change in unrealized appreciation
  (depreciation) on investments                               (1,772,319)        2,623,197        (1,032,083)        1,820,601
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       28,010         6,298,186          (104,017)        4,370,578
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
      Net Investment income
            Class A                                           (1,308,470)       (2,732,716)         (829,476)       (1,682,964)
            Class B                                             (142,254)         (325,543)          (97,230)         (196,329)
            Class C                                              (19,863)          (43,807)          (23,876)          (49,329)
      Net realized gain
            Class A                                             (665,060)         (958,527)               --                --
            Class B                                              (87,026)         (144,685)               --                --
            Class C                                              (12,789)          (18,926)               --                --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           (2,235,462)       (4,224,204)         (950,582)       (1,928,622)
------------------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
      Class A shares (Note 2)                                  4,579,715         6,562,422         3,409,606         3,342,352
      Class B shares                                             403,974           609,622            95,224           444,801
      Class C shares                                             175,945           300,146            49,781           251,354
Reinvestment of distributions at net asset value
      Class A shares                                           1,617,127         3,143,127           604,696         1,306,745
      Class B shares                                             184,329           374,395            73,750           152,859
      Class C shares                                              30,610            61,961            21,093            47,057
Payments for redemptions
      Class A shares                                          (8,387,728)      (17,872,425)       (6,260,937)      (12,063,570)
      Class B shares (Note 2)                                 (2,257,799)       (5,445,727)       (1,182,074)       (2,673,642)
      Class C shares (Note 2)                                   (242,435)         (999,298)         (227,232)         (755,439)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from share transactions                                     (3,896,262)      (13,265,777)       (3,416,093)       (9,947,483)
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                       (6,103,714)      (11,191,795)       (4,470,692)       (7,505,527)
Net assets at beginning of period                             84,871,676        96,063,471        61,109,221        68,614,748
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                  $78,767,962      $ 84,871,676       $56,638,529      $ 61,109,221
==============================================================================================================================
Undistributed net investment income                          $    10,156      $      9,181       $        --      $     40,206
------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 67

NOTES TO FINANCIAL STATEMENTS

RIVERSOURCE STATE TAX-EXEMPT FUNDS (FORMERLY AXP STATE TAX-EXEMPT FUNDS)

(UNAUDITED AS TO DEC. 31, 2005)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
AXP California Tax-Exempt Trust and AXP Special Tax-Exempt Series Trust were organized as Massachusetts business trusts. AXP California Tax-Exempt Trust includes only RiverSource California Tax-Exempt Fund. AXP Special Tax-Exempt Series Trust is a "series fund" that is currently composed of individual state tax-exempt funds and one insured national tax-exempt fund, including RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund, RiverSource Minnesota Tax-Exempt Fund, RiverSource New York Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund (the Funds). The Funds are non-diversified, open-end management investment companies as defined in the Investment Company Act of 1940 (as amended). Each Fund has unlimited authorized shares of beneficial interest.

Each Fund's goal is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. The Funds concentrate their investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than Funds that have a broader geographical diversification.

Each Fund offers Class A, Class B and Class C shares.

- Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

- Class C shares may be subject to a CDSC.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and transfer agency fees (class specific expenses) differ among classes. Income, expenses (other than class-specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------
68 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the Board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At Dec. 31, 2005, investments in securities for California Tax-Exempt Fund and Minnesota Tax-Exempt Fund include issues that are illiquid which the Funds currently limit to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Dec. 31, 2005, was $70,992 and $2,265,000 representing 0.04% and 0.60% of net assets for California Tax-Exempt Fund and Minnesota Tax-Exempt Fund, respectively. These securities are valued at fair value according to methods selected in good faith by the Board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 69

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Funds will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Funds may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

SWAP TRANSACTIONS

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Funds may enter into swap agreements. Swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating market interest rate versus a fixed interest rate. The Funds may employ swaps to synthetically add or subtract principal exposure to the municipal market.

--------------------------------------------------------------------------------
70 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

Risks of entering into a swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

Swaps are valued daily and unrealized appreciation and depreciation is recorded. The Funds will realize a gain or a loss when the swap is terminated. The Funds did not enter into any swap agreements for the six months ended Dec. 31, 2005.

GUARANTEES AND INDEMNIFICATIONS

Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 71

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. Prior to Oct. 1, 2005, investment management services were provided by Ameriprise Financial, Inc. (Ameriprise Financial). The management fee is a percentage of each Fund's average daily net assets that declines from 0.47% to 0.38% annually as each Fund's assets increase. On Feb. 15, 2006, shareholders approved a change to the Investment Management Services Agreement. Effective March 1, 2006, the management fee percentage of each Fund's average daily net assets will decline from 0.41% to 0.25% annually as each Fund's assets increase.

Under the current Administrative Services Agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines from 0.07% to 0.04% annually as each Fund's assets increase. Prior to Oct. 1, 2005, the fee percentage of each Fund's average daily net assets declined from 0.04% to 0.02% annually as each Fund's assets increased. A minor portion of additional administrative service expenses paid by the Funds are consultants' fees and fund office expenses. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Funds and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other RiverSource funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in each Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $20.50

-  Class B $21.50

-  Class C $21.00

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the base fee of $18.50.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

Each Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate up to 0.25% of each Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

--------------------------------------------------------------------------------
72 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

For the six months ended Dec. 31, 2005, the Investment Manager and its affiliates waived certain fees and expenses as follows:

FUND                                      CLASS A       CLASS B          CLASS C
--------------------------------------------------------------------------------
California Tax-Exempt Fund                 0.83%         1.59%            1.60%
Massachusetts Tax-Exempt Fund              0.84          1.60             1.60
Michigan Tax-Exempt Fund                   0.84          1.60             1.59
Minnesota Tax-Exempt Fund                  0.83          1.58             1.59
New York Tax-Exempt Fund                   0.83          1.60             1.60
Ohio Tax-Exempt Fund                       0.84          1.60             1.60

Of these waived fees and expenses, the transfer agency fees waived are as follows:

FUND                                                                     AMOUNT
---------------------------------------------------------------------------------
California Tax-Exempt Fund
   Class A                                                               $19,855
   Class B                                                                 1,227
   Class C                                                                   308
The management fees waived at the Fund level were $40,461.

Massachusetts Tax-Exempt Fund
   Class A                                                               $16,322
   Class B                                                                 4,102
   Class C                                                                   384
The management fees waived at the Fund level were $25,124.

Michigan Tax-Exempt Fund
   Class A                                                               $13,012
   Class B                                                                 1,128
   Class C                                                                   496
The management fees waived at the Fund level were $27,294.

Minnesota Tax-Exempt Fund
   Class A                                                               $45,391
   Class B                                                                 5,182
   Class C                                                                 1,172
The management fees waived at the Fund level were $47,211.

New York Tax-Exempt Fund
   Class A                                                               $19,173
   Class B                                                                 2,400
   Class C                                                                   378
The management fees waived at the Fund level were $25,924.

Ohio Tax-Exempt Fund
   Class A                                                               $13,619
   Class B                                                                 1,889
   Class C                                                                   536
The management fees waived at the Fund level were $26,241.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 73

Under an agreement which was effective until Sept. 30, 2005, net expenses would not exceed 0.88% for Class A, 1.64% for Class B and 1.64% for Class C of the Fund's average daily net assets for Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New York Tax-Exempt Fund and Ohio Tax-Exempt Fund. Beginning Oct. 1, 2005, a new agreement to waive certain fees and expenses is effective until June 30, 2006, such that net expenses will not exceed 0.79% for Class A, 1.55% for Class B and 1.55% for Class C of the Fund's average daily net assets for California Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, Minnesota Tax-Exempt Fund, New York Tax-Exempt Fund and Ohio Tax-Exempt Fund.

Sales charges received by the Distributor for distributing the Funds' shares for the six months ended Dec. 31, 2005, are as follows:

FUND                                    CLASS A     CLASS B    CLASS C
------------------------------------------------------------------------
California Tax-Exempt Fund             $ 95,817     $16,545     $304
Massachusetts Tax-Exempt Fund            34,279      14,230       45
Michigan Tax-Exempt Fund                 18,631       3,955      525
Minnesota Tax-Exempt Fund               183,009      37,211      779
New York Tax-Exempt Fund                 37,290       8,741      938
Ohio Tax-Exempt Fund                     24,913       4,084      121

During the six months ended Dec. 31, 2005, the Funds' custodian and transfer agency fees were reduced as a result of earnings credits from overnight cash balances as follows:

FUND                                                             REDUCTION
----------------------------------------------------------------------------
California Tax-Exempt Fund                                         $ 7,654
Massachusetts Tax-Exempt Fund                                        2,026
Michigan Tax-Exempt Fund                                             2,581
Minnesota Tax-Exempt Fund                                           14,054
New York Tax-Exempt Fund                                             2,982
Ohio Tax-Exempt Fund                                                 2,531

3. SECURITIES TRANSACTIONS

For the six months ended Dec. 31, 2005, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                          PURCHASES        PROCEEDS
-------------------------------------------------------------------------
California Tax-Exempt Fund                   $20,402,261     $34,203,332
Massachusetts Tax-Exempt Fund                  6,160,949       8,671,489
Michigan Tax-Exempt Fund                       3,584,374       8,828,906
Minnesota Tax-Exempt Fund                     30,453,217      61,845,861
New York Tax-Exempt Fund                       8,638,708      14,463,017
Ohio Tax-Exempt Fund                           5,351,830      10,713,047

Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------
74 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

4. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated are as follows:

                                                         CALIFORNIA TAX-EXEMPT FUND
                                                       SIX MONTHS ENDED DEC. 31, 2005
                                                   CLASS A          CLASS B         CLASS C
----------------------------------------------------------------------------------------------
Sold                                               2,182,675         104,243          18,735
Issued for reinvested distributions                  771,350          55,720          12,174
Redeemed                                          (4,353,669)       (854,376)       (143,089)
----------------------------------------------------------------------------------------------
Net increase (decrease)                           (1,399,644)       (694,413)       (112,180)
----------------------------------------------------------------------------------------------

                                                          YEAR ENDED JUNE 30, 2005
                                                   CLASS A          CLASS B         CLASS C
----------------------------------------------------------------------------------------------
Sold                                               3,470,204         184,660         144,458
Issued for reinvested distributions                1,403,867         128,452          25,370
Redeemed                                          (6,850,880)     (1,423,411)       (317,324)
----------------------------------------------------------------------------------------------
Net increase (decrease)                           (1,976,809)     (1,110,299)       (147,496)
----------------------------------------------------------------------------------------------

                                                        MASSACHUSETTS TAX-EXEMPT FUND
                                                        SIX MONTHS ENDED DEC. 31, 2005
                                                   CLASS A          CLASS B         CLASS C
----------------------------------------------------------------------------------------------
Sold                                                 713,720         115,729          17,084
Issued for reinvested distributions                  184,950          41,422           3,988
Redeemed                                          (1,283,784)       (672,998)        (40,265)
----------------------------------------------------------------------------------------------
Net increase (decrease)                             (385,114)       (515,847)        (19,193)
----------------------------------------------------------------------------------------------

                                                          YEAR ENDED JUNE 30, 2005
                                                   CLASS A          CLASS B         CLASS C
----------------------------------------------------------------------------------------------
Sold                                                 973,442         118,798          49,187
Issued for reinvested distributions                  330,855          77,493           7,167
Redeemed                                          (2,306,644)       (898,813)       (111,173)
----------------------------------------------------------------------------------------------
Net increase (decrease)                           (1,002,347)       (702,522)        (54,819)
----------------------------------------------------------------------------------------------

                                                         MICHIGAN TAX-EXEMPT FUND
                                                      SIX MONTHS ENDED DEC. 31, 2005
                                                   CLASS A          CLASS B         CLASS C
----------------------------------------------------------------------------------------------
Sold                                                 461,588          11,374          70,564
Issued for reinvested distributions                  190,043          12,354           6,827
Redeemed                                          (1,088,418)       (251,201)        (48,759)
----------------------------------------------------------------------------------------------
Net increase (decrease)                             (436,787)       (227,473)         28,632
----------------------------------------------------------------------------------------------

                                                           YEAR ENDED JUNE 30, 2005
                                                   CLASS A          CLASS B         CLASS C
----------------------------------------------------------------------------------------------
Sold                                               1,092,631          55,503          63,091
Issued for reinvested distributions                  329,971          24,678          10,044
Redeemed                                          (2,177,836)       (420,994)       (105,325)
----------------------------------------------------------------------------------------------
Net increase (decrease)                             (755,234)       (340,813)        (32,190)
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 75

                                                         MINNESOTA TAX-EXEMPT FUND
                                                       SIX MONTHS ENDED DEC. 31, 2005
                                                   CLASS A          CLASS B         CLASS C
----------------------------------------------------------------------------------------------
Sold                                               2,998,700         199,282         165,665
Issued for reinvested distributions                  975,129         104,137          21,889
Redeemed                                          (5,795,008)     (1,610,335)       (270,324)
----------------------------------------------------------------------------------------------
Net increase (decrease)                           (1,821,179)     (1,306,916)        (82,770)
----------------------------------------------------------------------------------------------

                                                          YEAR ENDED JUNE 30, 2005
                                                   CLASS A          CLASS B         CLASS C
----------------------------------------------------------------------------------------------
Sold                                                7,546,438        419,686         378,689
Issued for reinvested distributions                 2,015,244        243,032          44,107
Redeemed                                          (12,549,607)    (2,978,564)       (513,275)
----------------------------------------------------------------------------------------------
Net increase (decrease)                            (2,987,925)    (2,315,846)        (90,479)
----------------------------------------------------------------------------------------------

                                                          NEW YORK TAX-EXEMPT FUND
                                                       SIX MONTHS ENDED DEC. 31, 2005
                                                   CLASS A          CLASS B         CLASS C
----------------------------------------------------------------------------------------------
Sold                                                 895,129          78,935          34,319
Issued for reinvested distributions                  318,774          36,353           6,037
Redeemed                                          (1,643,221)       (440,698)        (47,376)
----------------------------------------------------------------------------------------------
Net increase (decrease)                             (429,318)       (325,410)         (7,020)
----------------------------------------------------------------------------------------------

                                                          YEAR ENDED JUNE 30, 2005
                                                   CLASS A          CLASS B         CLASS C
----------------------------------------------------------------------------------------------
Sold                                               1,273,990         118,256          58,049
Issued for reinvested distributions                  609,569          72,640          12,015
Redeemed                                          (3,468,592)     (1,058,818)       (193,383)
----------------------------------------------------------------------------------------------
Net increase (decrease)                           (1,585,033)       (867,922)       (123,319)
----------------------------------------------------------------------------------------------

                                                           OHIO TAX-EXEMPT FUND
                                                       SIX MONTHS ENDED DEC. 31, 2005
                                                   CLASS A          CLASS B         CLASS C
----------------------------------------------------------------------------------------------
Sold                                                 648,662          18,104           9,460
Issued for reinvested distributions                  114,822          14,004           4,005
Redeemed                                          (1,191,449)       (223,973)        (43,229)
----------------------------------------------------------------------------------------------
Net increase (decrease)                             (427,965)       (191,865)        (29,764)
----------------------------------------------------------------------------------------------

                                                          YEAR ENDED JUNE 30, 2005
                                                   CLASS A          CLASS B         CLASS C
----------------------------------------------------------------------------------------------
Sold                                                 634,596          83,991          47,441
Issued for reinvested distributions                  246,552          28,844           8,876
Redeemed                                          (2,278,127)       (509,146)       (142,885)
----------------------------------------------------------------------------------------------
Net increase (decrease)                           (1,396,979)       (396,311)        (86,568)
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
76 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

5. BANK BORROWINGS

Each Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 20, 2005. Each Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Prior to this agreement, each Fund had a revolving credit agreement that permitted borrowings up to $500 million with The Bank of New York. Each Fund had no borrowings outstanding during the six months ended Dec. 31, 2005.

6. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, capital loss carry-overs at June 30, 2005 are as follows:

FUND                                              CARRY-OVER      EXPIRATION DATE
----------------------------------------------------------------------------------
Ohio Tax-Exempt Fund                                 $87,465            2013

It is unlikely the Board will authorize a distribution of any net realized capital gains for a Fund until the respective capital loss carry-over has been offset or expires.

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 77

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal or arbitration proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal or arbitration proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.

--------------------------------------------------------------------------------
78 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND

CLASS A

FISCAL PERIOD ENDED JUNE 30,                                            2005(g)           2005        2004        2003        2002
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                   $5.27             $5.11       $5.37       $5.23       $5.18
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .09               .20         .21         .23         .24
Net gains (losses) (both realized and unrealized)                       (.06)              .23        (.20)        .14         .05
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         .03               .43         .01         .37         .29
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.09)             (.20)       (.21)       (.23)       (.24)
Distributions from realized gains                                       (.06)             (.07)       (.06)         --          --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.15)             (.27)       (.27)       (.23)       (.24)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $5.15             $5.27       $5.11       $5.37       $5.23
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                $ 178             $ 190       $ 194       $ 237       $ 234
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         .83%(c),(d)       .86%        .86%        .85%        .84%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       3.61%(d)          3.71%       4.03%       4.34%       4.56%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 11%               28%         30%         95%         16%
----------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                          .68%(f)          8.53%        .25%       7.26%       5.66%
----------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.90% for the six months ended Dec. 31, 2005.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended Dec. 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 79

RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND

CLASS B

FISCAL PERIOD ENDED JUNE 30,                                            2005(g)           2005        2004        2003        2002
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                   $5.27             $5.11       $5.37       $5.23       $5.17
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .07               .16         .17         .19         .20
Net gains (losses) (both realized and unrealized)                       (.06)              .23        (.20)        .14         .06
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         .01               .39        (.03)        .33         .26
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.07)             (.16)       (.17)       (.19)       (.20)
Distributions from realized gains                                       (.06)             (.07)       (.06)         --          --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.13)             (.23)       (.23)       (.19)       (.20)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $5.15             $5.27       $5.11       $5.37       $5.23
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                $  12             $  16       $  21       $  27       $  27
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                        1.59%(c),(d)      1.61%       1.61%       1.60%       1.59%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       2.84%(d)          2.95%       3.28%       3.58%       3.81%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 11%               28%         30%         95%         16%
----------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                          .30%(f)          7.72%       (.50%)      6.44%       5.07%
----------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.65% for the six months ended Dec. 31, 2005.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended Dec. 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
80 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND

CLASS C

FISCAL PERIOD ENDED JUNE 30,                                            2005(g)           2005        2004        2003        2002
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                   $5.28             $5.12       $5.38       $5.24       $5.18
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .07               .16         .17         .19         .20
Net gains (losses) (both realized and unrealized)                       (.06)              .23        (.20)        .14         .06
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         .01               .39        (.03)        .33         .26
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.07)             (.16)       (.17)       (.19)       (.20)
Distributions from realized gains                                       (.06)             (.07)       (.06)         --          --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.13)             (.23)       (.23)       (.19)       (.20)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $5.16             $5.28       $5.12       $5.38       $5.24
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                $   2             $   3       $   4       $   5       $   3
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                        1.60%(c),(d)      1.62%       1.62%       1.61%       1.60%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       2.85%(d)          2.94%       3.27%       3.56%       3.86%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 11%               28%         30%         95%         16%
----------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                          .30%(f)          7.71%       (.50%)      6.43%       5.07%
----------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 1.66% for the six months ended Dec. 31, 2005.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended Dec. 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 81

RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND

CLASS A

FISCAL PERIOD ENDED JUNE 30,                                            2005(g)           2005        2004        2003        2002
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                   $5.45             $5.26       $5.51       $5.37       $5.28
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .08               .17         .18         .19         .22
Net gains (losses) (both realized and unrealized)                       (.09)              .22        (.19)        .16         .09
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        (.01)              .39        (.01)        .35         .31
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.09)             (.17)       (.18)       (.19)       (.22)
Distributions from realized gains                                       (.03)             (.03)       (.06)       (.02)         --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.12)             (.20)       (.24)       (.21)       (.22)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $5.32             $5.45       $5.26       $5.51       $5.37
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                $  53             $  56       $  59       $  73       $  66
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         .84%(c),(d)       .88%(c)     .88%(c)     .88%(c)     .91%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       3.29%(d)          3.17%       3.35%       3.57%       4.11%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  9%                9%         14%        141%         53%
----------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                         (.14%)(f)         7.42%       (.24%)      6.73%       5.94%
----------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.97% for the six months ended Dec. 31, 2005 and 0.94%, 0.93% and 0.92% for the years ended June 30, 2005, 2004 and 2003, respectively.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended Dec. 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
82 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND

CLASS B

FISCAL PERIOD ENDED JUNE 30,                                            2005(g)           2005        2004        2003        2002
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                   $5.45             $5.26       $5.51       $5.37       $5.28
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .07               .13         .14         .15         .18
Net gains (losses) (both realized and unrealized)                       (.10)              .22        (.19)        .16         .09
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        (.03)              .35        (.05)        .31         .27
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.07)             (.13)       (.14)       (.15)       (.18)
Distributions from realized gains                                       (.03)             (.03)       (.06)       (.02)         --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.10)             (.16)       (.20)       (.17)       (.18)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $5.32             $5.45       $5.26       $5.51       $5.37
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                $  14             $  18       $  21       $  24       $  24
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                        1.60%(c),d)       1.64%(c)    1.64%(c)    1.63%(c)    1.66%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       2.52%(d)          2.41%       2.59%       2.81%       3.34%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  9%                9%         14%        141%         53%
----------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                         (.52%)(f)         6.61%       (.99%)      5.92%       5.15%
----------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.72% for the six months ended Dec. 31, 2005 and 1.69%, 1.69% and 1.68% for the years ended June 30, 2005, 2004 and 2003, respectively.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended Dec. 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 83

RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND

CLASS C

FISCAL PERIOD ENDED JUNE 30,                                            2005(g)           2005        2004        2003        2002
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                   $5.44             $5.26       $5.51       $5.37       $5.28
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .07               .13         .14         .15         .18
Net gains (losses) (both realized and unrealized)                       (.09)              .21        (.19)        .16         .09
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        (.02)              .34        (.05)        .31         .27
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.07)             (.13)       (.14)       (.15)       (.18)
Distributions from realized gains                                       (.03)             (.03)       (.06)       (.02)         --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.10)             (.16)       (.20)       (.17)       (.18)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $5.32             $5.44       $5.26       $5.51       $5.37
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                $   1             $   1       $   2       $   2       $   2
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                        1.60%(c),(d)      1.64%(c)    1.64%(c)    1.64%(c)    1.66%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       2.54%(d)          2.41%       2.58%       2.88%       3.32%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  9%                9%         14%        141%         53%
----------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                         (.34%)(f)         6.41%       (.97%)      5.91%       5.16%
----------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.73% for the six months ended Dec. 31, 2005 and 1.70%, 1.69% and 1.68% for the years ended June 30, 2005, 2004 and 2003, respectively.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended Dec. 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
84 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

RIVERSOURCE MICHIGAN TAX-EXEMPT FUND

CLASS A

FISCAL PERIOD ENDED JUNE 30,                                            2005(g)           2005        2004        2003        2002
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                   $5.35             $5.21       $5.47       $5.33       $5.27
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .09               .18         .19         .22         .24
Net gains (losses) (both realized and unrealized)                       (.07)              .17        (.18)        .19         .06
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         .02               .35         .01         .41         .30
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.09)             (.18)       (.19)       (.22)       (.24)
Distributions from realized gains                                       (.04)             (.03)       (.08)       (.05)         --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.13)             (.21)       (.27)       (.27)       (.24)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $5.24             $5.35       $5.21       $5.47       $5.33
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                $  50             $  53       $  56       $  70       $  70
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         .84%(c),(d)       .88%(c)     .88%(c)     .88%(c)     .92%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       3.35%(d)          3.45%       3.55%       4.06%       4.57%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  6%                9%         32%        113%         33%
----------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                          .42%(f)          6.80%        .19%       8.00%       5.83%
----------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.98% for the six months ended Dec. 31, 2005 and 0.96%, 0.94% and 0.93% for the years ended June 30, 2005, 2004 and 2003, respectively.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended Dec. 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 85

RIVERSOURCE MICHIGAN TAX-EXEMPT FUND

CLASS B

FISCAL PERIOD ENDED JUNE 30,                                            2005(g)           2005        2004        2003        2002
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                   $5.35             $5.21       $5.47       $5.33       $5.27
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .07               .14         .15         .18         .20
Net gains (losses) (both realized and unrealized)                       (.07)              .17        (.18)        .19         .06
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          --               .31        (.03)        .37         .26
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.07)             (.14)       (.15)       (.18)       (.20)
Distributions from realized gains                                       (.04)             (.03)       (.08)       (.05)         --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.11)             (.17)       (.23)       (.23)       (.20)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $5.24             $5.35       $5.21       $5.47       $5.33
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                $   4             $   5       $   7       $   9       $   8
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                        1.60%(c),(d)      1.64%(c)    1.63%(c)    1.63%(c)    1.67%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       2.58%(d)          2.69%       2.79%       3.28%       3.82%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  6%                9%         32%        113%         33%
----------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                          .04%(f)          5.99%       (.56%)      7.18%       5.04%
----------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.74% for the six months ended Dec. 31, 2005 and 1.71%, 1.70% and 1.69% for the years ended June 30, 2005, 2004 and 2003, respectively.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended Dec. 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
86 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

RIVERSOURCE MICHIGAN TAX-EXEMPT FUND

CLASS C

FISCAL PERIOD ENDED JUNE 30,                                            2005(g)           2005        2004        2003        2002
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                   $5.35             $5.21       $5.47       $5.33       $5.27
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .07               .14         .15         .18         .20
Net gains (losses) (both realized and unrealized)                       (.07)              .17        (.18)        .19         .06
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          --               .31        (.03)        .37         .26
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.07)             (.14)       (.15)       (.18)       (.20)
Distributions from realized gains                                       (.04)             (.03)       (.08)       (.05)         --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.11)             (.17)       (.23)       (.23)       (.20)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $5.24             $5.35       $5.21       $5.47       $5.33
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                $   2             $   2       $   2       $   2       $   1
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         1.59%(c),(d)     1.64%(c)    1.64%(c)    1.63%(c)    1.66%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       2.58%(d)          2.70%       2.80%       3.27%       3.80%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  6%                9%         32%        113%         33%
----------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                         0.04%(f)          5.99%       (.57%)      7.18%       5.05%
----------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.74% for the six months ended Dec. 31, 2005 and 1.72%, 1.70% and 1.69% for the years ended June 30, 2005, 2004 and 2003, respectively.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended Dec. 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 87

RIVERSOURCE MINNESOTA TAX-EXEMPT FUND

CLASS A

FISCAL PERIOD ENDED JUNE 30,                                            2005(g)           2005        2004        2003        2002
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                   $5.35             $5.20       $5.37       $5.20       $5.14
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .09               .18         .19         .22         .25
Net gains (losses) (both realized and unrealized)                       (.08)              .17        (.17)        .17         .06
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         .01               .35         .02         .39         .31
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.09)             (.18)       (.19)       (.22)       (.25)
Distributions from realized gains                                       (.01)             (.02)         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.10)             (.20)       (.19)       (.22)       (.25)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $5.26             $5.35       $5.20       $5.37       $5.20
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)                                $ 326             $ 341       $ 347       $ 393       $ 375
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         .83%(c),(d)       .85%        .84%        .84%        .83%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       3.48%(d)          3.37%       3.60%       4.26%       4.82%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  8%               15%         23%         73%         36%
----------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                          .24%(f)          6.73%        .32%       7.78%       6.15%
----------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.88% for the six months ended Dec. 31, 2005.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended Dec. 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
88 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

RIVERSOURCE MINNESOTA TAX-EXEMPT FUND

CLASS B

FISCAL PERIOD ENDED JUNE 30,                                            2005(g)           2005        2004        2003        2002
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                   $5.35             $5.20       $5.37       $5.20       $5.14
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .07               .14         .15         .18         .21
Net gains (losses) (both realized and unrealized)                       (.07)              .17        (.17)        .17         .06
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          --               .31        (.02)        .35         .27
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.07)             (.14)       (.15)       (.18)       (.21)
Distributions from realized gains                                       (.01)             (.02)         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.08)             (.16)       (.15)       (.18)       (.21)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $5.27             $5.35       $5.20       $5.37       $5.20
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                $  41             $  49       $  59       $  68       $  64
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                        1.58%(c),(d)      1.60%       1.59%       1.59%       1.59%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       2.71%(d)          2.62%       2.85%       3.48%       4.02%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  8%               15%         23%         73%         36%
----------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                          .05%(f)          5.94%       (.44%)      6.97%       5.36%
----------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.63% for the six months ended Dec. 31, 2005.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended Dec. 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 89

RIVERSOURCE MINNESOTA TAX-EXEMPT FUND

CLASS C

FISCAL PERIOD ENDED JUNE 30,                                            2005(g)           2005        2004        2003        2002
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                   $5.35             $5.20       $5.37       $5.20       $5.14
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .07               .14         .15         .18         .21
Net gains (losses) (both realized and unrealized)                       (.07)              .17        (.17)        .17         .06
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          --               .31        (.02)        .35         .27
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.07)             (.14)       (.15)       (.18)       (.21)
Distributions from realized gains                                       (.01)             (.02)         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.08)             (.16)       (.15)       (.18)       (.21)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $5.27             $5.35       $5.20       $5.37       $5.20
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                $   8             $   9       $   9       $   9       $   5
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                        1.59%(c),(d)      1.61%       1.60%       1.60%       1.59%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       2.72%(d)          2.62%       2.84%       3.44%       4.04%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  8%               15%         23%         73%         36%
----------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                          .04%(f)          5.94%       (.44%)      6.96%       5.36%
----------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 1.64% for the six months ended Dec. 31, 2005.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended Dec. 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
90 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

RIVERSOURCE NEW YORK TAX-EXEMPT FUND

CLASS A

FISCAL PERIOD ENDED JUNE 30,                                            2005(g)           2005        2004        2003        2002
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                   $5.18             $5.07       $5.36       $5.16       $5.12
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .09               .18         .18         .20         .22
Net gains (losses) (both realized and unrealized)                       (.09)              .17        (.18)        .22         .04
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          --               .35          --         .42         .26
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.09)             (.18)       (.18)       (.20)       (.22)
Distributions from realized gains                                       (.05)             (.06)       (.11)       (.02)         --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.14)             (.24)       (.29)       (.22)       (.22)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $5.04             $5.18       $5.07       $5.36       $5.16
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                $  68             $  73       $  79       $  97       $  92
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         .83%(c),(d)       .88%(c)     .88%(c)     .88%(c)     .90%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       3.72%(d)          3.47%       3.44%       3.88%       4.38%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 11%               30%         36%         91%         44%
----------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                          .10%(f)          7.04%       (.02%)      8.43%       5.26%
----------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.95% for the six months ended Dec. 31, 2005 and 0.92%, 0.93% and 0.90% for the years ended June 30, 2005, 2004 and 2003, respectively.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended Dec. 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 91

RIVERSOURCE NEW YORK TAX-EXEMPT FUND

CLASS B

FISCAL PERIOD ENDED JUNE 30,                                            2005(g)           2005        2004        2003        2002
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                   $5.18             $5.07       $5.36       $5.16       $5.12
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .07               .14         .14         .16         .19
Net gains (losses) (both realized and unrealized)                       (.09)              .17        (.18)        .22         .04
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        (.02)              .31        (.04)        .38         .23
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.07)             (.14)       (.14)       (.16)       (.19)
Distributions from realized gains                                       (.05)             (.06)       (.11)       (.02)         --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.12)             (.20)       (.25)       (.18)       (.19)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $5.04             $5.18       $5.07       $5.36       $5.16
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                $   9             $  11       $  15       $  18       $  18
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                        1.60%(c),(d)      1.64%(c)    1.63%(c)    1.63%(c)    1.65%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       2.95%(d)          2.70%       2.69%       3.13%       3.60%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 11%               30%         36%         91%         44%
----------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                         (.27%)(f)         6.23%       (.78%)      7.61%       4.48%
----------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.71% for the six months ended Dec. 31, 2005 and 1.67%, 1.69% and 1.66% for the years ended June 30, 2005, 2004 and 2003, respectively.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended Dec. 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
92 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

RIVERSOURCE NEW YORK TAX-EXEMPT FUND

CLASS C

FISCAL PERIOD ENDED JUNE 30,                                            2005(g)           2005        2004        2003        2002
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                   $5.18             $5.07       $5.36       $5.16       $5.11
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .07               .14         .14         .16         .19
Net gains (losses) (both realized and unrealized)                       (.09)              .17        (.18)        .22         .05
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        (.02)              .31        (.04)        .38         .24
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.07)             (.14)       (.14)       (.16)       (.19)
Distributions from realized gains                                       (.05)             (.06)       (.11)       (.02)         --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.12)             (.20)       (.25)       (.18)       (.19)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $5.04             $5.18       $5.07       $5.36       $5.16
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                $   1             $   1       $   2       $   2       $   1
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                        1.60%(c),(d)      1.64%(c)    1.63%(c)    1.64%(c)    1.66%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       2.96%(d)          2.70%       2.68%       3.07%       3.69%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 11%               30%         36%         91%         44%
----------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                         (.27%)(f)         6.23%       (.78%)      7.60%       4.68%
----------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.72% for the six months ended Dec. 31, 2005 and 1.68%, 1.69% and 1.66% for the years ended June 30, 2005, 2004 and 2003, respectively.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended Dec. 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 93

RIVERSOURCE OHIO TAX-EXEMPT FUND

CLASS A

FISCAL PERIOD ENDED JUNE 30,                                            2005(g)           2005        2004        2003        2002
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                   $5.35             $5.16       $5.43       $5.35       $5.27
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .08               .16         .17         .18         .22
Net gains (losses) (both realized and unrealized)                       (.09)              .19        (.20)        .19         .08
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        (.01)              .35        (.03)        .37         .30
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.09)             (.16)       (.17)       (.18)       (.22)
Distributions from realized gains                                         --                --        (.07)       (.11)         --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.09)             (.16)       (.24)       (.29)       (.22)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $5.25             $5.35       $5.16       $5.43       $5.35
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                $  48             $  51       $  56       $  67       $  69
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         .84%(c),(d)       .88%(c)     .88%(c)     .88%(c)     .91%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       3.23%(d)          3.07%       3.13%       3.40%       4.22%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 10%               33%         17%        194%         33%
----------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                         (.20%)(f)         6.90%       (.67%)      7.08%       5.87%
----------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.98% for the six months ended Dec. 31, 2005 and 0.95%, 0.95% and 0.92% for the years ended June 30, 2005, 2004 and 2003, respectively.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended Dec. 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
94 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

RIVERSOURCE OHIO TAX-EXEMPT FUND

CLASS B

FISCAL PERIOD ENDED JUNE 30,                                            2005(g)           2005        2004        2003        2002
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                   $5.35             $5.16       $5.43       $5.34       $5.27
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .06               .12         .13         .14         .18
Net gains (losses) (both realized and unrealized)                       (.09)              .19        (.20)        .20         .07
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        (.03)              .31        (.07)        .34         .25
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.07)             (.12)       (.13)       (.14)       (.18)
Distributions from realized gains                                         --                --        (.07)       (.11)         --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.07)             (.12)       (.20)       (.25)       (.18)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $5.25             $5.35       $5.16       $5.43       $5.34
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                $   7             $   8       $  10       $  13       $  12
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         1.60%(c),(d)     1.64%(c)    1.63%(c)    1.63%(c)    1.66%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       2.47%(d)          2.31%       2.38%       2.62%       3.46%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 10%               33%         17%        194%         33%
----------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                         (.58%)(f)         6.10%      (1.43%)      6.47%       4.89%
----------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.74% for the six months ended Dec. 31, 2005 and 1.70%, 1.71% and 1.68% for the years ended June 30, 2005, 2004 and 2003, respectively.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended Dec. 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 95

RIVERSOURCE OHIO TAX-EXEMPT FUND

CLASS C

FISCAL PERIOD ENDED JUNE 30,                                            2005(g)           2005        2004        2003        2002
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                   $5.35             $5.16       $5.43       $5.35       $5.28
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .06               .12         .13         .14         .18
Net gains (losses) (both realized and unrealized)                       (.08)              .19        (.20)        .19         .07
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        (.02)              .31        (.07)        .33         .25
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.07)             (.12)       (.13)       (.14)       (.18)
Distributions from realized gains                                         --                --        (.07)       (.11)         --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.07)             (.12)       (.20)       (.25)       (.18)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $5.26             $5.35       $5.16       $5.43       $5.35
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                $   2             $   2       $   2       $   3       $   1
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                        1.60%(c),(d)      1.64%(c)    1.63%(c)    1.63%(c)    1.66%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       2.47%(d)          2.31%       2.38%       2.54%       3.45%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 10%               33%         17%        194%         33%
----------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                         (.39%)(f)         6.10%      (1.44%)      6.26%       4.89%
----------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.75% for the six months ended Dec. 31, 2005 and 1.71%, 1.71% and 1.68% for the years ended June 30, 2005, 2004 and 2003, respectively.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended Dec. 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
96 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Dec. 31, 2005.

ACTUAL EXPENSES

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 97

RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND

                                                        BEGINNING         ENDING          EXPENSES
                                                      ACCOUNT VALUE    ACCOUNT VALUE     PAID DURING       ANNUALIZED
                                                       JULY 1, 2005    DEC. 31, 2005    THE PERIOD(a)     EXPENSE RATIO
Class A
  Actual(b)                                               $1,000         $1,006.80         $4.18(c)             .83%
  Hypothetical (5% return before expenses)                $1,000         $1,020.91         $4.20(c)             .83%
Class B
  Actual(b)                                               $1,000         $1,003.00         $7.98(c)            1.59%
  Hypothetical (5% return before expenses)                $1,000         $1,017.10         $8.04(c)            1.59%
Class C
  Actual(b)                                               $1,000         $1,003.00         $8.03(c)            1.60%
  Hypothetical (5% return before expenses)                $1,000         $1,017.05         $8.09(c)            1.60%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Dec. 31, 2005: +0.68% for Class A, +0.30% for Class B and +0.30% for Class C.
(c) Effective Oct. 1, 2005, the Fund's Board of Directors approved a change to the fee schedule under the Administrative Services Agreement between Ameriprise Financial and the Fund. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2006, unless sooner terminated at the discretion of the Board. Under this expense cap/fee waiver agreement, net expenses will not exceed 0.79% for Class A; 1.55% for Class B and 1.55% for Class C. In addition, on Feb. 15, 2006, shareholders approved a change to the Investment Management Services Agreement. If the revised fee schedules under the Administrative Services Agreement, the Investment Management Services Agreement and the cap/fee waiver agreement had been in place for the entire six-month period ended Dec. 31, 2005, the actual expenses paid would have been $3.97 for Class A, $7.78 for Class B and $7.78 for Class C; the hypothetical expenses paid would have been $4.00 for Class A, $7.84 for Class B and $7.84 for Class C.

--------------------------------------------------------------------------------
98 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND

                                                        BEGINNING         ENDING          EXPENSES
                                                      ACCOUNT VALUE    ACCOUNT VALUE     PAID DURING       ANNUALIZED
                                                       JULY 1, 2005    DEC. 31, 2005    THE PERIOD(a)     EXPENSE RATIO
Class A
  Actual(b)                                               $1,000         $  998.60         $4.21(c)             .84%
  Hypothetical (5% return before expenses)                $1,000         $1,020.86         $4.26(c)             .84%
Class B
  Actual(b)                                               $1,000         $  994.80         $8.00(c)            1.60%
  Hypothetical (5% return before expenses)                $1,000         $1,017.05         $8.09(c)            1.60%
Class C
  Actual(b)                                               $1,000         $  996.60         $8.01(c)            1.60%
  Hypothetical (5% return before expenses)                $1,000         $1,017.05         $8.09(c)            1.60%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Dec. 31, 2005: -0.14% for Class A, -0.52% for Class B, and -0.34% for Class C.
(c) Effective Oct. 1, 2005, the Fund's Board of Directors approved a change to the fee schedule under the Administrative Services Agreement between Ameriprise Financial and the Fund. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2006, unless sooner terminated at the discretion of the Board. Under this expense cap/fee waiver agreement, net expenses will not exceed 0.79% for Class A; 1.55% for Class B and 1.55% for Class C. In addition, on Feb. 15, 2006, shareholders approved a change to the Investment Management Services Agreement. If the revised fee schedules under the Administrative Services Agreement, the Investment Management Services Agreement and the cap/fee waiver agreement had been in place for the entire six-month period ended Dec. 31, 2005, the actual expenses paid would have been $3.96 for Class A, $7.75 for Class B and $7.76 for Class C; the hypothetical expenses paid would have been $4.00 for Class A, $7.84 for Class B and $7.84 for Class C.

--------------------------------------------------------------------------------
              RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 99

RIVERSOURCE MICHIGAN TAX-EXEMPT FUND

                                                        BEGINNING         ENDING          EXPENSES
                                                      ACCOUNT VALUE    ACCOUNT VALUE     PAID DURING       ANNUALIZED
                                                       JULY 1, 2005    DEC. 31, 2005    THE PERIOD(a)     EXPENSE RATIO
Class A
  Actual(b)                                               $1,000         $1,004.20         $4.22(c)             .84%
  Hypothetical (5% return before expenses)                $1,000         $1,020.86         $4.26(c)             .84%
Class B
  Actual(b)                                               $1,000         $1,000.40         $8.02(c)            1.60%
  Hypothetical (5% return before expenses)                $1,000         $1,017.05         $8.09(c)            1.60%
Class C
  Actual(b)                                               $1,000         $1,000.40         $7.97(c)            1.59%
  Hypothetical (5% return before expenses)                $1,000         $1,017.10         $8.04(c)            1.59%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Dec. 31, 2005: +0.42% for Class A, +0.04% for Class B and +0.04% for Class C.
(c) Effective Oct. 1, 2005, the Fund's Board of Directors approved a change to the fee schedule under the Administrative Services Agreement between Ameriprise Financial and the Fund. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2006, unless sooner terminated at the discretion of the Board. Under this expense cap/fee waiver agreement, net expenses will not exceed 0.79% for Class A; 1.55% for Class B and 1.55% for Class C. In addition, on Feb. 15, 2006, shareholders approved a change to the Investment Management Services Agreement. If the revised fee schedules under the Administrative Services Agreement, the Investment Management Services Agreement and the cap/fee waiver agreement had been in place for the entire six-month period ended Dec. 31, 2005, the actual expenses paid would have been $3.97 for Class A, $7.77 for Class B and $7.77 for Class C; the hypothetical expenses paid would have been $4.00 for Class A, $7.84 for Class B and $7.84 for Class C.

--------------------------------------------------------------------------------
100 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

RIVERSOURCE MINNESOTA TAX-EXEMPT FUND

                                                        BEGINNING         ENDING          EXPENSES
                                                      ACCOUNT VALUE    ACCOUNT VALUE     PAID DURING       ANNUALIZED
                                                       JULY 1, 2005    DEC. 31, 2005    THE PERIOD(a)     EXPENSE RATIO
Class A
  Actual(b)                                               $1,000         $1,002.40         $4.17(c)             .83%
  Hypothetical (5% return before expenses)                $1,000         $1,020.91         $4.20(c)             .83%
Class B
  Actual(b)                                               $1,000         $1,000.50         $7.92(c)            1.58%
  Hypothetical (5% return before expenses)                $1,000         $1,017.15         $7.99(c)            1.58%
Class C
  Actual(b)                                               $1,000         $1,000.40         $7.97(c)            1.59%
  Hypothetical (5% return before expenses)                $1,000         $1,017.10         $8.04(c)            1.59%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Dec. 31, 2005: +0.24% for Class A, +0.05% for Class B and +0.04% for Class C.
(c) Effective Oct. 1, 2005, the Fund's Board of Directors approved a change to the fee schedule under the Administrative Services Agreement between Ameriprise Financial and the Fund. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2006, unless sooner terminated at the discretion of the Board. Under this expense cap/fee waiver agreement, net expenses will not exceed 0.79% for Class A; 1.55% for Class B and 1.55% for Class C. In addition, on Feb. 15, 2006, shareholders approved a change to the Investment Management Services Agreement. If the revised fee schedules under the Administrative Services Agreement, the Investment Management Services Agreement and the cap/fee waiver agreement had been in place for the entire six-month period ended Dec. 31, 2005, the actual expenses paid would have been $3.97 for Class A, $7.77 for Class B and $7.77 for Class C; the hypothetical expenses paid would have been $4.00 for Class A, $7.84 for Class B and $7.84 for Class C.

--------------------------------------------------------------------------------
             RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 101

RIVERSOURCE NEW YORK TAX-EXEMPT FUND

                                                        BEGINNING         ENDING          EXPENSES
                                                      ACCOUNT VALUE    ACCOUNT VALUE     PAID DURING       ANNUALIZED
                                                       JULY 1, 2005    DEC. 31, 2005    THE PERIOD(a)     EXPENSE RATIO
Class A
  Actual(b)                                               $1,000         $1,001.00         $4.16(c)             .83%
  Hypothetical (5% return before expenses)                $1,000         $1,020.91         $4.20(c)             .83%
Class B
  Actual(b)                                               $1,000         $  997.30         $8.01(c)            1.60%
  Hypothetical (5% return before expenses)                $1,000         $1,017.05         $8.09(c)            1.60%
Class C
  Actual(b)                                               $1,000         $  997.30         $8.01(c)            1.60%
  Hypothetical (5% return before expenses)                $1,000         $1,017.05         $8.09(c)            1.60%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Dec. 31, 2005: +0.10% for Class A, -0.27% for Class B and -0.27% for Class C.
(c) Effective Oct. 1, 2005, the Fund's Board of Directors approved a change to the fee schedule under the Administrative Services Agreement between Ameriprise Financial and the Fund. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2006, unless sooner terminated at the discretion of the Board. Under this expense cap/fee waiver agreement, net expenses will not exceed 0.79% for Class A; 1.55% for Class B and 1.55% for Class C. In addition, on Feb. 15, 2006, shareholders approved a change to the Investment Management Services Agreement. If the revised fee schedules under the Administrative Services Agreement, the Investment Management Services Agreement and the cap/fee waiver agreement had been in place for the entire six-month period ended Dec. 31, 2005, the actual expenses paid would have been $3.96 for Class A, $7.76 for Class B and $7.76 for Class C; the hypothetical expenses paid would have been $4.00 for Class A, $7.84 for Class B and $7.84 for Class C.

--------------------------------------------------------------------------------
102 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

RIVERSOURCE OHIO TAX-EXEMPT FUND

                                                        BEGINNING         ENDING          EXPENSES
                                                      ACCOUNT VALUE    ACCOUNT VALUE     PAID DURING       ANNUALIZED
                                                       JULY 1, 2005    DEC. 31, 2005    THE PERIOD(a)     EXPENSE RATIO
Class A
  Actual(b)                                               $1,000         $  998.00         $4.21(c)             .84%
  Hypothetical (5% return before expenses)                $1,000         $1,020.86         $4.26(c)             .84%
Class B
  Actual(b)                                               $1,000         $  994.20         $8.00(c)            1.60%
  Hypothetical (5% return before expenses)                $1,000         $1,017.05         $8.09(c)            1.60%
Class C
  Actual(b)                                               $1,000         $  996.10         $8.01(c)            1.60%
  Hypothetical (5% return before expenses)                $1,000         $1,017.05         $8.09(c)            1.60%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Dec. 31, 2005: -0.20% for Class A, -0.58% for Class B, and -0.39% for Class C.
(c) Effective Oct. 1, 2005, the Fund's Board of Directors approved a change to the fee schedule under the Administrative Services Agreement between Ameriprise Financial and the Fund. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2006, unless sooner terminated at the discretion of the Board. Under this expense cap/fee waiver agreement, net expenses will not exceed 0.79% for Class A; 1.55% for Class B and 1.55% for Class C. In addition, on Feb. 15, 2006, shareholders approved a change to the Investment Management Services Agreement. If the revised fee schedules under the Administrative Services Agreement, the Investment Management Services Agreement and the cap/fee waiver agreement had been in place for the entire six-month period ended Dec. 31, 2005, the actual expenses paid would have been $3.96 for Class A, $7.75 for Class B and $7.76 for Class C; the hypothetical expenses paid would have been $4.00 for Class A, $7.84 for Class B and $7.84 for Class C.

--------------------------------------------------------------------------------
             RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 103

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND

RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND

RIVERSOURCE MICHIGAN TAX-EXEMPT FUND

RIVERSOURCE MINNESOTA TAX-EXEMPT FUND

RIVERSOURCE NEW YORK TAX-EXEMPT FUND

RIVERSOURCE OHIO TAX-EXEMPT FUND

RiverSource Investments, LLC (RiverSource), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial, formerly American Express Financial Corporation), serves as the investment manager to the Fund. Under an investment management services agreement (the IMS Agreement), the investment manager provides investment advice and other services to the Fund. Throughout the year, the Fund's Board of Directors (the Board) and the Board's Investment Review and Contracts Committees monitor these services.

Ameriprise Financial had served as investment manager to the Fund until Sept. 29, 2005. On that date, and pursuant to the consent of the Board, Ameriprise Financial transferred its rights, title, and interest and its burdens and obligations under the IMS Agreement to RiverSource, its wholly-owned subsidiary.

Each year, the Board determines whether to continue the IMS Agreement by evaluating the quality and level of services received and the costs associated with those services. To assist the Board in making this determination, the investment manager prepares detailed reports for the Board and its Contracts Committee in March and April and provides data prepared by independent organizations. The Board gives considerable weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the IMS Agreement.

BACKGROUND

This past year, prior to the Board's annual review process, on Feb. 1, 2005, American Express Company, the former parent of Ameriprise Financial, announced its intention to pursue a spin-off of Ameriprise Financial by distributing shares of the common stock of Ameriprise Financial to shareholders of American Express Company. Following this announcement, the Board determined to proceed with its annual review process and, after thorough review of the reports and data provided, at a meeting held in person on April 14, 2005, the Board, including all of its independent members, determined that the quality and level of advisory services provided pursuant to the IMS Agreement were satisfactory and that fees were fair and reasonable. However, in light of the announced plans of the spin-off, the Board approved continuation of the IMS Agreement with Ameriprise Financial for only an interim period ending on the later of (i) the effective date of the spin-off; or (ii) the approval of a new IMS Agreement with Ameriprise Financial (or its subsidiary) by the shareholders of the Fund, but in no event for a period longer than one year.

--------------------------------------------------------------------------------
104 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

During the course of the six-month period following the April 2005 meeting, the Board evaluated whether to approve new investment management services agreements for each of the funds within the Ameriprise Financial fund complex (together, the Funds) with post-spin Ameriprise Financial (or RiverSource). Independent counsel, Schulte Roth & Zabel LLP (Schulte), assisted the Boards in fulfilling their statutory and other responsibilities associated with the spin-off and the resulting consideration of new contracts, including the new IMS Agreement. The Board and its committees were provided with a wealth of written and oral information in this regard. Furthermore, in connection with the Board's considerations as to whether post-spin Ameriprise Financial, as an entity independent from American Express Company, would be capable of continuing to provide a high quality of services to the Funds, the Board's independent members retained their own financial adviser, Credit Suisse First Boston LLC (CSFB), to assist them in analyzing the capital adequacy of post-spin Ameriprise Financial. (The costs of independent counsel and CSFB and of additional meetings of the Boards were borne by Ameriprise Financial as part of the commitment of the American Express Company to ensure a complete and thorough review of the proposed spin-off and its effect on the services provided by Ameriprise Financial and its subsidiaries.) At a meeting of the Board held on Sept. 8, 2005, the Board, including all of its independent members, approved, and recommended that shareholders approve, a proposed new IMS Agreement with RiverSource (the New IMS Agreement). At a meeting of the Fund's shareholders held on Feb. 15, 2006, shareholders approved the New IMS Agreement. The following section, "Board Considerations Related to the New IMS Agreement," provides a detailed discussion of the Board's considerations and determinations respecting the New IMS Agreement.

BOARD CONSIDERATIONS RELATED TO THE NEW IMS AGREEMENT

In carrying out its legal responsibilities associated with the consideration of the New IMS Agreement, the Board evaluated the following factors:

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY POST-SPIN AMERIPRISE FINANCIAL (AND ITS SUBSIDIARIES)

The Board recognized that only a few months had passed since its April 2005 conclusion that the nature, extent and quality of services provided by Ameriprise Financial were satisfactory and consistent with those that would be expected for a fund family of the size of the Funds and its determination to renew the IMS Agreement for the interim period. However, the Board also recognized the need to supplement this assessment with an evaluation of whether the spin-off or other factors would result in changes to the advisory services being provided under the current IMS Agreement.

--------------------------------------------------------------------------------
             RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 105

The Board focused its evaluation on the following factors potentially impacting the nature, extent and quality of advisory services to be provided by Ameriprise
Financial: (i) Ameriprise Financial's projected capital structure and capital adequacy as a stand-alone entity; (ii) its legal and regulatory risks; (iii) its ability to retain and attract personnel; and (iv) its ability to successfully re-brand its products and services. Based on extensive presentations and reports by Ameriprise Financial, CSFB and Schulte, the Board concluded that the proposed capital structure (which includes certain indemnification commitments made by American Express Company) should enable RiverSource to continue to provide a high quality and level of advisory services to the Fund. In making this determination, the Board took into account representations by management of Ameriprise Financial that projected capital levels would allow Ameriprise Financial and RiverSource to meet legal and compliance responsibilities, build their distribution network, pursue technological upgrades, make capital commitments necessary to retain and attract key personnel devoted to legal and compliance responsibilities, portfolio management and distribution, and pursue smaller asset management acquisitions to help grow the asset management business. The Board accorded significant weight to CSFB's confirmation as to the reasonableness of the proposed capital structure. The Board also considered the fact that there were no expected departures of key personnel involved in the portfolio management, operations and marketing of the Funds as a result of the announcement of the spin-off.

The Board concluded that, based on all of the materials and information provided, post-spin Ameriprise Financial (including RiverSource) would be in a position to continue to provide a high quality and level of advisory services to the Fund.

INVESTMENT PERFORMANCE

The Board next focused on investment performance. The Board reviewed reports documenting the Fund's performance over one-, three- and/or five-year periods, as well as the entire period during which its current portfolio manager has managed the Fund, and compared to relevant Lipper and market indices.

FOR RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND

The Board took into account its determination in April 2005 that investment performance in 2004 approximated the median.

FOR RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND

The Board took into account its determination in April 2005 that investment performance in 2004 was below median. The Board also considered the fact that Ameriprise Financial had implemented a new fixed income sector team approach to managing the Fund and performance has begun to improve.

FOR RIVERSOURCE MICHIGAN TAX-EXEMPT FUND

The Board took into account its determination in April 2005 that investment performance in 2004 exceeded the median.

--------------------------------------------------------------------------------
106 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

FOR RIVERSOURCE MINNESOTA TAX-EXEMPT FUND

The Board took into account its determination in April 2005 that investment performance in 2004 was below median. The Board also considered the fact that Ameriprise Financial had implemented a new fixed income sector team approach to managing the Fund and performance has begun to improve.

FOR RIVERSOURCE NEW YORK TAX-EXEMPT FUND

The Board took into account its determination in April 2005 that investment performance in 2004 approximated the median. The Board also considered the fact that Ameriprise Financial had implemented a new fixed income sector team approach to managing the Fund and performance has begun to improve.

RIVERSOURCE OHIO TAX-EXEMPT FUND

The Board took into account its determination in April 2005 that investment performance in 2004 was below median. The Board also considered the fact that Ameriprise Financial had implemented a new fixed income sector team approach to managing the Fund and performance has begun to improve.

The Board also considered that it had been receiving monthly performance reports for the Fund and that there had been no significant deviations from April's overall performance data.

COST OF SERVICES PROVIDED

The Board evaluated comparative fees and the costs of services under the current IMS Agreement and the New IMS Agreement, including fees charged by Ameriprise Financial (including RiverSource and other subsidiaries) to institutional clients. The Board observed that the proposed advisory fee changes are designed to work in tandem with proposed changes to administrative services fees and that advisory fees under the New IMS Agreement for RiverSource California Tax-Exempt Fund, RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund, RiverSource Tax-Exempt Fund, RiverSource Minnesota Tax-Exempt Fund, RiverSource New York Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund would decrease. The Board studied RiverSource's effort (i.e., its "pricing philosophy") to set substantially all Funds' total expense ratios at or below the median expense ratio of comparable mutual funds (as compiled by Lipper). It also noted that RiverSource has agreed to voluntarily impose expense caps or waivers to achieve this pricing objective whenever the expense ratio exceeded the median expense ratio by more than three basis points.

--------------------------------------------------------------------------------
             RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 107

The Board next considered the expected profitability to Ameriprise Financial and RiverSource derived from their relationship with the Fund, recalling the April 2005 determination that the profitability level was appropriate. The Board noted that projected profitability of Ameriprise Financial would allow it to operate effectively and, at the same time, reinvest in RiverSource and its other asset management businesses. The Board also considered that the proposed changes in advisory fees and the mergers of certain other Funds would result in revenue gains to Ameriprise Financial, but that these increases would not materially alter profit margins due to expected increases in costs associated with the spin-off, particularly re-branding and separation. CSFB also reported that Ameriprise Financial's projected level of return on equity was generally reasonable in light of the returns on equity of its industry competitors. In evaluating profitability, the Board also considered the benefits Ameriprise Financial obtains through the use of commission dollars paid on portfolio transactions for the Fund and from other business relationships that result from managing the Fund. The Board also considered the fees charged by Ameriprise Financial (and its subsidiaries) to institutional clients as well as the fees paid to, and charged by, subadvisers, noting the differences in services provided in each case. In light of these considerations, the Board concluded that projected profitability levels were appropriate.

ECONOMIES OF SCALE

The Board also considered the "breakpoints" in fees that would be triggered as Fund net asset levels grew and the extent to which shareholders would benefit from such growth. The Board observed that the revised fee schedules under the proposed New IMS Agreement would continue to provide breakpoints similar to those in place pursuant to the current IMS Agreement. Accordingly, the Board concluded that the proposed New IMS Agreement provides adequate opportunity for shareholders to realize benefits as Fund assets grow.

OTHER CONSIDERATIONS

In addition, the Board accorded weight to the fact that, under the New IMS Agreement, RiverSource Investments is held to a higher standard of care than under the current IMS Agreement. The Board also noted Ameriprise Financial's commitment to a culture that adheres to ethical business practice, assigns accountability to senior management and seeks to identify conflicts and propose appropriate action to minimize the risks posed by the conflicts.

Furthermore, the Board recognized that it was not limited to considering management's proposed New IMS Agreement. In this regard, the Board evaluated the circumstances under which it would consider the retention of an investment adviser different from RiverSource Investments. The Board concluded, based on its consultation with independent counsel, that pursuing the retention of a different adviser was not necessary, primarily because, in its best judgment, Ameriprise Financial continues to be basically the same organization (from a functional and managerial standpoint) as it was prior to the spin-off. The Board reasoned that shareholders purchased shares of the Fund with an expectation that the current investment advisory organization would be servicing the Fund.

--------------------------------------------------------------------------------
108 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling
(800) 862-7919; by looking at the website www.riversource.com/funds; or by searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283; by looking at the website www.riversource.com/funds; or by searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------
             RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 109

                       THIS PAGE LEFT BLANK INTENTIONALLY

--------------------------------------------------------------------------------
110 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT

                       THIS PAGE LEFT BLANK INTENTIONALLY

--------------------------------------------------------------------------------
             RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2005 SEMIANNUAL REPORT -- 111

[RIVERSOURCE(SM) INVESTMENTS LOGO]

RIVERSOURCE INVESTMENTS
200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. RiverSource Funds are managed by RiverSource Investments, LLC and distributed by Ameriprise Financial Services, Inc., Member NASD.
Both companies are part of Ameriprise Financial, Inc.

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP California Tax-Exempt Trust


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 7, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 7, 2006



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          March 7, 2006